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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 10.7%
		Advertising: 0.0%
690	@	Interpublic Group of Cos., Inc.	$5,348
300		Omnicom Group	11,568
			16,916
		Aerospace/Defense: 0.3%
560		Boeing Co.	32,116
150		General Dynamics Corp.	11,043
150		Goodrich Corp.	6,240
150		L-3 Communications Holdings, Inc.	14,748
210		Lockheed Martin Corp.	23,031
358		Northrop Grumman Corp.	21,673
300		Raytheon Co.	16,053
570		United Technologies Corp.	34,234
			159,138
		Agriculture: 0.2%
1,160		Altria Group, Inc.	23,014
400		Archer-Daniels-Midland Co.	8,764
70		Lorillard, Inc.	4,981
1,160		Philip Morris International, Inc.	55,796
240		Reynolds American, Inc.	11,669
			104,224
		Airlines: 0.0%
500		Southwest Airlines Co.	7,255
			7,255
		Apparel: 0.1%
300	@	Coach, Inc.	7,512
260		Nike, Inc.	17,394
110		Polo Ralph Lauren Corp.	7,330
260		VF Corp.	20,101
			52,337
		Auto Manufacturers: 0.0%
765	@	Ford Motor Co.	3,978
350		General Motors Corp.	3,308
			7,286
		Auto Parts & Equipment: 0.0%
200	@	Goodyear Tire & Rubber Co.	3,062
550		Johnson Controls, Inc.	16,682
			19,744
		Banks: 0.7%
2,261		Bank of America Corp.	79,135
850		Bank of New York Mellon Corp.	27,693
850		BB&T Corp.	32,130
249		Capital One Financial Corp.	12,699
400		Fifth Third Bancorp.	4,760
600		Huntington Bancshares, Inc.	4,794
160		M&T Bank Corp.	14,280
220		Northern Trust Corp.	15,884
360		PNC Financial Services Group, Inc.	26,892
1,199		Regions Financial Corp.	11,510
300		State Street Corp.	17,064
260		SunTrust Bank	11,697
760		US Bancorp.	27,375
809		Wachovia Corp.	2,832
1,770		Wells Fargo & Co.	66,428
350		Zions Bancorp.	13,545
			368,718
		Beverages: 0.3%
390		Anheuser-Busch Cos., Inc.	25,303
1,350		Coca-Cola Co.	71,388
190		Coca-Cola Enterprises, Inc.	3,186
270	@	Constellation Brands, Inc.	5,794
140		Molson Coors Brewing Co.	6,545
430		Pepsi Bottling Group, Inc.	12,543
650		PepsiCo, Inc.	46,326
			171,085
		Biotechnology: 0.2%
690	@	Amgen, Inc.	40,896
230	@	Biogen Idec, Inc.	11,567
210	@	Celgene Corp.	13,289
100	@	Genzyme Corp.	8,089
450	@	Gilead Sciences, Inc.	20,511
			94,352
		Chemicals: 0.2%
150		Air Products & Chemicals, Inc.	10,274
50		CF Industries Holdings, Inc.	4,573

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
560		Dow Chemical Co.	$17,797
630		EI Du Pont de Nemours & Co.	25,389
120		International Flavors & Fragrances, Inc.	4,735
280		Monsanto Co.	27,714
200		PPG Industries, Inc.	11,664
60		Praxair, Inc.	4,304
110		Rohm & Haas Co.	7,700
90		Sigma-Aldrich Corp.	4,718
			118,868
		Coal: 0.0%
90		Massey Energy Co.	3,210
100		Peabody Energy Corp.	4,500
			7,710
		Commercial Services: 0.1%
150	@	Apollo Group, Inc. - Class A	8,895
120		Automatic Data Processing, Inc.	5,130
400		H&R Block, Inc.	9,100
60		Mastercard, Inc.	10,640
110		McKesson Corp.	5,919
130		Moody’s Corp.	4,420
290		Robert Half International, Inc.	7,178
320		RR Donnelley & Sons Co.	7,850
408		Western Union Co.	10,065
			69,197
		Computers: 0.6%
150	@	Affiliated Computer Services, Inc.	7,595
490	@	Apple, Inc.	55,693
150	@	Computer Sciences Corp.	6,029
1,340	@	Dell, Inc.	22,083
1,340	@	EMC Corp.	16,026
1,570		Hewlett-Packard Co.	72,597
830		International Business Machines Corp.	97,077
250	@	Lexmark International, Inc.	8,143
200	@	NetApp, Inc.	3,646
550	@	Sun Microsystems, Inc.	4,180
310	@	Teradata Corp.	6,045
			299,114
		Cosmetics/Personal Care: 0.3%
350		Avon Products, Inc.	14,550
150		Colgate-Palmolive Co.	11,303
100		Estee Lauder Cos., Inc.	4,991
1,877		Procter & Gamble Co.	130,808
			161,652
		Diversified Financial Services: 0.5%
460		American Express Co.	16,298
88		Ameriprise Financial, Inc.	3,362
630		Charles Schwab Corp.	16,380
2,510		Citigroup, Inc.	51,480
40		CME Group, Inc.	14,860
365		Discover Financial Services	5,044
320		Goldman Sachs Group, Inc.	40,960
60	@	IntercontinentalExchange, Inc.	4,841
220		Invesco Ltd.	4,616
120		Janus Capital Group, Inc.	2,914
1,812		JPMorgan Chase & Co.	84,620
620		Merrill Lynch & Co., Inc.	15,686
630		Morgan Stanley	14,490
70		NYSE Euronext	2,743
200	@	SLM Corp.	2,468
			280,762
		Electric: 0.3%
650	@	AES Corp.	7,599
500		American Electric Power Co., Inc.	18,515
540		Dominion Resources, Inc.	23,101
500		DTE Energy Co.	20,060
560		Duke Energy Corp.	9,761
480		Edison International	19,152
140		Entergy Corp.	12,461
150		Exelon Corp.	9,393
60		FPL Group, Inc.	3,018
500		Pepco Holdings, Inc.	11,455
310		PG&E Corp.	11,610
330		Public Service Enterprise Group, Inc.	10,821
250		Southern Co.	9,423
280		Xcel Energy, Inc.	5,597
			171,966
		Electrical Components & Equipment: 0.0%
370		Emerson Electric Co.	15,092
100		Molex, Inc.	2,245
			17,337

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.1%
330	@	Agilent Technologies, Inc.	$9,788
100		Amphenol Corp.	4,014
100		Applied Biosystems, Inc.	3,425
300		Jabil Circuit, Inc.	2,862
60		PerkinElmer, Inc.	1,498
320	@	Thermo Electron Corp.	17,600
275		Tyco Electronics Ltd.	7,607
150	@	Waters Corp.	8,727
			55,521
		Engineering & Construction: 0.0%
180		Fluor Corp.	10,026
90	@	Jacobs Engineering Group, Inc.	4,888
			14,914
		Environmental Control: 0.0%
180	@	Allied Waste Industries, Inc.	2,000
150		Waste Management, Inc.	4,724
			6,724
		Food: 0.2%
150		General Mills, Inc.	10,308
120		HJ Heinz Co.	5,996
310		Kellogg Co.	17,391
563		Kraft Foods, Inc.	18,438
300		Kroger Co.	8,244
70		Safeway, Inc.	1,660
1,000		Sara Lee Corp.	12,630
290		Supervalu, Inc.	6,293
130		Sysco Corp.	4,008
100		Whole Foods Market, Inc.	2,003
100		WM Wrigley Jr. Co.	7,940
			94,911
		Forest Products & Paper: 0.0%
190		International Paper Co.	4,974
			4,974
		Gas: 0.0%
330		Centerpoint Energy, Inc.	4,808
150		Sempra Energy	7,571
			12,379
		Hand/Machine Tools: 0.1%
140		Black & Decker Corp.	8,505
130		Snap-On, Inc.	6,846
230		Stanley Works	9,600
			24,951
		Healthcare - Products: 0.4%
280		Baxter International, Inc.	18,376
300		Becton Dickinson & Co.	24,078
710	@	Boston Scientific Corp.	8,712
125		Covidien Ltd.	6,720
30	@	Intuitive Surgical, Inc.	7,229
1,270		Johnson & Johnson	87,986
700		Medtronic, Inc.	35,070
300	@	St. Jude Medical, Inc.	13,047
80		Stryker Corp.	4,984
60	@	Varian Medical Systems, Inc.	3,428
50	@	Zimmer Holdings, Inc.	3,228
			212,858
		Healthcare - Services: 0.2%
270		Aetna, Inc.	9,750
290		Cigna Corp.	9,854
100	@	DaVita, Inc.	5,701
90	@	Humana, Inc.	3,708
80	@	Laboratory Corp. of America Holdings	5,560
310		Quest Diagnostics	16,018
590		UnitedHealth Group, Inc.	14,980
360	@	WellPoint, Inc.	16,837
			82,408
		Home Builders: 0.0%
370		Lennar Corp.	5,620
370		Pulte Homes, Inc.	5,169
			10,789
		Household Products/Wares: 0.1%
140		Avery Dennison Corp.	6,227
150		Clorox Co.	9,404
280		Kimberly-Clark Corp.	18,155
			33,786
		Insurance: 0.5%
560		Aflac, Inc.	32,900
360		Allstate Corp.	16,603
1,190		American International Group, Inc.	3,963
310		AON Corp.	13,938
100		Assurant, Inc.	5,500
380		Chubb Corp.	20,862
300		Cincinnati Financial Corp.	8,532
300		Genworth Financial, Inc.	2,583

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
150		Hartford Financial Services Group, Inc.	$6,149
300		Lincoln National Corp.	12,843
102		Loews Corp.	4,028
100		Marsh & McLennan Cos., Inc.	3,176
630		Metlife, Inc.	35,280
710		Progressive Corp.	12,354
340		Prudential Financial, Inc.	24,480
270		Torchmark Corp.	16,146
530		Travelers Cos., Inc.	23,956
460		UnumProvident Corp.	11,546
100		XL Capital Ltd.	1,794
			256,633
		Internet: 0.2%
100	@	Akamai Technologies, Inc.	1,744
100	@	Amazon.com, Inc.	7,276
660	@	eBay, Inc.	14,771
150	@	Expedia, Inc.	2,267
70	@	Google, Inc. - Class A	28,036
551	@	Symantec Corp.	10,789
730	@	Yahoo!, Inc.	12,629
			77,512
		Iron/Steel: 0.1%
130		AK Steel Holding Corp.	3,370
100		Allegheny Technologies, Inc.	2,955
320		Nucor Corp.	12,640
110		United States Steel Corp.	8,537
			27,502
		Machinery - Construction & Mining: 0.1%
470		Caterpillar, Inc.	28,012
150	@	Terex Corp.	4,578
			32,590
		Machinery - Diversified: 0.0%
130		Cummins, Inc.	5,684
300		Deere & Co.	14,850
100		Manitowoc Co., Inc.	1,555
			22,089
		Media: 0.2%
1,300		Comcast Corp. – Class A	25,519
350	@	DIRECTV Group, Inc.	9,160
1,390		News Corp. - Class A	16,666
1,790		Time Warner, Inc.	23,467
300	@	Viacom - Class B	7,452
1,130		Walt Disney Co.	34,680
			116,944
		Metal Fabricate/Hardware: 0.0%
140		Precision Castparts Corp.	11,029
			11,029
		Mining: 0.1%
150		Alcoa, Inc.	3,387
265		Freeport-McMoRan Copper & Gold, Inc.	15,065
130		Newmont Mining Corp.	5,039
			23,491
		Miscellaneous Manufacturing: 0.5%
370		3M Co.	25,275
210		Cooper Industries Ltd.	8,390
350		Dover Corp.	14,193
150		Eaton Corp.	8,427
5,870		General Electric Co.	149,685
630		Honeywell International, Inc.	26,177
330		Illinois Tool Works, Inc.	14,669
120		Ingersoll-Rand Co.	3,740
80		ITT Corp.	4,449
490		Leggett & Platt, Inc.	10,677
290		Parker Hannifin Corp.	15,370
250		Textron, Inc.	7,320
75		Tyco International Ltd.	2,627
			290,999
		Office/Business Equipment: 0.0%
400		Pitney Bowes, Inc.	13,304
380		Xerox Corp.	4,381
			17,685
		Oil & Gas: 1.2%
350		Anadarko Petroleum Corp.	16,979
290		Apache Corp.	30,241
130		Chesapeake Energy Corp.	4,662
1,353		Chevron Corp.	111,595
996		ConocoPhillips	72,957
350		Devon Energy Corp.	31,920
150		ENSCO International, Inc.	8,645
100		EOG Resources, Inc.	8,946
3,230		ExxonMobil Corp.	250,842
110		Hess Corp.	9,029

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
290		Marathon Oil Corp.	$11,562
140		Murphy Oil Corp.	8,980
310	@	Nabors Industries Ltd.	7,725
150		Noble Corp.	6,585
90		Noble Energy, Inc.	5,003
630		Occidental Petroleum Corp.	44,384
150		Questar Corp.	6,138
80	@	Southwestern Energy Co.	2,443
100		Sunoco, Inc.	3,558
149	@	Transocean, Inc.	16,366
250		Valero Energy Corp.	7,575
90		XTO Energy, Inc.	4,187
			670,322
		Oil & Gas Services: 0.2%
230		Baker Hughes, Inc.	13,924
170		BJ Services Co.	3,252
100	@	Cameron International Corp.	3,854
300		Halliburton Co.	9,717
270	@	National Oilwell Varco, Inc.	13,562
600		Schlumberger Ltd.	46,854
120		Smith International, Inc.	7,037
150	@	Weatherford International Ltd.	3,771
			101,971
		Packaging & Containers: 0.0%
80		Ball Corp.	3,159
			3,159
		Pharmaceuticals: 0.6%
780		Abbott Laboratories	44,912
150		Allergan, Inc.	7,725
100		AmerisourceBergen Corp.	3,765
940		Bristol-Myers Squibb Co.	19,599
130		Cardinal Health, Inc.	6,406
650		Eli Lilly & Co.	28,620
170	@	Express Scripts, Inc.	12,549
290	@	Forest Laboratories, Inc.	8,201
316	@	King Pharmaceuticals, Inc.	3,027
150	@	Medco Health Solutions, Inc.	6,750
1,380		Merck & Co., Inc.	43,553
3,540		Pfizer, Inc.	65,278
1,100		Schering-Plough Corp.	20,317
100	@	Watson Pharmaceuticals, Inc.	2,850
1,000		Wyeth	36,940
			310,492
		Pipelines: 0.0%
400		El Paso Corp.	5,104
400		Spectra Energy Corp.	9,520
350		Williams Cos., Inc.	8,278
			22,902
		Retail: 0.7%
150		Abercrombie & Fitch Co.	5,918
120	@	Autozone, Inc.	14,801
335		Best Buy Co., Inc.	12,563
80	@	Big Lots, Inc.	2,226
150		Costco Wholesale Corp.	9,740
883		CVS Caremark Corp.	29,722
150		Darden Restaurants, Inc.	4,295
300		Family Dollar Stores, Inc.	7,110
210	@	GameStop Corp.	7,184
630		Gap, Inc.	11,201
550		Home Depot, Inc.	14,240
100		JC Penney Co., Inc.	3,334
400		Limited Brands, Inc.	6,928
760		Lowe’s Cos., Inc.	18,004
100		Macy’s, Inc.	1,798
800		McDonald’s Corp.	49,360
250		RadioShack Corp.	4,320
400		Staples, Inc.	9,000
210	@	Starbucks Corp.	3,123
350		Target Corp.	17,168
100		Tiffany & Co.	3,552
540		TJX Cos., Inc.	16,481
350		Walgreen Co.	10,836
1,490		Wal-Mart Stores, Inc.	89,236
310		Yum! Brands, Inc.	10,109
			362,249
		Savings & Loans: 0.0%
1,110		Hudson City Bancorp., Inc.	20,480
			20,480
		Semiconductors: 0.3%
110		Altera Corp.	2,275
150		Analog Devices, Inc.	3,953
660		Applied Materials, Inc.	9,986

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
250	@	Broadcom Corp.	$4,658
3,360		Intel Corp.	62,933
130		KLA-Tencor Corp.	4,115
100		Linear Technology Corp.	3,066
700	@	LSI Logic Corp.	3,752
150	@	MEMC Electronic Materials, Inc.	4,239
290		National Semiconductor Corp.	4,991
400	@	Nvidia Corp.	4,284
300	@	QLogic Corp.	4,608
1,000		Texas Instruments, Inc.	21,500
310		Xilinx, Inc.	7,270
			141,630
		Software: 0.4%
310	@	Adobe Systems, Inc.	12,236
150	@	Autodesk, Inc.	5,033
150	@	BMC Software, Inc.	4,295
390		CA, Inc.	7,784
310	@	Compuware Corp.	3,004
150	@	Electronic Arts, Inc.	5,549
350		Fidelity National Information Services, Inc.	6,461
150	@	Fiserv, Inc.	7,098
400		IMS Health, Inc.	7,564
4,590		Microsoft Corp.	122,507
2,410	@	Oracle Corp.	48,947
			230,478
		Telecommunications: 0.6%
3,071		AT&T, Inc.	85,742
300		CenturyTel, Inc.	10,995
100	@	Ciena Corp.	1,008
3,440	@	Cisco Systems, Inc.	77,606
940		Corning, Inc.	14,702
112		Embarq Corp.	4,542
250	@	JDS Uniphase Corp.	2,115
150	@	Juniper Networks, Inc.	3,161
450		Motorola, Inc.	3,213
830		Qualcomm, Inc.	35,665
1,250		Qwest Communications International, Inc.	4,038
1,414		Sprint Nextel Corp.	8,625
1,600		Verizon Communications, Inc.	51,344
1,000		Windstream Corp.	10,940
			313,696
		Toys/Games/Hobbies: 0.0%
320		Hasbro, Inc.	11,110
			11,110
		Transportation: 0.1%
150		Burlington Northern Santa Fe Corp.	13,865
150		CSX Corp.	8,186
150		Expeditors International Washington, Inc.	5,226
60		FedEx Corp.	4,742
120		Norfolk Southern Corp.	7,945
100		Ryder System, Inc.	6,200
150		Union Pacific Corp.	10,674
320		United Parcel Service, Inc. - Class B	20,125
			76,963
		Total Common Stock (Cost $6,978,566)	5,823,802
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
120		Equity Residential	5,329
			5,329
		Diversified: 0.1%
220		Vornado Realty Trust	20,009
			20,009
		Health Care: 0.0%
100		HCP, Inc.	4,013
			4,013
		Hotels: 0.0%
920		Host Hotels & Resorts, Inc.	12,227
			12,227
		Regional Malls: 0.0%
100		General Growth Properties, Inc.	1,510
150		Simon Property Group, Inc.	14,550
			16,060
		Storage: 0.0%
70		Public Storage, Inc.	6,931
			6,931
		Warehouse/Industrial: 0.0%
150		Prologis	6,191
			6,191
		Total Real Estate Investment Trusts (Cost $74,390)	70,760

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.7%
		Federal Home Loan Mortgage Corporation##: 21.4%
$11,700,000	^^, Z	1.610%, due 03/15/09	$11,613,900
			11,613,900
		Federal National Mortgage Association##: 36.5%
19,900,000	^^, Z	1.380%, due 12/15/08	19,843,325
			19,843,325
		Other U.S. Agency Obligations: 12.8%
7,000,000	^, Z	Resolution Funding Corp., 1.130%, due 01/15/09	6,976,480
			6,976,480
		Total U.S. Government Agency Obligations (Cost $38,243,448)	38,433,705
U.S. TREASURY OBLIGATIONS: 17.6%
		U.S. Treasury STRIP: 17.6%
9,551,000	^	0.300%, due 11/15/08	9,547,422
		Total U.S. Treasury Obligations (Cost $9,543,854)	9,547,422
		Total Long-Term Investments (Cost $54,840,258)	53,875,689

Shares			Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.5%
257,000		ING Institutional Prime Money Market Fund - Class I	$257,000
		Total Mutual Fund (Cost $257,000)	257,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$287,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $287,008 to be received upon repurchase (Collateralized by $277,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $292,913, due 10/15/14)		$287,000
		Total Repurchase Agreement (Cost $287,000)		287,000
		Total Short-Term Investments (Cost $544,000)		544,000
		Total Investments in Securities (Cost $55,384,258)*	100.1%	$54,419,689
		Other Assets and Liabilities - Net	(0.1)	(78,630)
		Net Assets	100.0%	$54,341,059

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $55,771,298.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$312,222
		Gross Unrealized Depreciation		(1,663,831)
		Net Unrealized Depreciation		$(1,351,609)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$6,151,562	$—
Level 2 - Other Significant Observable Inputs	48,268,127	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$54,419,689	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 9.7%
		Advertising: 0.0%
1,300	@	Interpublic Group of Cos., Inc.	$10,075
420		Omnicom Group	16,195
			26,270
		Aerospace/Defense: 0.3%
880		Boeing Co.	50,468
100		General Dynamics Corp.	7,362
300		Goodrich Corp.	12,480
150		L-3 Communications Holdings, Inc.	14,748
250		Lockheed Martin Corp.	27,418
420		Northrop Grumman Corp.	25,427
400		Raytheon Co.	21,404
760		United Technologies Corp.	45,646
			204,953
		Agriculture: 0.2%
1,630		Altria Group, Inc.	32,339
630		Archer-Daniels-Midland Co.	13,803
100		Lorillard, Inc.	7,115
1,630		Philip Morris International, Inc.	78,403
240		Reynolds American, Inc.	11,669
			143,329
		Airlines: 0.0%
700		Southwest Airlines Co.	10,157
			10,157
		Apparel: 0.1%
520	@	Coach, Inc.	13,021
420		Nike, Inc.	28,098
100		Polo Ralph Lauren Corp.	6,664
300		VF Corp.	23,193
			70,976
		Auto Manufacturers: 0.0%
1,642	@	Ford Motor Co.	8,538
400		General Motors Corp.	3,780
			12,318
		Auto Parts & Equipment: 0.0%
300	@	Goodyear Tire & Rubber Co.	4,593
740		Johnson Controls, Inc.	22,444
			27,037
		Banks: 0.6%
3,157		Bank of America Corp.	110,495
1,200		Bank of New York Mellon Corp.	39,096
1,200		BB&T Corp.	45,360
331		Capital One Financial Corp.	16,881
400		Fifth Third Bancorp.	4,760
800		Huntington Bancshares, Inc.	6,392
200		M&T Bank Corp.	17,850
300		Northern Trust Corp.	21,660
400		PNC Financial Services Group, Inc.	29,880
1,540		Regions Financial Corp.	14,784
450		State Street Corp.	25,596
300		SunTrust Bank	13,497
1,000		US Bancorp.	36,020
1,129		Wachovia Corp.	3,952
2,380		Wells Fargo & Co.	89,321
300		Zions Bancorp.	11,610
			487,154
		Beverages: 0.3%
530		Anheuser-Busch Cos., Inc.	34,386
1,970		Coca-Cola Co.	104,174
300		Coca-Cola Enterprises, Inc.	5,031
300	@	Constellation Brands, Inc.	6,438
100		Molson Coors Brewing Co.	4,675
480		Pepsi Bottling Group, Inc.	14,002
870		PepsiCo, Inc.	62,005
			230,711
		Biotechnology: 0.2%
900	@	Amgen, Inc.	53,343
300	@	Biogen Idec, Inc.	15,087
360	@	Celgene Corp.	22,781
50	@	Genzyme Corp.	4,045
600	@	Gilead Sciences, Inc.	27,348
			122,604
		Chemicals: 0.2%
100		Air Products & Chemicals, Inc.	6,849
70		CF Industries Holdings, Inc.	6,402

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
780		Dow Chemical Co.	$24,788
900		EI Du Pont de Nemours & Co.	36,270
100		International Flavors & Fragrances, Inc.	3,946
420		Monsanto Co.	41,572
270		PPG Industries, Inc.	15,746
100		Praxair, Inc.	7,174
100		Rohm & Haas Co.	7,000
100		Sigma-Aldrich Corp.	5,242
			154,989
		Coal: 0.0%
90		Massey Energy Co.	3,210
100		Peabody Energy Corp.	4,500
			7,710
		Commercial Services: 0.1%
200	@	Apollo Group, Inc. - Class A	11,860
100		Automatic Data Processing, Inc.	4,275
500		H&R Block, Inc.	11,375
90		Mastercard, Inc.	15,960
200		McKesson Corp.	10,762
100		Moody’s Corp.	3,400
300		Robert Half International, Inc.	7,425
400		RR Donnelley & Sons Co.	9,812
640		Western Union Co.	15,789
			90,658
		Computers: 0.5%
200	@	Affiliated Computer Services, Inc.	10,126
600	@	Apple, Inc.	68,196
50	@	Computer Sciences Corp.	2,010
1,950	@	Dell, Inc.	32,136
1,590	@	EMC Corp.	19,016
2,180		Hewlett-Packard Co.	100,803
1,170		International Business Machines Corp.	136,843
320	@	Lexmark International, Inc.	10,422
300	@	NetApp, Inc.	5,469
600	@	Sun Microsystems, Inc.	4,560
400	@	Teradata Corp.	7,800
			397,381
		Cosmetics/Personal Care: 0.3%
400		Avon Products, Inc.	16,628
130		Colgate-Palmolive Co.	9,796
100		Estee Lauder Cos., Inc.	4,991
2,572		Procter & Gamble Co.	179,243
			210,658
		Diversified Financial Services: 0.5%
590		American Express Co.	20,904
178		Ameriprise Financial, Inc.	6,800
850		Charles Schwab Corp.	22,100
3,440		Citigroup, Inc.	70,554
30		CME Group, Inc.	11,145
570		Discover Financial Services	7,877
360		Goldman Sachs Group, Inc.	46,080
100	@	IntercontinentalExchange, Inc.	8,068
430		Invesco Ltd.	9,021
200		Janus Capital Group, Inc.	4,856
2,474		JPMorgan Chase & Co.	115,536
880		Merrill Lynch & Co., Inc.	22,264
840		Morgan Stanley	19,320
230		NYSE Euronext	9,011
350	@	SLM Corp.	4,319
			377,855
		Electric: 0.3%
900	@	AES Corp.	10,521
700		American Electric Power Co., Inc.	25,921
700		Dominion Resources, Inc.	29,946
600		DTE Energy Co.	24,072
800		Duke Energy Corp.	13,944
700		Edison International	27,930
100		Entergy Corp.	8,901
100		Exelon Corp.	6,262
100		FPL Group, Inc.	5,030
800		Pepco Holdings, Inc.	18,328
400		PG&E Corp.	14,980
500		Public Service Enterprise Group, Inc.	16,395
400		Southern Co.	15,076
400		Xcel Energy, Inc.	7,996
			225,302
		Electrical Components & Equipment: 0.0%
520		Emerson Electric Co.	21,211
200		Molex, Inc.	4,490
			25,701

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.1%
470	@	Agilent Technologies, Inc.	$13,940
100		Amphenol Corp.	4,014
100		Applied Biosystems, Inc.	3,425
400		Jabil Circuit, Inc.	3,816
100		PerkinElmer, Inc.	2,497
460	@	Thermo Electron Corp.	25,300
425		Tyco Electronics Ltd.	11,756
100	@	Waters Corp.	5,818
			70,566
		Engineering & Construction: 0.0%
300		Fluor Corp.	16,710
100	@	Jacobs Engineering Group, Inc.	5,431
			22,141
		Environmental Control: 0.0%
300	@	Allied Waste Industries, Inc.	3,333
100		Waste Management, Inc.	3,149
			6,482
		Food: 0.2%
200		General Mills, Inc.	13,744
70		HJ Heinz Co.	3,498
400		Kellogg Co.	22,440
841		Kraft Foods, Inc.	27,543
400		Kroger Co.	10,992
200		Safeway, Inc.	4,744
1,500		Sara Lee Corp.	18,945
400		Supervalu, Inc.	8,680
200		Sysco Corp.	6,166
200		Whole Foods Market, Inc.	4,006
200		WM Wrigley Jr. Co.	15,880
			136,638
		Forest Products & Paper: 0.0%
300		International Paper Co.	7,854
			7,854
		Gas: 0.0%
400		Centerpoint Energy, Inc.	5,828
100		Sempra Energy	5,047
			10,875
		Hand/Machine Tools: 0.0%
100		Black & Decker Corp.	6,075
190		Snap-On, Inc.	10,005
270		Stanley Works	11,270
			27,350
		Healthcare - Products: 0.4%
490		Baxter International, Inc.	32,159
400		Becton Dickinson & Co.	32,104
900	@	Boston Scientific Corp.	11,043
125		Covidien Ltd.	6,720
1,810		Johnson & Johnson	125,397
1,000		Medtronic, Inc.	50,100
400	@	St. Jude Medical, Inc.	17,396
100		Stryker Corp.	6,230
100	@	Varian Medical Systems, Inc.	5,713
100	@	Zimmer Holdings, Inc.	6,456
			293,318
		Healthcare - Services: 0.2%
480		Aetna, Inc.	17,333
380		Cigna Corp.	12,912
100	@	DaVita, Inc.	5,701
100	@	Humana, Inc.	4,120
200	@	Laboratory Corp. of America Holdings	13,900
400		Quest Diagnostics	20,668
850		UnitedHealth Group, Inc.	21,582
400	@	WellPoint, Inc.	18,708
			114,924
		Home Builders: 0.0%
500		Lennar Corp.	7,595
500		Pulte Homes, Inc.	6,985
			14,580
		Household Products/Wares: 0.0%
100		Avery Dennison Corp.	4,448
100		Clorox Co.	6,269
350		Kimberly-Clark Corp.	22,694
			33,411
		Insurance: 0.4%
720		Aflac, Inc.	42,300
400		Allstate Corp.	18,448
1,690		American International Group, Inc.	5,628
400		AON Corp.	17,984
200		Assurant, Inc.	11,000
440		Chubb Corp.	24,156
500		Cincinnati Financial Corp.	14,220
400		Genworth Financial, Inc.	3,444
100		Hartford Financial Services Group, Inc.	4,099

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
400		Lincoln National Corp.	$17,124
192		Loews Corp.	7,582
100		Marsh & McLennan Cos., Inc.	3,176
890		Metlife, Inc.	49,840
940		Progressive Corp.	16,356
540		Prudential Financial, Inc.	38,880
380		Torchmark Corp.	22,724
580		Travelers Cos., Inc.	26,216
600		UnumProvident Corp.	15,060
100		XL Capital Ltd.	1,794
			340,031
		Internet: 0.2%
100	@	Akamai Technologies, Inc.	1,744
200	@	Amazon.com, Inc.	14,552
850	@	eBay, Inc.	19,023
200	@	Expedia, Inc.	3,022
200	@	Google, Inc. - Class A	80,104
717	@	Symantec Corp.	14,039
1,000	@	Yahoo!, Inc.	17,300
			149,784
		Iron/Steel: 0.1%
100		AK Steel Holding Corp.	2,592
100		Allegheny Technologies, Inc.	2,955
440		Nucor Corp.	17,380
170		United States Steel Corp.	13,194
			36,121
		Machinery - Construction & Mining: 0.1%
600		Caterpillar, Inc.	35,760
100	@	Terex Corp.	3,052
			38,812
		Machinery - Diversified: 0.0%
100		Cummins, Inc.	4,372
400		Deere & Co.	19,800
100		Manitowoc Co., Inc.	1,555
			25,727
		Media: 0.2%
1,750		Comcast Corp. – Class A	34,353
600	@	DIRECTV Group, Inc.	15,702
1,950		News Corp. - Class A	23,381
2,400		Time Warner, Inc.	31,464
400	@	Viacom - Class B	9,936
1,540		Walt Disney Co.	47,263
			162,099
		Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	7,878
			7,878
		Mining: 0.0%
100		Alcoa, Inc.	2,258
365		Freeport-McMoRan Copper & Gold, Inc.	20,750
200		Newmont Mining Corp.	7,752
			30,760
		Miscellaneous Manufacturing: 0.5%
570		3M Co.	38,937
300		Cooper Industries Ltd.	11,985
500		Dover Corp.	20,275
130		Eaton Corp.	7,303
7,870		General Electric Co.	200,685
830		Honeywell International, Inc.	34,487
400		Illinois Tool Works, Inc.	17,780
100		Ingersoll-Rand Co.	3,117
100		ITT Corp.	5,561
700		Leggett & Platt, Inc.	15,253
340		Parker Hannifin Corp.	18,020
300		Textron, Inc.	8,784
125		Tyco International Ltd.	4,378
			386,565
		Office/Business Equipment: 0.0%
600		Pitney Bowes, Inc.	19,956
500		Xerox Corp.	5,765
			25,721
		Oil & Gas: 1.1%
460		Anadarko Petroleum Corp.	22,315
400		Apache Corp.	41,712
200		Chesapeake Energy Corp.	7,172
1,917		Chevron Corp.	158,114
1,377		ConocoPhillips	100,865
460		Devon Energy Corp.	41,952
100		ENSCO International, Inc.	5,763
200		EOG Resources, Inc.	17,892
4,400		ExxonMobil Corp.	341,704
200		Hess Corp.	16,416
320		Marathon Oil Corp.	12,758

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
200		Murphy Oil Corp.	$12,828
300	@	Nabors Industries Ltd.	7,476
100		Noble Corp.	4,390
140		Noble Energy, Inc.	7,783
820		Occidental Petroleum Corp.	57,769
100		Questar Corp.	4,092
300	@	Southwestern Energy Co.	9,162
100		Sunoco, Inc.	3,558
199	@	Transocean, Inc.	21,858
200		Valero Energy Corp.	6,060
200		XTO Energy, Inc.	9,304
			910,943
		Oil & Gas Services: 0.2%
300		Baker Hughes, Inc.	18,162
300		BJ Services Co.	5,739
100	@	Cameron International Corp.	3,854
500		Halliburton Co.	16,195
300	@	National Oilwell Varco, Inc.	15,069
900		Schlumberger Ltd.	70,281
100		Smith International, Inc.	5,864
100	@	Weatherford International Ltd.	2,514
			137,678
		Packaging & Containers: 0.0%
140		Ball Corp.	5,529
			5,529
		Pharmaceuticals: 0.5%
1,000		Abbott Laboratories	57,580
100		Allergan, Inc.	5,150
200		AmerisourceBergen Corp.	7,530
1,300		Bristol-Myers Squibb Co.	27,105
40		Cardinal Health, Inc.	1,971
900		Eli Lilly & Co.	39,627
220	@	Express Scripts, Inc.	16,240
400	@	Forest Laboratories, Inc.	11,312
424	@	King Pharmaceuticals, Inc.	4,062
100	@	Medco Health Solutions, Inc.	4,500
1,740		Merck & Co., Inc.	54,914
4,980		Pfizer, Inc.	91,831
1,350		Schering-Plough Corp.	24,935
300	@	Watson Pharmaceuticals, Inc.	8,550
1,280		Wyeth	47,283
			402,590
		Pipelines: 0.1%
600		El Paso Corp.	7,656
600		Spectra Energy Corp.	14,280
570		Williams Cos., Inc.	13,481
			35,417
		Retail: 0.6%
100		Abercrombie & Fitch Co.	3,945
100	@	Autozone, Inc.	12,334
425		Best Buy Co., Inc.	15,938
300	@	Big Lots, Inc.	8,349
180		Costco Wholesale Corp.	11,687
1,271		CVS Caremark Corp.	42,782
120		Darden Restaurants, Inc.	3,436
500		Family Dollar Stores, Inc.	11,850
300	@	GameStop Corp.	10,263
820		Gap, Inc.	14,580
890		Home Depot, Inc.	23,042
100		JC Penney Co., Inc.	3,334
600		Limited Brands, Inc.	10,392
880		Lowe’s Cos., Inc.	20,847
200		Macy’s, Inc.	3,596
1,130		McDonald’s Corp.	69,721
300		RadioShack Corp.	5,184
605		Staples, Inc.	13,613
300	@	Starbucks Corp.	4,461
560		Target Corp.	27,468
100		Tiffany & Co.	3,552
670		TJX Cos., Inc.	20,448
400		Walgreen Co.	12,384
2,070		Wal-Mart Stores, Inc.	123,972
360		Yum! Brands, Inc.	11,740
			488,918
		Savings & Loans: 0.0%
1,500		Hudson City Bancorp., Inc.	27,675
			27,675
		Semiconductors: 0.2%
200		Altera Corp.	4,136
100		Analog Devices, Inc.	2,635
910		Applied Materials, Inc.	13,768
300	@	Broadcom Corp.	5,589

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
4,480		Intel Corp.	$83,910
100		KLA-Tencor Corp.	3,165
100		Linear Technology Corp.	3,066
900	@	LSI Logic Corp.	4,824
100	@	MEMC Electronic Materials, Inc.	2,826
350		National Semiconductor Corp.	6,024
400	@	Nvidia Corp.	4,284
400	@	QLogic Corp.	6,144
1,300		Texas Instruments, Inc.	27,950
400		Xilinx, Inc.	9,380
			177,701
		Software: 0.4%
310	@	Adobe Systems, Inc.	12,236
150	@	Autodesk, Inc.	5,033
170	@	BMC Software, Inc.	4,867
540		CA, Inc.	10,778
400	@	Compuware Corp.	3,876
100	@	Electronic Arts, Inc.	3,699
500		Fidelity National Information Services, Inc.	9,230
100	@	Fiserv, Inc.	4,732
600		IMS Health, Inc.	11,346
6,420		Microsoft Corp.	171,350
3,330	@	Oracle Corp.	67,632
			304,779
		Telecommunications: 0.5%
4,320		AT&T, Inc.	120,614
360		CenturyTel, Inc.	13,194
200	@	Ciena Corp.	2,016
4,790	@	Cisco Systems, Inc.	108,062
1,270		Corning, Inc.	19,863
181		Embarq Corp.	7,340
400	@	JDS Uniphase Corp.	3,384
300	@	Juniper Networks, Inc.	6,321
600		Motorola, Inc.	4,284
1,140		Qualcomm, Inc.	48,986
2,100		Qwest Communications International, Inc.	6,783
1,835		Sprint Nextel Corp.	11,194
2,150		Verizon Communications, Inc.	68,994
1,400		Windstream Corp.	15,316
			436,351
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	17,360
			17,360
		Transportation: 0.1%
100		Burlington Northern Santa Fe Corp.	9,243
120		CSX Corp.	6,548
200		Expeditors International Washington, Inc.	6,968
100		FedEx Corp.	7,904
70		Norfolk Southern Corp.	4,635
200		Ryder System, Inc.	12,400
200		Union Pacific Corp.	14,232
400		United Parcel Service, Inc. - Class B	25,156
			87,086
		Total Common Stock (Cost $9,404,298)	7,799,427
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
100		Equity Residential	4,441
			4,441
		Diversified: 0.1%
300		Vornado Realty Trust	27,285
			27,285
		Health Care: 0.0%
300		HCP, Inc.	12,039
			12,039
		Hotels: 0.0%
1,000		Host Hotels & Resorts, Inc.	13,290
			13,290
		Regional Malls: 0.0%
100		General Growth Properties, Inc.	1,510
100		Simon Property Group, Inc.	9,700
			11,210
		Storage: 0.0%
200		Public Storage, Inc.	19,802
			19,802
		Warehouse/Industrial: 0.0%
100		Prologis	4,127
			4,127
		Total Real Estate Investment Trusts (Cost $96,672)	92,194

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 74.5%
		Federal Home Loan Mortgage Corporation##: 32.9%
$23,900,000	^^, Z	1.610%, due 03/15/09		$23,724,112
2,875,000	^, Z	1.640%, due 03/15/09		2,853,843
				26,577,955
		Federal National Mortgage Association##: 27.5%
2,091,000	^, Z	1.780%, due 06/15/09		2,065,078
20,400,000	^, Z	2.120%, due 06/15/09		20,099,243
				22,164,321
		Other U.S. Agency Obligations: 14.1%
11,500,000	^, Z	Resolution Funding Corp., 1.290%, due 04/15/09		11,420,984
				11,420,984
		Total U.S. Government Agency Obligations (Cost $59,820,727)		60,163,260
U.S. TREASURY OBLIGATIONS: 11.2%
		U.S. Treasury STRIP: 11.2%
9,045,000	^^	0.500%, due 11/15/08		9,039,384
		Total U.S. Treasury Obligations (Cost $9,038,281)		9,039,384
OTHER BONDS: 3.7%
		Sovereign: 3.7%
3,000,000	Z	Israel Trust Certificates, 1.470%, due 05/15/09		2,972,436
		Total Other Bonds (Cost $2,951,696)		2,972,436
		Total Long-Term Investments (Cost $81,311,674)		80,066,701

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.4%
325,000		ING Institutional Prime Money Market Fund - Class I		$325,000
		Total Mutual Fund (Cost $325,000)		325,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$411,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $411,011 to be received upon repurchase (Collateralized by $397,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $419,807, due 10/15/14)		$411,000
		Total Repurchase Agreement (Cost $411,000)		411,000
		Total Short-Term Investments (Cost $736,000)		736,000
		Total Investments in Securities (Cost $82,047,674)*	100.1%	$80,802,701
		Other Assets and Liabilities - Net	(0.1)	(116,444)
		Net Assets	100.0%	$80,686,257

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $82,458,915.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$129,962
		Gross Unrealized Depreciation		(1,786,176)
		Net Unrealized Depreciation		$(1,656,214)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$8,216,621	$—
Level 2 - Other Significant Observable Inputs	72,586,080	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$80,802,701	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 11.5%
		Advertising: 0.0%
680	@	Interpublic Group of Cos., Inc.	$5,270
180		Omnicom Group	6,941
			12,211
		Aerospace/Defense: 0.3%
430		Boeing Co.	24,661
60		General Dynamics Corp.	4,417
110		Goodrich Corp.	4,576
60		L-3 Communications Holdings, Inc.	5,899
170		Lockheed Martin Corp.	18,644
210		Northrop Grumman Corp.	12,713
180		Raytheon Co.	9,632
370		United Technologies Corp.	22,222
			102,764
		Agriculture: 0.2%
850		Altria Group, Inc.	16,864
300		Archer-Daniels-Midland Co.	6,573
50		Lorillard, Inc.	3,558
850		Philip Morris International, Inc.	40,885
140		Reynolds American, Inc.	6,807
			74,687
		Airlines: 0.0%
370		Southwest Airlines Co.	5,369
			5,369
		Apparel: 0.1%
180	@	Coach, Inc.	4,507
150		Nike, Inc.	10,035
80		Polo Ralph Lauren Corp.	5,331
150		VF Corp.	11,597
			31,470
		Auto Manufacturers: 0.0%
591	@	Ford Motor Co.	3,073
200		General Motors Corp.	1,890
			4,963
		Auto Parts & Equipment: 0.0%
110	@	Goodyear Tire & Rubber Co.	1,684
400		Johnson Controls, Inc.	12,132
			13,816
		Banks: 0.7%
1,582		Bank of America Corp.	55,370
590		Bank of New York Mellon Corp.	19,222
620		BB&T Corp.	23,436
169		Capital One Financial Corp.	8,619
200		Fifth Third Bancorp.	2,380
430		Huntington Bancshares, Inc.	3,436
130		M&T Bank Corp.	11,603
170		Northern Trust Corp.	12,274
220		PNC Financial Services Group, Inc.	16,434
847		Regions Financial Corp.	8,131
230		State Street Corp.	13,082
150		SunTrust Bank	6,749
510		US Bancorp.	18,370
586		Wachovia Corp.	2,051
1,190		Wells Fargo & Co.	44,661
220		Zions Bancorp.	8,514
			254,332
		Beverages: 0.3%
270		Anheuser-Busch Cos., Inc.	17,518
990		Coca-Cola Co.	52,351
150		Coca-Cola Enterprises, Inc.	2,516
160	@	Constellation Brands, Inc.	3,434
50		Molson Coors Brewing Co.	2,338
280		Pepsi Bottling Group, Inc.	8,168
470		PepsiCo, Inc.	33,497
			119,822
		Biotechnology: 0.2%
480	@	Amgen, Inc.	28,450
180	@	Biogen Idec, Inc.	9,052
180	@	Celgene Corp.	11,390
40	@	Genzyme Corp.	3,236
300	@	Gilead Sciences, Inc.	13,674
			65,802
		Chemicals: 0.3%
60		Air Products & Chemicals, Inc.	4,109
40		CF Industries Holdings, Inc.	3,658

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
370		Dow Chemical Co.	$11,759
460		EI Du Pont de Nemours & Co.	18,538
80		International Flavors & Fragrances, Inc.	3,157
240		Monsanto Co.	23,755
160		PPG Industries, Inc.	9,331
40		Praxair, Inc.	2,870
80		Rohm & Haas Co.	5,600
60		Sigma-Aldrich Corp.	3,145
			85,922
		Coal: 0.0%
40		Massey Energy Co.	1,427
90		Peabody Energy Corp.	4,050
			5,477
		Commercial Services: 0.1%
80	@	Apollo Group, Inc. - Class A	4,744
80		Automatic Data Processing, Inc.	3,420
280		H&R Block, Inc.	6,370
30		Mastercard, Inc.	5,320
130		McKesson Corp.	6,995
80		Moody’s Corp.	2,720
170		Robert Half International, Inc.	4,208
260		RR Donnelley & Sons Co.	6,378
280		Western Union Co.	6,908
			47,063
		Computers: 0.6%
110	@	Affiliated Computer Services, Inc.	5,569
330	@	Apple, Inc.	37,508
70	@	Computer Sciences Corp.	2,813
960	@	Dell, Inc.	15,821
880	@	EMC Corp.	10,525
1,050		Hewlett-Packard Co.	48,552
610		International Business Machines Corp.	71,346
190	@	Lexmark International, Inc.	6,188
110	@	NetApp, Inc.	2,005
315	@	Sun Microsystems, Inc.	2,394
190	@	Teradata Corp.	3,705
			206,426
		Cosmetics/Personal Care: 0.3%
200		Avon Products, Inc.	8,314
60		Colgate-Palmolive Co.	4,521
70		Estee Lauder Cos., Inc.	3,494
1,317		Procter & Gamble Co.	91,782
			108,111
		Diversified Financial Services: 0.6%
310		American Express Co.	10,983
90		Ameriprise Financial, Inc.	3,438
450		Charles Schwab Corp.	11,700
1,780		Citigroup, Inc.	36,508
40		CME Group, Inc.	14,860
200		Discover Financial Services	2,764
190		Goldman Sachs Group, Inc.	24,320
40	@	IntercontinentalExchange, Inc.	3,227
190		Invesco Ltd.	3,986
100		Janus Capital Group, Inc.	2,428
1,268		JPMorgan Chase & Co.	59,216
440		Merrill Lynch & Co., Inc.	11,132
450		Morgan Stanley	10,350
140		NYSE Euronext	5,485
170	@	SLM Corp.	2,098
			202,495
		Electric: 0.3%
370	@	AES Corp.	4,325
340		American Electric Power Co., Inc.	12,590
370		Dominion Resources, Inc.	15,829
310		DTE Energy Co.	12,437
410		Duke Energy Corp.	7,146
370		Edison International	14,763
50		Entergy Corp.	4,451
60		Exelon Corp.	3,757
60		FPL Group, Inc.	3,018
370		Pepco Holdings, Inc.	8,477
190		PG&E Corp.	7,116
270		Public Service Enterprise Group, Inc.	8,853
150		Southern Co.	5,654
160		Xcel Energy, Inc.	3,198
			111,614
		Electrical Components & Equipment: 0.0%
280		Emerson Electric Co.	11,421
110		Molex, Inc.	2,470
			13,891

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.1%
200	@	Agilent Technologies, Inc.	$5,932
50		Amphenol Corp.	2,007
110		Applied Biosystems, Inc.	3,768
200		Jabil Circuit, Inc.	1,908
60		PerkinElmer, Inc.	1,498
190	@	Thermo Electron Corp.	10,450
255		Tyco Electronics Ltd.	7,053
60	@	Waters Corp.	3,491
			36,107
		Engineering & Construction: 0.0%
110		Fluor Corp.	6,127
80	@	Jacobs Engineering Group, Inc.	4,345
			10,472
		Environmental Control: 0.0%
150	@	Allied Waste Industries, Inc.	1,667
60		Waste Management, Inc.	1,889
			3,556
		Food: 0.2%
120		General Mills, Inc.	8,246
40		HJ Heinz Co.	1,999
190		Kellogg Co.	10,659
501		Kraft Foods, Inc.	16,408
200		Kroger Co.	5,496
60		Safeway, Inc.	1,423
770		Sara Lee Corp.	9,725
170		Supervalu, Inc.	3,689
110		Sysco Corp.	3,391
90		Whole Foods Market, Inc.	1,803
70		WM Wrigley Jr. Co.	5,558
			68,397
		Forest Products & Paper: 0.0%
150		International Paper Co.	3,927
			3,927
		Gas: 0.0%
200		Centerpoint Energy, Inc.	2,914
60		Sempra Energy	3,028
			5,942
		Hand/Machine Tools: 0.1%
60		Black & Decker Corp.	3,645
110		Snap-On, Inc.	5,793
180		Stanley Works	7,513
			16,951
		Healthcare - Products: 0.5%
240		Baxter International, Inc.	15,751
180		Becton Dickinson & Co.	14,447
600	@	Boston Scientific Corp.	7,362
75		Covidien Ltd.	4,032
20	@	Intuitive Surgical, Inc.	4,820
920		Johnson & Johnson	63,738
510		Medtronic, Inc.	25,551
200	@	St. Jude Medical, Inc.	8,698
80		Stryker Corp.	4,984
80	@	Varian Medical Systems, Inc.	4,570
80	@	Zimmer Holdings, Inc.	5,165
			159,118
		Healthcare - Services: 0.2%
250		Aetna, Inc.	9,028
180		Cigna Corp.	6,116
70	@	DaVita, Inc.	3,991
60	@	Humana, Inc.	2,472
110	@	Laboratory Corp. of America Holdings	7,645
190		Quest Diagnostics	9,817
390		UnitedHealth Group, Inc.	9,902
220	@	WellPoint, Inc.	10,289
			59,260
		Home Builders: 0.0%
300		Lennar Corp.	4,557
300		Pulte Homes, Inc.	4,191
			8,748
		Household Products/Wares: 0.1%
80		Avery Dennison Corp.	3,558
60		Clorox Co.	3,761
160		Kimberly-Clark Corp.	10,374
			17,693
		Insurance: 0.5%
380		Aflac, Inc.	22,325
170		Allstate Corp.	7,840
840		American International Group, Inc.	2,797
190		AON Corp.	8,542
80		Assurant, Inc.	4,400
250		Chubb Corp.	13,725
250		Cincinnati Financial Corp.	7,110
200		Genworth Financial, Inc.	1,722

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
60		Hartford Financial Services Group, Inc.	$2,459
180		Lincoln National Corp.	7,706
92		Loews Corp.	3,633
110		Marsh & McLennan Cos., Inc.	3,494
480		Metlife, Inc.	26,880
500		Progressive Corp.	8,700
290		Prudential Financial, Inc.	20,880
160		Torchmark Corp.	9,568
360		Travelers Cos., Inc.	16,272
280		UnumProvident Corp.	7,028
120		XL Capital Ltd.	2,153
			177,234
		Internet: 0.2%
80	@	Akamai Technologies, Inc.	1,395
110	@	Amazon.com, Inc.	8,004
480	@	eBay, Inc.	10,742
110	@	Expedia, Inc.	1,662
70	@	Google, Inc. - Class A	28,036
422	@	Symantec Corp.	8,263
540	@	Yahoo!, Inc.	9,342
			67,444
		Iron/Steel: 0.1%
40		AK Steel Holding Corp.	1,037
80		Allegheny Technologies, Inc.	2,364
160		Nucor Corp.	6,320
80		United States Steel Corp.	6,209
			15,930
		Machinery - Construction & Mining: 0.1%
310		Caterpillar, Inc.	18,476
80	@	Terex Corp.	2,442
			20,918
		Machinery - Diversified: 0.1%
80		Cummins, Inc.	3,498
200		Deere & Co.	9,900
80		Manitowoc Co., Inc.	1,244
			14,642
		Media: 0.2%
940		Comcast Corp. – Class A	18,452
320	@	DIRECTV Group, Inc.	8,374
1,010		News Corp. - Class A	12,110
1,250		Time Warner, Inc.	16,388
180	@	Viacom - Class B	4,471
740		Walt Disney Co.	22,711
			82,506
		Metal Fabricate/Hardware: 0.0%
60		Precision Castparts Corp.	4,727
			4,727
		Mining: 0.1%
110		Alcoa, Inc.	2,484
141		Freeport-McMoRan Copper & Gold, Inc.	8,016
110		Newmont Mining Corp.	4,264
			14,764
		Miscellaneous Manufacturing: 0.6%
280		3M Co.	19,127
170		Cooper Industries Ltd.	6,792
280		Dover Corp.	11,354
60		Eaton Corp.	3,371
4,120		General Electric Co.	105,060
440		Honeywell International, Inc.	18,282
200		Illinois Tool Works, Inc.	8,890
40		Ingersoll-Rand Co.	1,247
50		ITT Corp.	2,781
280		Leggett & Platt, Inc.	6,101
170		Parker Hannifin Corp.	9,010
170		Textron, Inc.	4,978
95		Tyco International Ltd.	3,327
			200,320
		Office/Business Equipment: 0.0%
310		Pitney Bowes, Inc.	10,311
300		Xerox Corp.	3,459
			13,770
		Oil & Gas: 1.3%
220		Anadarko Petroleum Corp.	10,672
170		Apache Corp.	17,728
110		Chesapeake Energy Corp.	3,945
983		Chevron Corp.	81,078
735		ConocoPhillips	53,839
230		Devon Energy Corp.	20,976
80		ENSCO International, Inc.	4,610
70		EOG Resources, Inc.	6,262
2,240		ExxonMobil Corp.	173,958
110		Hess Corp.	9,029

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
170		Marathon Oil Corp.	$6,778
110		Murphy Oil Corp.	7,055
190	@	Nabors Industries Ltd.	4,735
80		Noble Corp.	3,512
100		Noble Energy, Inc.	5,559
440		Occidental Petroleum Corp.	30,998
60		Questar Corp.	2,455
80	@	Southwestern Energy Co.	2,443
80		Sunoco, Inc.	2,846
129	@	Transocean, Inc.	14,169
110		Valero Energy Corp.	3,333
85		XTO Energy, Inc.	3,954
			469,934
		Oil & Gas Services: 0.2%
180		Baker Hughes, Inc.	10,897
140		BJ Services Co.	2,678
70	@	Cameron International Corp.	2,698
280		Halliburton Co.	9,069
160	@	National Oilwell Varco, Inc.	8,037
430		Schlumberger Ltd.	33,579
80		Smith International, Inc.	4,691
110	@	Weatherford International Ltd.	2,765
			74,414
		Packaging & Containers: 0.0%
70		Ball Corp.	2,764
			2,764
		Pharmaceuticals: 0.6%
500		Abbott Laboratories	28,790
80		Allergan, Inc.	4,120
110		AmerisourceBergen Corp.	4,142
680		Bristol-Myers Squibb Co.	14,178
60		Cardinal Health, Inc.	2,957
480		Eli Lilly & Co.	21,134
110	@	Express Scripts, Inc.	8,120
180	@	Forest Laboratories, Inc.	5,090
216	@	King Pharmaceuticals, Inc.	2,069
60	@	Medco Health Solutions, Inc.	2,700
960		Merck & Co., Inc.	30,298
2,440		Pfizer, Inc.	44,994
740		Schering-Plough Corp.	13,668
70	@	Watson Pharmaceuticals, Inc.	1,995
670		Wyeth	24,750
			209,005
		Pipelines: 0.1%
310		El Paso Corp.	3,956
280		Spectra Energy Corp.	6,664
260		Williams Cos., Inc.	6,149
			16,769
		Retail: 0.7%
80		Abercrombie & Fitch Co.	3,156
80	@	Autozone, Inc.	9,867
175		Best Buy Co., Inc.	6,563
80	@	Big Lots, Inc.	2,226
60		Costco Wholesale Corp.	3,896
593		CVS Caremark Corp.	19,960
60		Darden Restaurants, Inc.	1,718
200		Family Dollar Stores, Inc.	4,740
110	@	GameStop Corp.	3,763
370		Gap, Inc.	6,579
450		Home Depot, Inc.	11,651
80		JC Penney Co., Inc.	2,667
310		Limited Brands, Inc.	5,369
480		Lowe’s Cos., Inc.	11,371
110		Macy’s, Inc.	1,978
610		McDonald’s Corp.	37,637
150		RadioShack Corp.	2,592
240		Staples, Inc.	5,400
160	@	Starbucks Corp.	2,379
280		Target Corp.	13,734
80		Tiffany & Co.	2,842
370		TJX Cos., Inc.	11,292
280		Walgreen Co.	8,669
1,050		Wal-Mart Stores, Inc.	62,885
200		Yum! Brands, Inc.	6,522
			249,456
		Savings & Loans: 0.0%
770		Hudson City Bancorp., Inc.	14,207
			14,207
		Semiconductors: 0.3%
110		Altera Corp.	2,275
60		Analog Devices, Inc.	1,581
510		Applied Materials, Inc.	7,716

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
200	@	Broadcom Corp.	$3,726
2,390		Intel Corp.	44,765
40		KLA-Tencor Corp.	1,266
110		Linear Technology Corp.	3,373
480	@	LSI Logic Corp.	2,573
110	@	MEMC Electronic Materials, Inc.	3,109
230		National Semiconductor Corp.	3,958
260	@	Nvidia Corp.	2,785
200	@	QLogic Corp.	3,072
730		Texas Instruments, Inc.	15,695
190		Xilinx, Inc.	4,456
			100,350
		Software: 0.5%
190	@	Adobe Systems, Inc.	7,499
60	@	Autodesk, Inc.	2,013
60	@	BMC Software, Inc.	1,718
260		CA, Inc.	5,190
180	@	Compuware Corp.	1,744
110	@	Electronic Arts, Inc.	4,069
280		Fidelity National Information Services, Inc.	5,169
60	@	Fiserv, Inc.	2,839
310		IMS Health, Inc.	5,862
3,340		Microsoft Corp.	89,145
1,740	@	Oracle Corp.	35,339
			160,587
		Telecommunications: 0.6%
2,211		AT&T, Inc.	61,731
180		CenturyTel, Inc.	6,597
90	@	Ciena Corp.	907
2,380	@	Cisco Systems, Inc.	53,693
650		Corning, Inc.	10,166
62		Embarq Corp.	2,514
200	@	JDS Uniphase Corp.	1,692
170	@	Juniper Networks, Inc.	3,582
300		Motorola, Inc.	2,142
590		Qualcomm, Inc.	25,352
880		Qwest Communications International, Inc.	2,842
966		Sprint Nextel Corp.	5,893
1,160		Verizon Communications, Inc.	37,224
710		Windstream Corp.	7,767
			222,102
		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	6,944
			6,944
		Transportation: 0.1%
40		Burlington Northern Santa Fe Corp.	3,697
90		CSX Corp.	4,911
110		Expeditors International Washington, Inc.	3,832
40		FedEx Corp.	3,162
40		Norfolk Southern Corp.	2,648
70		Ryder System, Inc.	4,340
110		Union Pacific Corp.	7,828
230		United Parcel Service, Inc. - Class B	14,465
			44,883
		Total Common Stock (Cost $4,802,047)	4,040,076
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
40		Equity Residential	1,776
			1,776
		Diversified: 0.1%
170		Vornado Realty Trust	15,462
			15,462
		Health Care: 0.0%
170		HCP, Inc.	6,822
			6,822
		Hotels: 0.0%
620		Host Hotels & Resorts, Inc.	8,240
			8,240
		Regional Malls: 0.0%
80		General Growth Properties, Inc.	1,208
60		Simon Property Group, Inc.	5,820
			7,028
		Storage: 0.0%
70		Public Storage, Inc.	6,931
			6,931
		Warehouse/Industrial: 0.0%
110		Prologis	4,540
			4,540
		Total Real Estate Investment Trusts (Cost $55,930)	50,799

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.0%
		Federal Home Loan Mortgage Corporation##: 17.0%
$6,000,000	^^, Z	1.610%, due 03/15/09		$5,955,846
				5,955,846
		Federal National Mortgage Association##: 29.5%
10,500,000	^, Z	2.120%, due 06/15/09		10,345,189
				10,345,189
		Other U.S. Agency Obligations: 15.5%
5,500,000	^, Z	Resolution Funding Corp., 1.290%, due 04/15/09		5,462,210
				5,462,210
		Total U.S. Government Agency Obligations (Cost $21,532,515)		21,763,245
U.S. TREASURY OBLIGATIONS: 25.3%
		U.S. Treasury STRIP: 25.3%
9,027,000	^^	Discount Note, due 08/15/09		8,876,258
		Total U.S. Treasury Obligations (Cost $8,858,601)		8,876,258
		Total Long-Term Investments (Cost $35,249,093)		34,730,378

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.6%
200,000		ING Institutional Prime Money Market Fund - Class I		$200,000
		Total Mutual Fund (Cost $200,000)		200,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$129,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $129,004 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $132,181, due 10/15/14)		$129,000
		Total Repurchase Agreement (Cost $129,000)		129,000
		Total Short-Term Investments (Cost $329,000)		329,000
		Total Investments in Securities (Cost $35,578,093)*	99.9%	$35,059,378
		Other Assets and Liabilities – Net	0.1	51,810
		Net Assets	100.0%	$35,111,188

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $35,919,561.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$341,350
		Gross Unrealized Depreciation		(1,201,533)
		Net Unrealized Depreciation		$(860,183)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$4,290,875	$—
Level 2 - Other Significant Observable Inputs	30,768,503	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$35,059,378	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 16.4%
		Advertising: 0.1%
720	@	Interpublic Group of Cos., Inc.	$5,580
150		Omnicom Group	5,784
			11,364
		Aerospace/Defense: 0.5%
480		Boeing Co.	27,528
60		General Dynamics Corp.	4,417
160		Goodrich Corp.	6,656
80		L-3 Communications Holdings, Inc.	7,866
140		Lockheed Martin Corp.	15,354
120		Northrop Grumman Corp.	7,265
150		Raytheon Co.	8,027
430		United Technologies Corp.	25,826
			102,939
		Agriculture: 0.3%
730		Altria Group, Inc.	14,483
300		Archer-Daniels-Midland Co.	6,573
730		Philip Morris International, Inc.	35,113
80		Reynolds American, Inc.	3,890
			60,059
		Airlines: 0.0%
300		Southwest Airlines Co.	4,353
			4,353
		Apparel: 0.1%
100	@	Coach, Inc.	2,504
100		Nike, Inc.	6,690
50		Polo Ralph Lauren Corp.	3,332
80		VF Corp.	6,185
			18,711
		Auto Manufacturers: 0.0%
820	@	Ford Motor Co.	4,264
440		General Motors Corp.	4,158
			8,422
		Auto Parts & Equipment: 0.1%
110	@	Goodyear Tire & Rubber Co.	1,684
370		Johnson Controls, Inc.	11,222
			12,906
		Banks: 1.0%
1,513		Bank of America Corp.	52,955
510		Bank of New York Mellon Corp.	16,616
510		BB&T Corp.	19,278
156		Capital One Financial Corp.	7,956
360		Fifth Third Bancorp.	4,284
550		Huntington Bancshares, Inc.	4,395
80		M&T Bank Corp.	7,140
110		Northern Trust Corp.	7,942
150		PNC Financial Services Group, Inc.	11,205
810		Regions Financial Corp.	7,776
130		State Street Corp.	7,394
150		SunTrust Bank	6,749
500		US Bancorp.	18,010
575		Wachovia Corp.	2,013
1,090		Wells Fargo & Co.	40,908
110		Zions Bancorp.	4,257
			218,878
		Beverages: 0.5%
220		Anheuser-Busch Cos., Inc.	14,274
930		Coca-Cola Co.	49,178
110		Coca-Cola Enterprises, Inc.	1,845
150	@	Constellation Brands, Inc.	3,219
100		Molson Coors Brewing Co.	4,675
230		Pepsi Bottling Group, Inc.	6,709
460		PepsiCo, Inc.	32,784
			112,684
		Biotechnology: 0.3%
510	@	Amgen, Inc.	30,228
160	@	Biogen Idec, Inc.	8,046
160	@	Celgene Corp.	10,125
40	@	Genzyme Corp.	3,236
230	@	Gilead Sciences, Inc.	10,483
			62,118
		Chemicals: 0.3%
60		Air Products & Chemicals, Inc.	4,109
50		CF Industries Holdings, Inc.	4,573
530		Dow Chemical Co.	16,843

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
530		EI Du Pont de Nemours & Co.	$21,359
60		International Flavors & Fragrances, Inc.	2,368
120		Monsanto Co.	11,878
130		PPG Industries, Inc.	7,582
30		Praxair, Inc.	2,152
80		Rohm & Haas Co.	5,600
60		Sigma-Aldrich Corp.	3,145
			79,609
		Coal: 0.0%
80		Massey Energy Co.	2,854
80		Peabody Energy Corp.	3,600
			6,454
		Commercial Services: 0.2%
80	@	Apollo Group, Inc. - Class A	4,744
100		Automatic Data Processing, Inc.	4,275
290		H&R Block, Inc.	6,598
60		Mastercard, Inc.	10,640
70		McKesson Corp.	3,767
100		Moody’s Corp.	3,400
310		Robert Half International, Inc.	7,673
220		RR Donnelley & Sons Co.	5,397
220		Western Union Co.	5,427
			51,921
		Computers: 0.8%
60	@	Affiliated Computer Services, Inc.	3,038
370	@	Apple, Inc.	42,054
70	@	Computer Sciences Corp.	2,813
920	@	Dell, Inc.	15,162
720	@	EMC Corp.	8,611
1,070		Hewlett-Packard Co.	49,477
520		International Business Machines Corp.	60,819
80	@	Lexmark International, Inc.	2,606
80	@	NetApp, Inc.	1,458
520	@	Sun Microsystems, Inc.	3,952
130	@	Teradata Corp.	2,535
			192,525
		Cosmetics/Personal Care: 0.4%
110		Avon Products, Inc.	4,573
60		Colgate-Palmolive Co.	4,521
100		Estee Lauder Cos., Inc.	4,991
1,272		Procter & Gamble Co.	88,646
			102,731
		Diversified Financial Services: 0.8%
320		American Express Co.	11,338
64		Ameriprise Financial, Inc.	2,445
440		Charles Schwab Corp.	11,440
1,700		Citigroup, Inc.	34,867
325		Discover Financial Services	4,492
120		Goldman Sachs Group, Inc.	15,360
80	@	IntercontinentalExchange, Inc.	6,454
220		Invesco Ltd.	4,616
150		Janus Capital Group, Inc.	3,642
1,140		JPMorgan Chase & Co.	53,238
450		Merrill Lynch & Co., Inc.	11,385
530		Morgan Stanley	12,190
60		NYSE Euronext	2,351
310	@	SLM Corp.	3,825
			177,643
		Electric: 0.5%
450	@	AES Corp.	5,261
330		American Electric Power Co., Inc.	12,220
370		Dominion Resources, Inc.	15,829
290		DTE Energy Co.	11,635
300		Duke Energy Corp.	5,229
370		Edison International	14,763
80		Entergy Corp.	7,121
80		Exelon Corp.	5,010
60		FPL Group, Inc.	3,018
500		Pepco Holdings, Inc.	11,455
130		PG&E Corp.	4,869
310		Public Service Enterprise Group, Inc.	10,165
100		Southern Co.	3,769
300		Xcel Energy, Inc.	5,997
			116,341
		Electrical Components & Equipment: 0.1%
220		Emerson Electric Co.	8,974
80		Molex, Inc.	1,796
			10,770
		Electronics: 0.1%
120	@	Agilent Technologies, Inc.	3,559
60		Amphenol Corp.	2,408
60		Applied Biosystems, Inc.	2,055

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
90		Jabil Circuit, Inc.	$859
60		PerkinElmer, Inc.	1,498
120	@	Thermo Electron Corp.	6,600
290		Tyco Electronics Ltd.	8,021
70	@	Waters Corp.	4,073
			29,073
		Engineering & Construction: 0.1%
160		Fluor Corp.	8,912
80	@	Jacobs Engineering Group, Inc.	4,345
			13,257
		Environmental Control: 0.0%
100	@	Allied Waste Industries, Inc.	1,111
60		Waste Management, Inc.	1,889
			3,000
		Food: 0.3%
140		General Mills, Inc.	9,621
80		HJ Heinz Co.	3,998
110		Kellogg Co.	6,171
519		Kraft Foods, Inc.	16,997
220		Kroger Co.	6,046
100		Safeway, Inc.	2,372
690		Sara Lee Corp.	8,715
110		Supervalu, Inc.	2,387
60		Sysco Corp.	1,850
80		WM Wrigley Jr. Co.	6,352
			64,509
		Forest Products & Paper: 0.0%
150		International Paper Co.	3,927
			3,927
		Gas: 0.0%
300		Centerpoint Energy, Inc.	4,371
60		Sempra Energy	3,028
			7,399
		Hand/Machine Tools: 0.1%
100		Black & Decker Corp.	6,075
140		Snap-On, Inc.	7,372
140		Stanley Works	5,844
			19,291
		Healthcare - Products: 0.6%
160		Baxter International, Inc.	10,501
80		Becton Dickinson & Co.	6,421
440	@	Boston Scientific Corp.	5,399
60		Covidien Ltd.	3,226
930		Johnson & Johnson	64,430
530		Medtronic, Inc.	26,553
160	@	St. Jude Medical, Inc.	6,958
80		Stryker Corp.	4,984
80	@	Varian Medical Systems, Inc.	4,570
80	@	Zimmer Holdings, Inc.	5,165
			138,207
		Healthcare - Services: 0.2%
120		Aetna, Inc.	4,333
130		Cigna Corp.	4,417
100	@	DaVita, Inc.	5,701
80	@	Humana, Inc.	3,296
80	@	Laboratory Corp. of America Holdings	5,560
130		Quest Diagnostics	6,717
370		UnitedHealth Group, Inc.	9,394
150	@	WellPoint, Inc.	7,016
			46,434
		Home Builders: 0.0%
300		Lennar Corp.	4,557
300		Pulte Homes, Inc.	4,191
			8,748
		Household Products/Wares: 0.1%
80		Avery Dennison Corp.	3,558
60		Clorox Co.	3,761
140		Kimberly-Clark Corp.	9,078
			16,397
		Insurance: 0.6%
360		Aflac, Inc.	21,150
130		Allstate Corp.	5,996
910		American International Group, Inc.	3,030
130		AON Corp.	5,845
80		Assurant, Inc.	4,400
120		Chubb Corp.	6,588
160		Cincinnati Financial Corp.	4,550
110		Genworth Financial, Inc.	947
70		Hartford Financial Services Group, Inc.	2,869
110		Lincoln National Corp.	4,709
72		Loews Corp.	2,843
80		Marsh & McLennan Cos., Inc.	2,541

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
470		Metlife, Inc.	$26,320
530		Progressive Corp.	9,222
220		Prudential Financial, Inc.	15,840
160		Torchmark Corp.	9,568
310		Travelers Cos., Inc.	14,012
160		UnumProvident Corp.	4,016
80		XL Capital Ltd.	1,435
			145,881
		Internet: 0.3%
80	@	Akamai Technologies, Inc.	1,395
80	@	Amazon.com, Inc.	5,821
530	@	eBay, Inc.	11,861
80	@	Expedia, Inc.	1,209
80	@	Google, Inc. - Class A	32,042
298	@	Symantec Corp.	5,835
530	@	Yahoo!, Inc.	9,169
			67,332
		Iron/Steel: 0.1%
100		AK Steel Holding Corp.	2,592
80		Allegheny Technologies, Inc.	2,364
110		Nucor Corp.	4,345
80		United States Steel Corp.	6,209
			15,510
		Machinery - Construction & Mining: 0.1%
320		Caterpillar, Inc.	19,072
80	@	Terex Corp.	2,442
			21,514
		Machinery - Diversified: 0.0%
30		Cummins, Inc.	1,312
110		Deere & Co.	5,445
100		Manitowoc Co., Inc.	1,555
			8,312
		Media: 0.4%
930		Comcast Corp. – Class A	18,256
320	@	DIRECTV Group, Inc.	8,374
1,070		News Corp. - Class A	12,829
1,200		Time Warner, Inc.	15,732
120	@	Viacom - Class B	2,981
750		Walt Disney Co.	23,018
			81,190
		Metal Fabricate/Hardware: 0.0%
80		Precision Castparts Corp.	6,302
			6,302
		Mining: 0.0%
60		Alcoa, Inc.	1,355
81		Freeport-McMoRan Copper & Gold, Inc.	4,605
110		Newmont Mining Corp.	4,264
			10,224
		Miscellaneous Manufacturing: 0.8%
230		3M Co.	15,711
110		Cooper Industries Ltd.	4,395
290		Dover Corp.	11,760
70		Eaton Corp.	3,933
3,830		General Electric Co.	97,665
440		Honeywell International, Inc.	18,282
160		Illinois Tool Works, Inc.	7,112
100		Ingersoll-Rand Co.	3,117
50		ITT Corp.	2,781
310		Leggett & Platt, Inc.	6,755
80		Parker Hannifin Corp.	4,240
160		Textron, Inc.	4,685
80		Tyco International Ltd.	2,802
			183,238
		Office/Business Equipment: 0.1%
220		Pitney Bowes, Inc.	7,317
360		Xerox Corp.	4,151
			11,468
		Oil & Gas: 1.9%
150		Anadarko Petroleum Corp.	7,277
110		Apache Corp.	11,471
110		Chesapeake Energy Corp.	3,945
905		Chevron Corp.	74,644
621		ConocoPhillips	45,488
150		Devon Energy Corp.	13,680
80		ENSCO International, Inc.	4,610
80		EOG Resources, Inc.	7,157
2,230		ExxonMobil Corp.	173,182
60		Hess Corp.	4,925
150		Marathon Oil Corp.	5,981
60		Murphy Oil Corp.	3,848
130	@	Nabors Industries Ltd.	3,240
80		Noble Corp.	3,512

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
40		Noble Energy, Inc.	$2,224
500		Occidental Petroleum Corp.	35,225
80		Questar Corp.	3,274
60	@	Southwestern Energy Co.	1,832
80		Sunoco, Inc.	2,846
149	@	Transocean, Inc.	16,366
70		Valero Energy Corp.	2,121
72		XTO Energy, Inc.	3,349
			430,197
		Oil & Gas Services: 0.3%
160		Baker Hughes, Inc.	9,686
150		BJ Services Co.	2,870
100	@	Cameron International Corp.	3,854
290		Halliburton Co.	9,393
110	@	National Oilwell Varco, Inc.	5,525
530		Schlumberger Ltd.	41,388
80		Smith International, Inc.	4,691
60	@	Weatherford International Ltd.	1,508
			78,915
		Packaging & Containers: 0.0%
90		Ball Corp.	3,554
			3,554
		Pharmaceuticals: 0.9%
530		Abbott Laboratories	30,517
80		Allergan, Inc.	4,120
60		AmerisourceBergen Corp.	2,259
620		Bristol-Myers Squibb Co.	12,927
10		Cardinal Health, Inc.	493
450		Eli Lilly & Co.	19,814
80	@	Express Scripts, Inc.	5,906
110	@	Forest Laboratories, Inc.	3,111
286	@	King Pharmaceuticals, Inc.	2,740
60	@	Medco Health Solutions, Inc.	2,700
890		Merck & Co., Inc.	28,088
2,480		Pfizer, Inc.	45,731
670		Schering-Plough Corp.	12,375
80	@	Watson Pharmaceuticals, Inc.	2,280
680		Wyeth	25,119
			198,180
		Pipelines: 0.1%
370		El Paso Corp.	4,721
220		Spectra Energy Corp.	5,236
230		Williams Cos., Inc.	5,440
			15,397
		Retail: 1.0%
30		Abercrombie & Fitch Co.	1,184
80	@	Autozone, Inc.	9,867
145		Best Buy Co., Inc.	5,438
60	@	Big Lots, Inc.	1,670
100		Costco Wholesale Corp.	6,493
566		CVS Caremark Corp.	19,052
70		Darden Restaurants, Inc.	2,004
290		Family Dollar Stores, Inc.	6,873
80	@	GameStop Corp.	2,737
510		Gap, Inc.	9,068
440		Home Depot, Inc.	11,392
100		JC Penney Co., Inc.	3,334
220		Limited Brands, Inc.	3,810
570		Lowe’s Cos., Inc.	13,503
80		Macy’s, Inc.	1,438
590		McDonald’s Corp.	36,403
300		RadioShack Corp.	5,184
215		Staples, Inc.	4,838
100	@	Starbucks Corp.	1,487
220		Target Corp.	10,791
80		Tiffany & Co.	2,842
360		TJX Cos., Inc.	10,987
120		Walgreen Co.	3,715
1,020		Wal-Mart Stores, Inc.	61,088
120		Yum! Brands, Inc.	3,913
			239,111
		Savings & Loans: 0.1%
760		Hudson City Bancorp., Inc.	14,022
			14,022
		Semiconductors: 0.4%
110		Altera Corp.	2,275
80		Analog Devices, Inc.	2,108
440		Applied Materials, Inc.	6,657
360	@	Broadcom Corp.	6,707
2,320		Intel Corp.	43,454
60		KLA-Tencor Corp.	1,899
80		Linear Technology Corp.	2,453

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,030	@	LSI Logic Corp.	$5,521
80	@	MEMC Electronic Materials, Inc.	2,261
290		National Semiconductor Corp.	4,991
95	@	Nvidia Corp.	1,017
290	@	QLogic Corp.	4,454
690		Texas Instruments, Inc.	14,835
130		Xilinx, Inc.	3,049
			101,681
		Software: 0.7%
140	@	Adobe Systems, Inc.	5,526
80	@	Autodesk, Inc.	2,684
160	@	BMC Software, Inc.	4,581
310		CA, Inc.	6,188
300	@	Compuware Corp.	2,907
80	@	Electronic Arts, Inc.	2,959
300		Fidelity National Information Services, Inc.	5,538
60	@	Fiserv, Inc.	2,839
220		IMS Health, Inc.	4,160
3,160		Microsoft Corp.	84,340
1,700	@	Oracle Corp.	34,527
			156,249
		Telecommunications: 0.9%
2,124		AT&T, Inc.	59,302
140		CenturyTel, Inc.	5,131
150	@	Ciena Corp.	1,512
2,300	@	Cisco Systems, Inc.	51,888
680		Corning, Inc.	10,635
81		Embarq Corp.	3,285
440	@	JDS Uniphase Corp.	3,722
110	@	Juniper Networks, Inc.	2,318
300		Motorola, Inc.	2,142
530		Qualcomm, Inc.	22,774
1,260		Qwest Communications International, Inc.	4,070
1,013		Sprint Nextel Corp.	6,179
1,070		Verizon Communications, Inc.	34,336
670		Windstream Corp.	7,330
			214,624
		Toys/Games/Hobbies: 0.0%
290		Hasbro, Inc.	10,069
			10,069
		Transportation: 0.2%
80		Burlington Northern Santa Fe Corp.	7,394
60		CSX Corp.	3,274
80		Expeditors International Washington, Inc.	2,787
40		FedEx Corp.	3,162
70		Norfolk Southern Corp.	4,635
80		Ryder System, Inc.	4,960
160		Union Pacific Corp.	11,386
120		United Parcel Service, Inc. - Class B	7,547
			45,145
		Total Common Stock (Cost $4,043,645)	3,758,785
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
80		Equity Residential	3,553
			3,553
		Diversified: 0.0%
80		Vornado Realty Trust	7,276
			7,276
		Health Care: 0.0%
160		HCP, Inc.	6,421
			6,421
		Hotels: 0.1%
680		Host Hotels & Resorts, Inc.	9,037
			9,037
		Regional Malls: 0.1%
80		General Growth Properties, Inc.	1,208
80		Simon Property Group, Inc.	7,760
			8,968
		Storage: 0.0%
80		Public Storage, Inc.	7,921
			7,921
		Warehouse/Industrial: 0.0%
80		Prologis	3,302
			3,302
		Total Real Estate Investment Trusts (Cost $48,559)	46,478

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.3%
		Federal Home Loan Mortgage Corporation##: 9.5%
$2,366,000	^, Z	2.810%, due 09/15/11		$2,181,838
				2,181,838
		Other U.S. Agency Obligations: 28.8%
4,164,000	Z	Financing Corp., 2.860%, due 10/06/11		3,828,656
3,000,000	^, Z	Tennessee Valley Authority, 2.660%, due 07/15/11		2,790,099
				6,618,755
		Total U.S. Government Agency Obligations (Cost $8,698,953)		8,800,593
U.S. TREASURY OBLIGATIONS: 44.4%
		U.S. Treasury STRIP: 44.4%
10,903,000	^	2.270%, due 08/15/11		10,217,382
		Total U.S. Treasury Obligations
		(Cost $10,177,213)		10,217,382
		Total Long-Term Investments
		(Cost $22,968,370)		22,823,238

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.2%
50,000		ING Institutional Prime Money Market Fund - Class I		$50,000
		Total Mutual Fund
		(Cost $50,000)		50,000

Principal Amount				Value
		Repurchase Agreement: 0.7%
$159,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $159,004 to be received upon repurchase (Collateralized by $154,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $162,847, due 10/15/14)		$159,000
		Total Repurchase Agreement
		(Cost $159,000)		159,000
		Total Short-Term Investments
		(Cost $209,000)		209,000
		Total Investments in Securities
		(Cost $23,177,370)*	100.2%	$23,032,238
		Other Assets and Liabilities - Net	(0.2)	(37,855)
		Net Assets	100.0%	$22,994,383

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $24,330,239.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$157,212
		Gross Unrealized Depreciation		(1,455,213)
		Net Unrealized Depreciation		$(1,298,001)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$3,855,263	$—
Level 2 - Other Significant Observable Inputs	19,176,975	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$23,032,238	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 12.7%
		Advertising: 0.0%
680	@	Interpublic Group of Cos., Inc.	$5,270
252		Omnicom Group	9,717
			14,987
		Aerospace/Defense: 0.4%
679		Boeing Co.	38,941
120		General Dynamics Corp.	8,834
200		Goodrich Corp.	8,320
119		L-3 Communications Holdings, Inc.	11,700
265		Lockheed Martin Corp.	29,063
369		Northrop Grumman Corp.	22,339
260		Raytheon Co.	13,913
530		United Technologies Corp.	31,832
			164,942
		Agriculture: 0.2%
1,160		Altria Group, Inc.	23,014
413		Archer-Daniels-Midland Co.	9,049
90		Lorillard, Inc.	6,404
1,160		Philip Morris International, Inc.	55,796
236		Reynolds American, Inc.	11,474
			105,737
		Airlines: 0.0%
550		Southwest Airlines Co.	7,981
			7,981
		Apparel: 0.1%
258	@	Coach, Inc.	6,460
238		Nike, Inc.	15,922
100		Polo Ralph Lauren Corp.	6,664
260		VF Corp.	20,101
			49,147
		Auto Manufacturers: 0.0%
916	@	Ford Motor Co.	4,763
400		General Motors Corp.	3,780
			8,543
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	3,062
681		Johnson Controls, Inc.	20,655
			23,717
		Banks: 0.8%
2,297		Bank of America Corp.	80,395
900		Bank of New York Mellon Corp.	29,322
890		BB&T Corp.	33,642
291		Capital One Financial Corp.	14,841
400		Fifth Third Bancorp.	4,760
660		Huntington Bancshares, Inc.	5,273
210		M&T Bank Corp.	18,743
240		Northern Trust Corp.	17,328
400		PNC Financial Services Group, Inc.	29,880
1,140		Regions Financial Corp.	10,944
338		State Street Corp.	19,225
260		SunTrust Bank	11,697
760		US Bancorp.	27,375
835		Wachovia Corp.	2,923
1,734		Wells Fargo & Co.	65,077
250		Zions Bancorp.	9,675
			381,100
		Beverages: 0.4%
335		Anheuser-Busch Cos., Inc.	21,735
1,363		Coca-Cola Co.	72,075
210		Coca-Cola Enterprises, Inc.	3,522
250	@	Constellation Brands, Inc.	5,365
100		Molson Coors Brewing Co.	4,675
397		Pepsi Bottling Group, Inc.	11,580
667		PepsiCo, Inc.	47,537
			166,489
		Biotechnology: 0.2%
668	@	Amgen, Inc.	39,592
210	@	Biogen Idec, Inc.	10,561
240	@	Celgene Corp.	15,187
82	@	Genzyme Corp.	6,633
412	@	Gilead Sciences, Inc.	18,779
			90,752
		Chemicals: 0.3%
120		Air Products & Chemicals, Inc.	8,219
100		CF Industries Holdings, Inc.	9,146

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
592		Dow Chemical Co.	$18,814
640		EI Du Pont de Nemours & Co.	25,792
70		International Flavors & Fragrances, Inc.	2,762
338		Monsanto Co.	33,455
213		PPG Industries, Inc.	12,422
80		Praxair, Inc.	5,739
110		Rohm & Haas Co.	7,700
70		Sigma-Aldrich Corp.	3,669
			127,718
		Coal: 0.0%
110		Massey Energy Co.	3,924
120		Peabody Energy Corp.	5,400
			9,324
		Commercial Services: 0.2%
110	@	Apollo Group, Inc. - Class A	6,523
100		Automatic Data Processing, Inc.	4,275
400		H&R Block, Inc.	9,100
70		Mastercard, Inc.	12,413
204		McKesson Corp.	10,977
126		Moody’s Corp.	4,284
250		Robert Half International, Inc.	6,188
260		RR Donnelley & Sons Co.	6,378
457		Western Union Co.	11,274
			71,412
		Computers: 0.6%
100	@	Affiliated Computer Services, Inc.	5,063
460	@	Apple, Inc.	52,284
96	@	Computer Sciences Corp.	3,858
1,423	@	Dell, Inc.	23,451
1,153	@	EMC Corp.	13,790
1,453		Hewlett-Packard Co.	67,187
880		International Business Machines Corp.	102,925
197	@	Lexmark International, Inc.	6,416
150	@	NetApp, Inc.	2,735
555	@	Sun Microsystems, Inc.	4,218
200	@	Teradata Corp.	3,900
			285,827
		Cosmetics/Personal Care: 0.3%
270		Avon Products, Inc.	11,224
128		Colgate-Palmolive Co.	9,645
100		Estee Lauder Cos., Inc.	4,991
1,888		Procter & Gamble Co.	131,575
			157,435
		Diversified Financial Services: 0.6%
478		American Express Co.	16,936
125		Ameriprise Financial, Inc.	4,775
660		Charles Schwab Corp.	17,160
2,535		Citigroup, Inc.	51,993
60		CME Group, Inc.	22,291
462		Discover Financial Services	6,385
296		Goldman Sachs Group, Inc.	37,888
100	@	IntercontinentalExchange, Inc.	8,068
410		Invesco Ltd.	8,602
110		Janus Capital Group, Inc.	2,671
1,802		JPMorgan Chase & Co.	84,153
622		Merrill Lynch & Co., Inc.	15,737
655		Morgan Stanley	15,065
80		NYSE Euronext	3,134
408	@	SLM Corp.	5,035
			299,893
		Electric: 0.4%
550	@	AES Corp.	6,430
480		American Electric Power Co., Inc.	17,774
610		Dominion Resources, Inc.	26,096
450		DTE Energy Co.	18,054
590		Duke Energy Corp.	10,284
550		Edison International	21,945
100		Entergy Corp.	8,901
120		Exelon Corp.	7,514
90		FPL Group, Inc.	4,527
550		Pepco Holdings, Inc.	12,601
280		PG&E Corp.	10,486
396		Public Service Enterprise Group, Inc.	12,985
230		Southern Co.	8,669
230		Xcel Energy, Inc.	4,598
			170,864
		Electrical Components & Equipment: 0.0%
392		Emerson Electric Co.	15,990
250		Molex, Inc.	5,613
			21,603

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.1%
336	@	Agilent Technologies, Inc.	$9,966
100		Amphenol Corp.	4,014
100		Applied Biosystems, Inc.	3,425
400		Jabil Circuit, Inc.	3,816
250		PerkinElmer, Inc.	6,243
367	@	Thermo Electron Corp.	20,185
400		Tyco Electronics Ltd.	11,064
72	@	Waters Corp.	4,189
			62,902
		Engineering & Construction: 0.0%
230		Fluor Corp.	12,811
100	@	Jacobs Engineering Group, Inc.	5,431
			18,242
		Environmental Control: 0.0%
220	@	Allied Waste Industries, Inc.	2,444
120		Waste Management, Inc.	3,779
			6,223
		Food: 0.2%
206		General Mills, Inc.	14,156
88		HJ Heinz Co.	4,397
250		Kellogg Co.	14,025
669		Kraft Foods, Inc.	21,910
302		Kroger Co.	8,299
130		Safeway, Inc.	3,084
1,000		Sara Lee Corp.	12,630
280		Supervalu, Inc.	6,076
130		Sysco Corp.	4,008
100		Whole Foods Market, Inc.	2,003
150		WM Wrigley Jr. Co.	11,910
			102,498
		Forest Products & Paper: 0.0%
210		International Paper Co.	5,498
			5,498
		Gas: 0.0%
340		Centerpoint Energy, Inc.	4,954
120		Sempra Energy	6,056
			11,010
		Hand/Machine Tools: 0.0%
76		Black & Decker Corp.	4,617
139		Snap-On, Inc.	7,320
208		Stanley Works	8,682
			20,619
		Healthcare - Products: 0.5%
393		Baxter International, Inc.	25,793
250		Becton Dickinson & Co.	20,065
670	@	Boston Scientific Corp.	8,221
150		Covidien Ltd.	8,064
40	@	Intuitive Surgical, Inc.	9,639
1,359		Johnson & Johnson	94,152
750		Medtronic, Inc.	37,575
250	@	St. Jude Medical, Inc.	10,873
100		Stryker Corp.	6,230
90	@	Varian Medical Systems, Inc.	5,142
70	@	Zimmer Holdings, Inc.	4,519
			230,273
		Healthcare - Services: 0.2%
334		Aetna, Inc.	12,061
289		Cigna Corp.	9,820
90	@	DaVita, Inc.	5,131
126	@	Humana, Inc.	5,191
154	@	Laboratory Corp. of America Holdings	10,703
280		Quest Diagnostics	14,468
620		UnitedHealth Group, Inc.	15,742
198	@	WellPoint, Inc.	9,260
			82,376
		Home Builders: 0.0%
400		Lennar Corp.	6,076
410		Pulte Homes, Inc.	5,728
			11,804
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	4,448
120		Clorox Co.	7,523
224		Kimberly-Clark Corp.	14,524
			26,495
		Insurance: 0.5%
516		Aflac, Inc.	30,315
274		Allstate Corp.	12,637
1,203		American International Group, Inc.	4,006
280		AON Corp.	12,589
80		Assurant, Inc.	4,400
404		Chubb Corp.	22,180
340		Cincinnati Financial Corp.	9,670
400		Genworth Financial, Inc.	3,444

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
112		Hartford Financial Services Group, Inc.	$4,591
300		Lincoln National Corp.	12,843
93		Loews Corp.	3,673
200		Marsh & McLennan Cos., Inc.	6,352
622		Metlife, Inc.	34,832
662		Progressive Corp.	11,519
403		Prudential Financial, Inc.	29,016
269		Torchmark Corp.	16,086
487		Travelers Cos., Inc.	22,012
420		UnumProvident Corp.	10,542
100		XL Capital Ltd.	1,794
			252,501
		Internet: 0.3%
100	@	Akamai Technologies, Inc.	1,744
220	@	Amazon.com, Inc.	16,007
664	@	eBay, Inc.	14,860
250	@	Expedia, Inc.	3,778
140	@	Google, Inc. - Class A	56,073
641	@	Symantec Corp.	12,551
730	@	Yahoo!, Inc.	12,629
			117,642
		Iron/Steel: 0.1%
100		AK Steel Holding Corp.	2,592
100		Allegheny Technologies, Inc.	2,955
254		Nucor Corp.	10,033
83		United States Steel Corp.	6,442
			22,022
		Machinery - Construction & Mining: 0.1%
490		Caterpillar, Inc.	29,204
100	@	Terex Corp.	3,052
			32,256
		Machinery - Diversified: 0.0%
116		Cummins, Inc.	5,072
290		Deere & Co.	14,355
100		Manitowoc Co., Inc.	1,555
			20,982
		Media: 0.3%
1,420		Comcast Corp. – Class A	27,875
400	@	DIRECTV Group, Inc.	10,468
1,420		News Corp. - Class A	17,026
1,780		Time Warner, Inc.	23,336
260	@	Viacom - Class B	6,458
1,004		Walt Disney Co.	30,813
			115,976
		Metal Fabricate/Hardware: 0.0%
120		Precision Castparts Corp.	9,454
			9,454
		Mining: 0.1%
200		Alcoa, Inc.	4,516
236		Freeport-McMoRan Copper & Gold, Inc.	13,417
120		Newmont Mining Corp.	4,651
			22,584
		Miscellaneous Manufacturing: 0.6%
400		3M Co.	27,324
270		Cooper Industries Ltd.	10,787
400		Dover Corp.	16,220
118		Eaton Corp.	6,629
5,713		General Electric Co.	145,682
646		Honeywell International, Inc.	26,841
250		Illinois Tool Works, Inc.	11,113
90		Ingersoll-Rand Co.	2,805
110		ITT Corp.	6,117
480		Leggett & Platt, Inc.	10,459
239		Parker Hannifin Corp.	12,667
250		Textron, Inc.	7,320
100		Tyco International Ltd.	3,502
			287,466
		Office/Business Equipment: 0.0%
400		Pitney Bowes, Inc.	13,304
410		Xerox Corp.	4,727
			18,031
		Oil & Gas: 1.5%
422		Anadarko Petroleum Corp.	20,471
250		Apache Corp.	26,070
120		Chesapeake Energy Corp.	4,303
1,431		Chevron Corp.	118,029
1,032		ConocoPhillips	75,594
340		Devon Energy Corp.	31,008
70		ENSCO International, Inc.	4,034
150		EOG Resources, Inc.	13,419
3,165		ExxonMobil Corp.	245,794
100		Hess Corp.	8,208

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
244		Marathon Oil Corp.	$9,728
200		Murphy Oil Corp.	12,828
280	@	Nabors Industries Ltd.	6,978
100		Noble Corp.	4,390
120		Noble Energy, Inc.	6,671
644		Occidental Petroleum Corp.	45,370
110		Questar Corp.	4,501
250	@	Southwestern Energy Co.	7,635
100		Sunoco, Inc.	3,558
229	@	Transocean, Inc.	25,153
266		Valero Energy Corp.	8,060
165		XTO Energy, Inc.	7,676
			689,478
		Oil & Gas Services: 0.2%
270		Baker Hughes, Inc.	16,346
230		BJ Services Co.	4,400
90	@	Cameron International Corp.	3,469
414		Halliburton Co.	13,409
240	@	National Oilwell Varco, Inc.	12,055
650		Schlumberger Ltd.	50,759
80		Smith International, Inc.	4,691
120	@	Weatherford International Ltd.	3,017
			108,146
		Packaging & Containers: 0.0%
146		Ball Corp.	5,766
			5,766
		Pharmaceuticals: 0.7%
710		Abbott Laboratories	40,882
110		Allergan, Inc.	5,665
100		AmerisourceBergen Corp.	3,765
900		Bristol-Myers Squibb Co.	18,765
103		Cardinal Health, Inc.	5,076
650		Eli Lilly & Co.	28,620
210	@	Express Scripts, Inc.	15,502
290	@	Forest Laboratories, Inc.	8,201
427	@	King Pharmaceuticals, Inc.	4,091
120	@	Medco Health Solutions, Inc.	5,400
1,351		Merck & Co., Inc.	42,638
3,485		Pfizer, Inc.	64,263
1,170		Schering-Plough Corp.	21,610
200	@	Watson Pharmaceuticals, Inc.	5,700
964		Wyeth	35,610
			305,788
		Pipelines: 0.1%
450		El Paso Corp.	5,742
490		Spectra Energy Corp.	11,662
408		Williams Cos., Inc.	9,649
			27,053
		Retail: 0.8%
100		Abercrombie & Fitch Co.	3,945
70	@	Autozone, Inc.	8,634
285		Best Buy Co., Inc.	10,688
100	@	Big Lots, Inc.	2,783
114		Costco Wholesale Corp.	7,402
915		CVS Caremark Corp.	30,799
207		Darden Restaurants, Inc.	5,926
400		Family Dollar Stores, Inc.	9,480
240	@	GameStop Corp.	8,210
553		Gap, Inc.	9,832
691		Home Depot, Inc.	17,890
100		JC Penney Co., Inc.	3,334
400		Limited Brands, Inc.	6,928
586		Lowe’s Cos., Inc.	13,882
250		Macy’s, Inc.	4,495
845		McDonald’s Corp.	52,137
230		RadioShack Corp.	3,974
432		Staples, Inc.	9,720
260	@	Starbucks Corp.	3,866
404		Target Corp.	19,816
110		Tiffany & Co.	3,907
508		TJX Cos., Inc.	15,504
340		Walgreen Co.	10,526
1,430		Wal-Mart Stores, Inc.	85,643
302		Yum! Brands, Inc.	9,848
			359,169
		Savings & Loans: 0.0%
1,150		Hudson City Bancorp., Inc.	21,218
			21,218
		Semiconductors: 0.3%
200		Altera Corp.	4,136
120		Analog Devices, Inc.	3,162
645		Applied Materials, Inc.	9,759

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
250	@	Broadcom Corp.	$4,658
3,384		Intel Corp.	63,382
100		KLA-Tencor Corp.	3,165
100		Linear Technology Corp.	3,066
650	@	LSI Logic Corp.	3,484
100	@	MEMC Electronic Materials, Inc.	2,826
241		National Semiconductor Corp.	4,148
450	@	Nvidia Corp.	4,820
250	@	QLogic Corp.	3,840
990		Texas Instruments, Inc.	21,285
280		Xilinx, Inc.	6,566
			138,297
		Software: 0.5%
236	@	Adobe Systems, Inc.	9,315
122	@	Autodesk, Inc.	4,093
135	@	BMC Software, Inc.	3,865
451		CA, Inc.	9,002
270	@	Compuware Corp.	2,616
100	@	Electronic Arts, Inc.	3,699
420		Fidelity National Information Services, Inc.	7,753
120	@	Fiserv, Inc.	5,678
400		IMS Health, Inc.	7,564
4,714		Microsoft Corp.	125,817
2,355	@	Oracle Corp.	47,830
			227,232
		Telecommunications: 0.7%
3,175		AT&T, Inc.	88,646
258		CenturyTel, Inc.	9,456
110	@	Ciena Corp.	1,109
3,495	@	Cisco Systems, Inc.	78,847
900		Corning, Inc.	14,076
85		Embarq Corp.	3,447
400	@	JDS Uniphase Corp.	3,384
250	@	Juniper Networks, Inc.	5,268
410		Motorola, Inc.	2,927
834		Qualcomm, Inc.	35,837
1,200		Qwest Communications International, Inc.	3,876
1,362		Sprint Nextel Corp.	8,308
1,633		Verizon Communications, Inc.	52,403
1,000		Windstream Corp.	10,940
			318,524
		Toys/Games/Hobbies: 0.0%
420		Hasbro, Inc.	14,582
			14,582
		Transportation: 0.2%
70		Burlington Northern Santa Fe Corp.	6,470
114		CSX Corp.	6,221
200		Expeditors International Washington, Inc.	6,968
86		FedEx Corp.	6,797
94		Norfolk Southern Corp.	6,224
140		Ryder System, Inc.	8,680
200		Union Pacific Corp.	14,232
430		United Parcel Service, Inc. - Class B	27,043
			82,635
		Total Common Stock
		(Cost $6,359,512)	5,932,213
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
100		Equity Residential	4,441
			4,441
		Diversified: 0.1%
250		Vornado Realty Trust	22,738
			22,738
		Health Care: 0.0%
220		HCP, Inc.	8,829
			8,829
		Hotels: 0.0%
900		Host Hotels & Resorts, Inc.	11,961
			11,961
		Regional Malls: 0.0%
100		General Growth Properties, Inc.	1,510
120		Simon Property Group, Inc.	11,640
			13,150
		Storage: 0.1%
140		Public Storage, Inc.	13,861
			13,861
		Warehouse/Industrial: 0.0%
100		Prologis	4,127
			4,127
		Total Real Estate Investment Trusts
		(Cost $84,202)	79,107

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.1%
		Federal Home Loan Mortgage Corporation##: 29.8%
$15,000,000	^^, Z	2.780%, due 09/15/11		$13,832,535
				13,832,535
		Federal National Mortgage Association##: 5.5%
2,840,000	^, Z	3.170%, due 02/12/12		2,562,373
				2,562,373
		Other U.S. Agency Obligations: 18.8%
1,666,000	Z	Financing Corp., Discount Note, due 11/30/11		1,527,963
2,638,000	Z	Financing Corp., 3.010%, due 12/06/11		2,404,447
5,169,000	^, Z	Resolution Funding Corp., 2.350%, due 10/15/11		4,824,869
				8,757,279
		Total U.S. Government Agency Obligations
		(Cost $24,931,493)		25,152,187
U.S. TREASURY OBLIGATIONS: 32.1%
		U.S. Treasury STRIP: 32.1%
16,330,000	^	2.670%, due 02/15/12		14,933,805
		Total U.S. Treasury Obligations
		(Cost $14,890,116)		14,933,805
		Total Long-Term Investments
		(Cost $46,265,323)		46,097,312

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.5%
250,000		ING Institutional Prime Money Market Fund - Class I		$250,000
		Total Mutual Fund
		(Cost $250,000)		250,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$225,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $225,006 to be received upon repurchase (Collateralized by $218,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $230,524, due 10/15/14)		$225,000
		Total Repurchase Agreement
		(Cost $225,000)		225,000
		Total Short-Term Investments
		(Cost $475,000)		475,000
		Total Investments in Securities
		(Cost $46,740,323)*	100.1%	$46,572,312
		Other Assets and Liabilities - Net	(0.1)	(66,736)
		Net Assets	100.0%	$46,505,576

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $48,509,460.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$297,838
		Gross Unrealized Depreciation		(2,234,986)
		Net Unrealized Depreciation		$(1,937,148)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$6,261,320	$—
Level 2 - Other Significant Observable Inputs	40,310,992	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$46,572,312	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 11.2%
		Advertising: 0.0%
500	@	Interpublic Group of Cos., Inc.	$3,875
170		Omnicom Group	6,555
			10,430
		Aerospace/Defense: 0.3%
310		Boeing Co.	17,779
90		General Dynamics Corp.	6,626
50		Goodrich Corp.	2,080
110		L-3 Communications Holdings, Inc.	10,815
50		Lockheed Martin Corp.	5,484
166		Northrop Grumman Corp.	10,050
150		Raytheon Co.	8,027
340		United Technologies Corp.	20,420
			81,281
		Agriculture: 0.2%
700		Altria Group, Inc.	13,888
280		Archer-Daniels-Midland Co.	6,135
50		Lorillard, Inc.	3,558
700		Philip Morris International, Inc.	33,670
140		Reynolds American, Inc.	6,807
			64,058
		Airlines: 0.0%
300		Southwest Airlines Co.	4,353
			4,353
		Apparel: 0.1%
260	@	Coach, Inc.	6,510
170		Nike, Inc.	11,373
50		Polo Ralph Lauren Corp.	3,332
150		VF Corp.	11,597
			32,812
		Auto Manufacturers: 0.0%
903	@	Ford Motor Co.	4,696
250		General Motors Corp.	2,363
			7,059
		Auto Parts & Equipment: 0.0%
100	@	Goodyear Tire & Rubber Co.	1,531
330		Johnson Controls, Inc.	10,009
			11,540
		Banks: 0.7%
1,297		Bank of America Corp.	45,395
500		Bank of New York Mellon Corp.	16,290
500		BB&T Corp.	18,900
144		Capital One Financial Corp.	7,344
300		Fifth Third Bancorp.	3,570
450		Huntington Bancshares, Inc.	3,596
50		M&T Bank Corp.	4,463
150		Northern Trust Corp.	10,830
200		PNC Financial Services Group, Inc.	14,940
532		Regions Financial Corp.	5,107
180		State Street Corp.	10,238
150		SunTrust Bank	6,749
500		US Bancorp.	18,010
496		Wachovia Corp.	1,736
960		Wells Fargo & Co.	36,029
150		Zions Bancorp.	5,805
			209,002
		Beverages: 0.3%
190		Anheuser-Busch Cos., Inc.	12,327
800		Coca-Cola Co.	42,304
100		Coca-Cola Enterprises, Inc.	1,677
200	@	Constellation Brands, Inc.	4,292
50		Molson Coors Brewing Co.	2,338
260		Pepsi Bottling Group, Inc.	7,584
330		PepsiCo, Inc.	23,519
			94,041
		Biotechnology: 0.2%
370	@	Amgen, Inc.	21,930
70	@	Biogen Idec, Inc.	3,520
160	@	Celgene Corp.	10,125
10	@	Genzyme Corp.	809
320	@	Gilead Sciences, Inc.	14,586
			50,970
		Chemicals: 0.2%
50		Air Products & Chemicals, Inc.	3,425
20		CF Industries Holdings, Inc.	1,829

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
310		Dow Chemical Co.	$9,852
340		EI Du Pont de Nemours & Co.	13,702
50		International Flavors & Fragrances, Inc.	1,973
180		Monsanto Co.	17,816
130		PPG Industries, Inc.	7,582
50		Rohm & Haas Co.	3,500
50		Sigma-Aldrich Corp.	2,621
			62,300
		Coal: 0.0%
50		Massey Energy Co.	1,784
100		Peabody Energy Corp.	4,500
			6,284
		Commercial Services: 0.1%
60	@	Apollo Group, Inc. - Class A	3,558
50		Automatic Data Processing, Inc.	2,138
200		H&R Block, Inc.	4,550
120		McKesson Corp.	6,457
80		Moody’s Corp.	2,720
200		Robert Half International, Inc.	4,950
200		RR Donnelley & Sons Co.	4,906
190		Western Union Co.	4,687
			33,966
		Computers: 0.6%
50	@	Affiliated Computer Services, Inc.	2,532
300	@	Apple, Inc.	34,098
60	@	Computer Sciences Corp.	2,411
700	@	Dell, Inc.	11,536
710	@	EMC Corp.	8,492
910		Hewlett-Packard Co.	42,078
470		International Business Machines Corp.	54,971
130	@	Lexmark International, Inc.	4,234
100	@	NetApp, Inc.	1,823
465	@	Sun Microsystems, Inc.	3,534
100	@	Teradata Corp.	1,950
			167,659
		Cosmetics/Personal Care: 0.3%
150		Avon Products, Inc.	6,236
60		Colgate-Palmolive Co.	4,521
50		Estee Lauder Cos., Inc.	2,496
1,103		Procter & Gamble Co.	76,868
			90,121
		Diversified Financial Services: 0.6%
340		American Express Co.	12,046
134		Ameriprise Financial, Inc.	5,119
330		Charles Schwab Corp.	8,580
1,500		Citigroup, Inc.	30,765
40		CME Group, Inc.	14,860
380		Discover Financial Services	5,252
190		Goldman Sachs Group, Inc.	24,320
50	@	IntercontinentalExchange, Inc.	4,034
180		Invesco Ltd.	3,776
100		Janus Capital Group, Inc.	2,428
1,004		JPMorgan Chase & Co.	46,887
450		Merrill Lynch & Co., Inc.	11,385
310		Morgan Stanley	7,130
110		NYSE Euronext	4,310
220	@	SLM Corp.	2,715
			183,607
		Electric: 0.4%
350	@	AES Corp.	4,092
350		American Electric Power Co., Inc.	12,961
350		Dominion Resources, Inc.	14,973
300		DTE Energy Co.	12,036
350		Duke Energy Corp.	6,101
350		Edison International	13,965
50		Entergy Corp.	4,451
100		Exelon Corp.	6,262
100		FPL Group, Inc.	5,030
350		Pepco Holdings, Inc.	8,019
150		PG&E Corp.	5,618
220		Public Service Enterprise Group, Inc.	7,214
150		Southern Co.	5,654
200		Xcel Energy, Inc.	3,998
			110,374
		Electrical Components & Equipment: 0.0%
220		Emerson Electric Co.	8,974
100		Molex, Inc.	2,245
			11,219
		Electronics: 0.1%
260	@	Agilent Technologies, Inc.	7,712
60		Amphenol Corp.	2,408
50		Applied Biosystems, Inc.	1,713

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
200		Jabil Circuit, Inc.	$1,908
50		PerkinElmer, Inc.	1,249
210	@	Thermo Electron Corp.	11,550
275		Tyco Electronics Ltd.	7,607
60	@	Waters Corp.	3,491
			37,638
		Engineering & Construction: 0.0%
50		Fluor Corp.	2,785
50	@	Jacobs Engineering Group, Inc.	2,716
			5,501
		Environmental Control: 0.0%
100	@	Allied Waste Industries, Inc.	1,111
50		Waste Management, Inc.	1,575
			2,686
		Food: 0.2%
50		General Mills, Inc.	3,436
20		HJ Heinz Co.	999
150		Kellogg Co.	8,415
340		Kraft Foods, Inc.	11,135
270		Kroger Co.	7,420
650		Sara Lee Corp.	8,210
200		Supervalu, Inc.	4,340
200		Sysco Corp.	6,166
100		Whole Foods Market, Inc.	2,003
100		WM Wrigley Jr. Co.	7,940
			60,064
		Forest Products & Paper: 0.0%
100		International Paper Co.	2,618
			2,618
		Gas: 0.0%
250		Centerpoint Energy, Inc.	3,643
100		Sempra Energy	5,047
			8,690
		Hand/Machine Tools: 0.1%
100		Black & Decker Corp.	6,075
140		Snap-On, Inc.	7,372
170		Stanley Works	7,096
			20,543
		Healthcare - Products: 0.4%
180		Baxter International, Inc.	11,813
150		Becton Dickinson & Co.	12,039
400	@	Boston Scientific Corp.	4,908
75		Covidien Ltd.	4,032
690		Johnson & Johnson	47,803
500		Medtronic, Inc.	25,050
200	@	St. Jude Medical, Inc.	8,698
50		Stryker Corp.	3,115
50	@	Varian Medical Systems, Inc.	2,857
30	@	Zimmer Holdings, Inc.	1,937
			122,252
		Healthcare - Services: 0.2%
260		Aetna, Inc.	9,389
140		Cigna Corp.	4,757
50	@	DaVita, Inc.	2,851
100	@	Humana, Inc.	4,120
130	@	Laboratory Corp. of America Holdings	9,035
150		Quest Diagnostics	7,751
310		UnitedHealth Group, Inc.	7,871
180	@	WellPoint, Inc.	8,419
			54,193
		Home Builders: 0.0%
300		Lennar Corp.	4,557
300		Pulte Homes, Inc.	4,191
			8,748
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	2,224
50		Clorox Co.	3,135
160		Kimberly-Clark Corp.	10,374
			15,733
		Insurance: 0.5%
350		Aflac, Inc.	20,563
200		Allstate Corp.	9,224
700		American International Group, Inc.	2,331
170		AON Corp.	7,643
100		Assurant, Inc.	5,500
190		Chubb Corp.	10,431
250		Cincinnati Financial Corp.	7,110
200		Genworth Financial, Inc.	1,722
90		Hartford Financial Services Group, Inc.	3,689
150		Lincoln National Corp.	6,422
42		Loews Corp.	1,659
150		Marsh & McLennan Cos., Inc.	4,764

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
330		Metlife, Inc.	$18,480
370		Progressive Corp.	6,438
190		Prudential Financial, Inc.	13,680
60		Torchmark Corp.	3,588
290		Travelers Cos., Inc.	13,108
200		UnumProvident Corp.	5,020
100		XL Capital Ltd.	1,794
			143,166
		Internet: 0.2%
50	@	Akamai Technologies, Inc.	872
120	@	Amazon.com, Inc.	8,731
500	@	eBay, Inc.	11,190
100	@	Expedia, Inc.	1,511
60	@	Google, Inc. - Class A	24,031
325	@	Symantec Corp.	6,364
500	@	Yahoo!, Inc.	8,650
			61,349
		Iron/Steel: 0.1%
50		AK Steel Holding Corp.	1,296
50		Allegheny Technologies, Inc.	1,478
160		Nucor Corp.	6,320
60		United States Steel Corp.	4,657
			13,751
		Machinery - Construction & Mining: 0.1%
270		Caterpillar, Inc.	16,092
50	@	Terex Corp.	1,526
			17,618
		Machinery - Diversified: 0.0%
60		Cummins, Inc.	2,623
160		Deere & Co.	7,920
100		Manitowoc Co., Inc.	1,555
			12,098
		Media: 0.2%
680		Comcast Corp. – Class A	13,348
200	@	DIRECTV Group, Inc.	5,234
800		News Corp. - Class A	9,592
1,000		Time Warner, Inc.	13,110
200	@	Viacom - Class B	4,968
600		Walt Disney Co.	18,414
			64,666
		Metal Fabricate/Hardware: 0.0%
50		Precision Castparts Corp.	3,939
			3,939
		Mining: 0.0%
150		Alcoa, Inc.	3,387
68		Freeport-McMoRan Copper & Gold, Inc.	3,866
100		Newmont Mining Corp.	3,876
			11,129
		Miscellaneous Manufacturing: 0.5%
280		3M Co.	19,127
50		Cooper Industries Ltd.	1,998
200		Dover Corp.	8,110
80		Eaton Corp.	4,494
3,200		General Electric Co.	81,600
310		Honeywell International, Inc.	12,881
200		Illinois Tool Works, Inc.	8,890
50		Ingersoll-Rand Co.	1,559
50		ITT Corp.	2,781
350		Leggett & Platt, Inc.	7,627
190		Parker Hannifin Corp.	10,070
50		Textron, Inc.	1,464
75		Tyco International Ltd.	2,627
			163,228
		Office/Business Equipment: 0.1%
350		Pitney Bowes, Inc.	11,641
300		Xerox Corp.	3,459
			15,100
		Oil & Gas: 1.3%
170		Anadarko Petroleum Corp.	8,247
150		Apache Corp.	15,642
100		Chesapeake Energy Corp.	3,586
795		Chevron Corp.	65,572
562		ConocoPhillips	41,167
180		Devon Energy Corp.	16,416
50		ENSCO International, Inc.	2,882
50		EOG Resources, Inc.	4,473
1,810		ExxonMobil Corp.	140,565
100		Hess Corp.	8,208
180		Marathon Oil Corp.	7,177
50		Murphy Oil Corp.	3,207
200	@	Nabors Industries Ltd.	4,984
100		Noble Corp.	4,390

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
60		Noble Energy, Inc.	$3,335
330		Occidental Petroleum Corp.	23,249
100		Questar Corp.	4,092
100	@	Southwestern Energy Co.	3,054
50		Sunoco, Inc.	1,779
139	@	Transocean, Inc.	15,268
130		Valero Energy Corp.	3,939
87		XTO Energy, Inc.	4,047
			385,279
		Oil & Gas Services: 0.2%
50		Baker Hughes, Inc.	3,027
100		BJ Services Co.	1,913
50	@	Cameron International Corp.	1,927
270		Halliburton Co.	8,745
150	@	National Oilwell Varco, Inc.	7,535
310		Schlumberger Ltd.	24,208
50		Smith International, Inc.	2,932
50	@	Weatherford International Ltd.	1,257
			51,544
		Packaging & Containers: 0.0%
80		Ball Corp.	3,159
			3,159
		Pharmaceuticals: 0.6%
420		Abbott Laboratories	24,184
50		Allergan, Inc.	2,575
50		AmerisourceBergen Corp.	1,883
550		Bristol-Myers Squibb Co.	11,468
20		Cardinal Health, Inc.	986
350		Eli Lilly & Co.	15,411
70	@	Express Scripts, Inc.	5,167
200	@	Forest Laboratories, Inc.	5,656
368	@	King Pharmaceuticals, Inc.	3,525
50	@	Medco Health Solutions, Inc.	2,250
770		Merck & Co., Inc.	24,301
2,070		Pfizer, Inc.	38,171
540		Schering-Plough Corp.	9,974
100	@	Watson Pharmaceuticals, Inc.	2,850
470		Wyeth	17,362
			165,763
		Pipelines: 0.1%
450		El Paso Corp.	5,742
200		Spectra Energy Corp.	4,760
280		Williams Cos., Inc.	6,622
			17,124
		Retail: 0.7%
50		Abercrombie & Fitch Co.	1,973
20	@	Autozone, Inc.	2,467
205		Best Buy Co., Inc.	7,688
100	@	Big Lots, Inc.	2,783
90		Costco Wholesale Corp.	5,844
487		CVS Caremark Corp.	16,392
30		Darden Restaurants, Inc.	859
200		Family Dollar Stores, Inc.	4,740
150	@	GameStop Corp.	5,132
350		Gap, Inc.	6,223
320		Home Depot, Inc.	8,285
50		JC Penney Co., Inc.	1,667
200		Limited Brands, Inc.	3,464
380		Lowe’s Cos., Inc.	9,002
100		Macy’s, Inc.	1,798
500		McDonald’s Corp.	30,850
200		RadioShack Corp.	3,456
285		Staples, Inc.	6,413
200	@	Starbucks Corp.	2,974
270		Target Corp.	13,244
50		Tiffany & Co.	1,776
330		TJX Cos., Inc.	10,072
200		Walgreen Co.	6,192
870		Wal-Mart Stores, Inc.	52,104
180		Yum! Brands, Inc.	5,870
			211,268
		Savings & Loans: 0.0%
650		Hudson City Bancorp., Inc.	11,993
			11,993
		Semiconductors: 0.3%
100		Altera Corp.	2,068
50		Analog Devices, Inc.	1,318
400		Applied Materials, Inc.	6,052
200	@	Broadcom Corp.	3,726
1,860		Intel Corp.	34,838
150		KLA-Tencor Corp.	4,748
50		Linear Technology Corp.	1,533

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
650	@	LSI Logic Corp.	$3,484
150	@	MEMC Electronic Materials, Inc.	4,239
370		National Semiconductor Corp.	6,368
310	@	Nvidia Corp.	3,320
250	@	QLogic Corp.	3,840
550		Texas Instruments, Inc.	11,825
100		Xilinx, Inc.	2,345
			89,704
		Software: 0.5%
150	@	Adobe Systems, Inc.	5,921
130	@	Autodesk, Inc.	4,362
100	@	BMC Software, Inc.	2,863
320		CA, Inc.	6,387
200	@	Compuware Corp.	1,938
100	@	Electronic Arts, Inc.	3,699
200		Fidelity National Information Services, Inc.	3,692
50	@	Fiserv, Inc.	2,366
200		IMS Health, Inc.	3,782
2,730		Microsoft Corp.	72,864
1,360	@	Oracle Corp.	27,622
			135,496
		Telecommunications: 0.6%
1,793		AT&T, Inc.	50,061
170		CenturyTel, Inc.	6,231
100	@	Ciena Corp.	1,008
1,860	@	Cisco Systems, Inc.	41,962
490		Corning, Inc.	7,664
111		Embarq Corp.	4,501
300	@	JDS Uniphase Corp.	2,538
200	@	Juniper Networks, Inc.	4,214
300		Motorola, Inc.	2,142
470		Qualcomm, Inc.	20,196
1,400		Qwest Communications International, Inc.	4,522
793		Sprint Nextel Corp.	4,837
850		Verizon Communications, Inc.	27,277
550		Windstream Corp.	6,017
			183,170
		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	6,944
			6,944
		Transportation: 0.1%
50		Burlington Northern Santa Fe Corp.	4,622
80		CSX Corp.	4,366
100		Expeditors International Washington, Inc.	3,484
40		FedEx Corp.	3,162
70		Norfolk Southern Corp.	4,635
50		Ryder System, Inc.	3,100
130		Union Pacific Corp.	9,251
150		United Parcel Service, Inc. - Class B	9,434
			42,054
		Total Common Stock
		(Cost $3,614,942)	3,379,284
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
50		Equity Residential	2,221
			2,221
		Diversified: 0.1%
150		Vornado Realty Trust	13,643
			13,643
		Health Care: 0.0%
100		HCP, Inc.	4,013
			4,013
		Hotels: 0.0%
500		Host Hotels & Resorts, Inc.	6,645
			6,645
		Regional Malls: 0.0%
150		General Growth Properties, Inc.	2,265
50		Simon Property Group, Inc.	4,850
			7,115
		Storage: 0.0%
50		Public Storage, Inc.	4,951
			4,951
		Warehouse/Industrial: 0.0%
50		Prologis	2,064
			2,064
		Total Real Estate Investment Trusts
		(Cost $44,306)	40,652

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.9%
		Federal National Mortgage Association##: 38.7%
$13,000,000	Z	3.110%, due 03/15/12		$11,722,920
				11,722,920
		Other U.S. Agency Obligations: 9.2%
3,000,000	^, Z	Resolution Funding Corp., 2.350%, due 10/15/11		2,800,272
				2,800,272
		Total U.S. Government Agency Obligations
		(Cost $14,480,265)		14,523,192
U.S. TREASURY OBLIGATIONS: 30.1%
		U.S. Treasury STRIP: 30.1%
9,977,000	^	2.670%, due 02/15/12		9,123,986
		Total U.S. Treasury Obligations
		(Cost $9,119,587)		9,123,986
OTHER BONDS: 9.9%
		Foreign Government Bonds: 9.9%
3,300,000	Z	Israel Government International Bond, 2.800%, due 05/15/12		2,986,121
		Total Other Bonds
		(Cost $2,807,421)		2,986,121
		Total Long-Term Investments
		(Cost $30,066,521)		30,053,235

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.6%
175,000		ING Institutional Prime Money Market Fund - Class I		$175,000
		Total Mutual Fund
		(Cost $175,000)		175,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$127,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $127,004 to be received upon repurchase (Collateralized by $123,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $130,066, due 10/15/14)		$127,000
		Total Repurchase Agreement
		(Cost $127,000)		127,000
		Total Short-Term Investments
		(Cost $302,000)		302,000
		Total Investments in Securities
		(Cost $30,368,521)*	100.2%	$30,355,235
		Other Assets and Liabilities - Net	(0.2)	(57,477)
		Net Assets	100.0%	$30,297,758

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $31,448,620.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$235,707
		Gross Unrealized Depreciation		(1,329,092)
		Net Unrealized Depreciation		$(1,093,385)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$3,594,936	$—
Level 2 - Other Significant Observable Inputs	26,760,299	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$30,355,235	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 13.1%
		Advertising: 0.0%
410	@	Interpublic Group of Cos., Inc.	$3,178
70		Omnicom Group	2,699
			5,877
		Aerospace/Defense: 0.3%
280		Boeing Co.	16,058
50		General Dynamics Corp.	3,681
90		Goodrich Corp.	3,744
50		L-3 Communications Holdings, Inc.	4,916
110		Lockheed Martin Corp.	12,064
100		Northrop Grumman Corp.	6,054
70		Raytheon Co.	3,746
270		United Technologies Corp.	16,216
			66,479
		Agriculture: 0.2%
540		Altria Group, Inc.	10,714
180		Archer-Daniels-Midland Co.	3,944
50		Lorillard, Inc.	3,558
500		Philip Morris International, Inc.	24,050
70		Reynolds American, Inc.	3,403
			45,669
		Airlines: 0.0%
250		Southwest Airlines Co.	3,628
			3,628
		Apparel: 0.1%
120	@	Coach, Inc.	3,005
80		Nike, Inc.	5,352
50		Polo Ralph Lauren Corp.	3,332
150		VF Corp.	11,597
			23,286
		Auto Manufacturers: 0.0%
647	@	Ford Motor Co.	3,364
150		General Motors Corp.	1,418
			4,782
		Auto Parts & Equipment: 0.1%
150	@	Goodyear Tire & Rubber Co.	2,297
290		Johnson Controls, Inc.	8,796
			11,093
		Banks: 0.8%
960		Bank of America Corp.	33,600
380		Bank of New York Mellon Corp.	12,380
390		BB&T Corp.	14,742
123		Capital One Financial Corp.	6,273
250		Fifth Third Bancorp.	2,975
360		Huntington Bancshares, Inc.	2,876
90		M&T Bank Corp.	8,033
110		Northern Trust Corp.	7,942
160		PNC Financial Services Group, Inc.	11,952
461		Regions Financial Corp.	4,426
130		State Street Corp.	7,394
90		SunTrust Bank	4,049
330		US Bancorp.	11,887
358		Wachovia Corp.	1,253
760		Wells Fargo & Co.	28,523
100		Zions Bancorp.	3,870
			162,175
		Beverages: 0.4%
220		Anheuser-Busch Cos., Inc.	14,274
660		Coca-Cola Co.	34,901
150		Coca-Cola Enterprises, Inc.	2,516
160	@	Constellation Brands, Inc.	3,434
40		Molson Coors Brewing Co.	1,870
140		Pepsi Bottling Group, Inc.	4,084
230		PepsiCo, Inc.	16,392
			77,471
		Biotechnology: 0.2%
270	@	Amgen, Inc.	16,003
120	@	Biogen Idec, Inc.	6,035
90	@	Celgene Corp.	5,695
60	@	Genzyme Corp.	4,853
190	@	Gilead Sciences, Inc.	8,660
			41,246
		Chemicals: 0.3%
50		Air Products & Chemicals, Inc.	3,425
50		CF Industries Holdings, Inc.	4,573

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
290		Dow Chemical Co.	$9,216
270		EI Du Pont de Nemours & Co.	10,881
80		International Flavors & Fragrances, Inc.	3,157
130		Monsanto Co.	12,867
100		PPG Industries, Inc.	5,832
40		Praxair, Inc.	2,870
80		Rohm & Haas Co.	5,600
60		Sigma-Aldrich Corp.	3,145
			61,566
		Coal: 0.0%
70		Massey Energy Co.	2,497
90		Peabody Energy Corp.	4,050
			6,547
		Commercial Services: 0.2%
70	@	Apollo Group, Inc. - Class A	4,151
50		Automatic Data Processing, Inc.	2,138
150		H&R Block, Inc.	3,413
30		Mastercard, Inc.	5,320
100		McKesson Corp.	5,381
40		Moody’s Corp.	1,360
150		Robert Half International, Inc.	3,713
150		RR Donnelley & Sons Co.	3,680
210		Western Union Co.	5,181
			34,337
		Computers: 0.7%
100	@	Affiliated Computer Services, Inc.	5,063
210	@	Apple, Inc.	23,869
70	@	Computer Sciences Corp.	2,813
590	@	Dell, Inc.	9,723
520	@	EMC Corp.	6,219
680		Hewlett-Packard Co.	31,443
380		International Business Machines Corp.	44,445
70	@	Lexmark International, Inc.	2,280
150	@	NetApp, Inc.	2,735
295	@	Sun Microsystems, Inc.	2,242
130	@	Teradata Corp.	2,535
			133,367
		Cosmetics/Personal Care: 0.3%
150		Avon Products, Inc.	6,236
60		Colgate-Palmolive Co.	4,521
70		Estee Lauder Cos., Inc.	3,494
792		Procter & Gamble Co.	55,194
			69,445
		Diversified Financial Services: 0.6%
190		American Express Co.	6,732
90		Ameriprise Financial, Inc.	3,438
230		Charles Schwab Corp.	5,980
1,140		Citigroup, Inc.	23,381
40		CME Group, Inc.	14,860
205		Discover Financial Services	2,833
80		Goldman Sachs Group, Inc.	10,240
40	@	IntercontinentalExchange, Inc.	3,227
210		Invesco Ltd.	4,406
150		Janus Capital Group, Inc.	3,642
750		JPMorgan Chase & Co.	35,025
250		Merrill Lynch & Co., Inc.	6,325
230		Morgan Stanley	5,290
70		NYSE Euronext	2,743
130	@	SLM Corp.	1,604
			129,726
		Electric: 0.4%
240	@	AES Corp.	2,806
220		American Electric Power Co., Inc.	8,147
230		Dominion Resources, Inc.	9,839
230		DTE Energy Co.	9,228
270		Duke Energy Corp.	4,706
250		Edison International	9,975
50		Entergy Corp.	4,451
50		Exelon Corp.	3,131
60		FPL Group, Inc.	3,018
250		Pepco Holdings, Inc.	5,728
80		PG&E Corp.	2,996
210		Public Service Enterprise Group, Inc.	6,886
80		Southern Co.	3,015
150		Xcel Energy, Inc.	2,999
			76,925
		Electrical Components & Equipment: 0.0%
130		Emerson Electric Co.	5,303
150		Molex, Inc.	3,368
			8,671

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.1%
60	@	Agilent Technologies, Inc.	$1,780
50		Amphenol Corp.	2,007
50		Applied Biosystems, Inc.	1,713
150		Jabil Circuit, Inc.	1,431
120		PerkinElmer, Inc.	2,996
100	@	Thermo Electron Corp.	5,500
130		Tyco Electronics Ltd.	3,596
80	@	Waters Corp.	4,654
			23,677
		Engineering & Construction: 0.0%
90		Fluor Corp.	5,013
60	@	Jacobs Engineering Group, Inc.	3,259
			8,272
		Environmental Control: 0.0%
150	@	Allied Waste Industries, Inc.	1,667
50		Waste Management, Inc.	1,575
			3,242
		Food: 0.2%
70		General Mills, Inc.	4,810
50		HJ Heinz Co.	2,499
80		Kellogg Co.	4,488
234		Kraft Foods, Inc.	7,664
150		Kroger Co.	4,122
110		Safeway, Inc.	2,609
450		Sara Lee Corp.	5,684
150		Supervalu, Inc.	3,255
60		Sysco Corp.	1,850
150		Whole Foods Market, Inc.	3,005
80		WM Wrigley Jr. Co.	6,352
			46,338
		Forest Products & Paper: 0.0%
150		International Paper Co.	3,927
			3,927
		Gas: 0.0%
110		Centerpoint Energy, Inc.	1,603
50		Sempra Energy	2,524
			4,127
		Hand/Machine Tools: 0.1%
60		Black & Decker Corp.	3,645
60		Snap-On, Inc.	3,160
120		Stanley Works	5,009
			11,814
		Healthcare - Products: 0.5%
130		Baxter International, Inc.	8,532
70		Becton Dickinson & Co.	5,618
230	@	Boston Scientific Corp.	2,822
60		Covidien Ltd.	3,226
20	@	Intuitive Surgical, Inc.	4,820
550		Johnson & Johnson	38,104
290		Medtronic, Inc.	14,529
160	@	St. Jude Medical, Inc.	6,958
50		Stryker Corp.	3,115
50	@	Varian Medical Systems, Inc.	2,857
60	@	Zimmer Holdings, Inc.	3,874
			94,455
		Healthcare - Services: 0.2%
140		Aetna, Inc.	5,055
60		Cigna Corp.	2,039
70	@	DaVita, Inc.	3,991
80	@	Humana, Inc.	3,296
90	@	Laboratory Corp. of America Holdings	6,255
80		Quest Diagnostics	4,134
250		UnitedHealth Group, Inc.	6,348
160	@	WellPoint, Inc.	7,483
			38,601
		Home Builders: 0.0%
240		Lennar Corp.	3,646
210		Pulte Homes, Inc.	2,934
			6,580
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	2,224
80		Clorox Co.	5,015
150		Kimberly-Clark Corp.	9,726
			16,965
		Insurance: 0.5%
260		Aflac, Inc.	15,275
160		Allstate Corp.	7,379
500		American International Group, Inc.	1,665
80		AON Corp.	3,597
80		Assurant, Inc.	4,400
150		Chubb Corp.	8,235
170		Cincinnati Financial Corp.	4,835
150		Genworth Financial, Inc.	1,292

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
50		Hartford Financial Services Group, Inc.	$2,050
80		Lincoln National Corp.	3,425
42		Loews Corp.	1,659
60		Marsh & McLennan Cos., Inc.	1,906
240		Metlife, Inc.	13,440
230		Progressive Corp.	4,002
150		Prudential Financial, Inc.	10,800
150		Torchmark Corp.	8,970
200		Travelers Cos., Inc.	9,040
190		UnumProvident Corp.	4,769
150		XL Capital Ltd.	2,691
			109,430
		Internet: 0.3%
100	@	Akamai Technologies, Inc.	1,744
80	@	Amazon.com, Inc.	5,821
270	@	eBay, Inc.	6,043
150	@	Expedia, Inc.	2,267
60	@	Google, Inc. - Class A	24,031
281	@	Symantec Corp.	5,502
300	@	Yahoo!, Inc.	5,190
			50,598
		Iron/Steel: 0.0%
40		AK Steel Holding Corp.	1,037
50		Allegheny Technologies, Inc.	1,478
80		Nucor Corp.	3,160
40		United States Steel Corp.	3,104
			8,779
		Machinery - Construction & Mining: 0.1%
190		Caterpillar, Inc.	11,324
50	@	Terex Corp.	1,526
			12,850
		Machinery - Diversified: 0.0%
50		Cummins, Inc.	2,186
90		Deere & Co.	4,455
120		Manitowoc Co., Inc.	1,866
			8,507
		Media: 0.3%
560		Comcast Corp. – Class A	10,993
210	@	DIRECTV Group, Inc.	5,496
640		News Corp. - Class A	7,674
790		Time Warner, Inc.	10,357
120	@	Viacom - Class B	2,981
460		Walt Disney Co.	14,117
			51,618
		Metal Fabricate/Hardware: 0.0%
50		Precision Castparts Corp.	3,939
			3,939
		Mining: 0.1%
120		Alcoa, Inc.	2,710
57		Freeport-McMoRan Copper & Gold, Inc.	3,240
100		Newmont Mining Corp.	3,876
			9,826
		Miscellaneous Manufacturing: 0.6%
150		3M Co.	10,247
70		Cooper Industries Ltd.	2,797
150		Dover Corp.	6,083
80		Eaton Corp.	4,494
2,490		General Electric Co.	63,495
270		Honeywell International, Inc.	11,219
160		Illinois Tool Works, Inc.	7,112
40		Ingersoll-Rand Co.	1,247
50		ITT Corp.	2,781
240		Leggett & Platt, Inc.	5,230
60		Parker Hannifin Corp.	3,180
80		Textron, Inc.	2,342
50		Tyco International Ltd.	1,751
			121,978
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	6,652
260		Xerox Corp.	2,998
			9,650
		Oil & Gas: 1.5%
160		Anadarko Petroleum Corp.	7,762
60		Apache Corp.	6,257
100		Chesapeake Energy Corp.	3,586
627		Chevron Corp.	51,715
453		ConocoPhillips	33,182
170		Devon Energy Corp.	15,504
50		ENSCO International, Inc.	2,882
70		EOG Resources, Inc.	6,262
1,400		ExxonMobil Corp.	108,724
80		Hess Corp.	6,566

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
60		Marathon Oil Corp.	$2,392
70		Murphy Oil Corp.	4,490
130	@	Nabors Industries Ltd.	3,240
50		Noble Corp.	2,195
100		Noble Energy, Inc.	5,559
270		Occidental Petroleum Corp.	19,022
50		Questar Corp.	2,046
90	@	Southwestern Energy Co.	2,749
50		Sunoco, Inc.	1,779
79	@	Transocean, Inc.	8,677
90		Valero Energy Corp.	2,727
82		XTO Energy, Inc.	3,815
			301,131
		Oil & Gas Services: 0.3%
130		Baker Hughes, Inc.	7,870
130		BJ Services Co.	2,487
70	@	Cameron International Corp.	2,698
150		Halliburton Co.	4,859
150	@	National Oilwell Varco, Inc.	7,535
240		Schlumberger Ltd.	18,742
50		Smith International, Inc.	2,932
100	@	Weatherford International Ltd.	2,514
			49,637
		Packaging & Containers: 0.0%
70		Ball Corp.	2,764
			2,764
		Pharmaceuticals: 0.7%
280		Abbott Laboratories	16,122
70		Allergan, Inc.	3,605
70		AmerisourceBergen Corp.	2,636
470		Bristol-Myers Squibb Co.	9,800
70		Cardinal Health, Inc.	3,450
270		Eli Lilly & Co.	11,888
100	@	Express Scripts, Inc.	7,382
150	@	Forest Laboratories, Inc.	4,242
163	@	King Pharmaceuticals, Inc.	1,562
50	@	Medco Health Solutions, Inc.	2,250
580		Merck & Co., Inc.	18,305
1,570		Pfizer, Inc.	28,951
470		Schering-Plough Corp.	8,681
150	@	Watson Pharmaceuticals, Inc.	4,275
440		Wyeth	16,254
			139,403
		Pipelines: 0.1%
350		El Paso Corp.	4,466
200		Spectra Energy Corp.	4,760
200		Williams Cos., Inc.	4,730
			13,956
		Retail: 0.8%
50		Abercrombie & Fitch Co.	1,973
70	@	Autozone, Inc.	8,634
160		Best Buy Co., Inc.	6,000
80	@	Big Lots, Inc.	2,226
50		Costco Wholesale Corp.	3,247
363		CVS Caremark Corp.	12,219
110		Darden Restaurants, Inc.	3,149
170		Family Dollar Stores, Inc.	4,029
110	@	GameStop Corp.	3,763
230		Gap, Inc.	4,089
230		Home Depot, Inc.	5,955
50		JC Penney Co., Inc.	1,667
250		Limited Brands, Inc.	4,330
230		Lowe’s Cos., Inc.	5,449
150		Macy’s, Inc.	2,697
380		McDonald’s Corp.	23,446
150		RadioShack Corp.	2,592
210		Staples, Inc.	4,725
120	@	Starbucks Corp.	1,784
180		Target Corp.	8,829
70		Tiffany & Co.	2,486
250		TJX Cos., Inc.	7,630
160		Walgreen Co.	4,954
680		Wal-Mart Stores, Inc.	40,725
60		Yum! Brands, Inc.	1,957
			168,555
		Savings & Loans: 0.1%
480		Hudson City Bancorp., Inc.	8,856
			8,856
		Semiconductors: 0.4%
150		Altera Corp.	3,102
150		Analog Devices, Inc.	3,953
290		Applied Materials, Inc.	4,388

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
150	@	Broadcom Corp.	$2,795
1,450		Intel Corp.	27,159
40		KLA-Tencor Corp.	1,266
150		Linear Technology Corp.	4,599
400	@	LSI Logic Corp.	2,144
80	@	MEMC Electronic Materials, Inc.	2,261
170		National Semiconductor Corp.	2,926
225	@	Nvidia Corp.	2,410
150	@	QLogic Corp.	2,304
450		Texas Instruments, Inc.	9,675
130		Xilinx, Inc.	3,049
			72,031
		Software: 0.5%
90	@	Adobe Systems, Inc.	3,552
70	@	Autodesk, Inc.	2,349
110	@	BMC Software, Inc.	3,149
200		CA, Inc.	3,992
130	@	Compuware Corp.	1,260
60	@	Electronic Arts, Inc.	2,219
140		Fidelity National Information Services, Inc.	2,584
50	@	Fiserv, Inc.	2,366
200		IMS Health, Inc.	3,782
2,070		Microsoft Corp.	55,248
1,070	@	Oracle Corp.	21,732
			102,233
		Telecommunications: 0.7%
1,406		AT&T, Inc.	39,256
70		CenturyTel, Inc.	2,566
150	@	Ciena Corp.	1,512
1,530	@	Cisco Systems, Inc.	34,517
470		Corning, Inc.	7,351
87		Embarq Corp.	3,528
300	@	JDS Uniphase Corp.	2,538
150	@	Juniper Networks, Inc.	3,161
290		Motorola, Inc.	2,071
360		Qualcomm, Inc.	15,469
1,150		Qwest Communications International, Inc.	3,715
643		Sprint Nextel Corp.	3,922
700		Verizon Communications, Inc.	22,463
500		Windstream Corp.	5,470
			147,539
		Toys/Games/Hobbies: 0.0%
150		Hasbro, Inc.	5,208
			5,208
		Transportation: 0.2%
40		Burlington Northern Santa Fe Corp.	3,697
50		CSX Corp.	2,729
100		Expeditors International Washington, Inc.	3,484
40		FedEx Corp.	3,162
80		Norfolk Southern Corp.	5,297
70		Ryder System, Inc.	4,340
70		Union Pacific Corp.	4,981
170		United Parcel Service, Inc. - Class B	10,691
			38,381
		Total Common Stock
		(Cost $2,849,942)	2,657,157
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
50		Equity Residential	2,221
			2,221
		Diversified: 0.1%
120		Vornado Realty Trust	10,914
			10,914
		Health Care: 0.0%
100		HCP, Inc.	4,013
			4,013
		Hotels: 0.0%
300		Host Hotels & Resorts, Inc.	3,987
			3,987
		Regional Malls: 0.1%
150		General Growth Properties, Inc.	2,265
50		Simon Property Group, Inc.	4,850
			7,115
		Storage: 0.0%
70		Public Storage, Inc.	6,931
			6,931
		Warehouse/Industrial: 0.0%
100		Prologis	4,127
			4,127
		Total Real Estate Investment Trusts
		(Cost $41,761)	39,308

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.3%
		Federal Home Loan Mortgage Corporation##: 12.6%
$2,831,000	^, Z	3.160%, due 03/15/12		$2,548,622
				2,548,622
		Other U.S. Agency Obligations: 41.7%
4,118,000	Z	Financing Corp., 3.150%, due 03/26/12		3,705,002
5,200,000	Z	Resolution Funding STRIP, Discount Note, due 04/15/12		4,737,165
				8,442,167
		Total U.S. Government Agency Obligations
		(Cost $10,905,341)		10,990,789
U.S. TREASURY OBLIGATIONS: 31.5%
		U.S. Treasury STRIP: 31.5%
7,127,000	^	2.830%, due 08/15/12		6,391,649
		Total U.S. Treasury Obligations
		(Cost $6,390,405)		6,391,649
		Total Long-Term Investments
		(Cost $20,187,449)		20,078,903

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 0.5%
100,000		ING Institutional Prime Money Market Fund - Class I		$100,000
		Total Mutual Fund
		(Cost $100,000)		100,000

Principal Amount				Value

		Repurchase Agreement: 0.6%
$123,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $123,003 to be received upon repurchase (Collateralized by $119,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $125,836, due 10/15/14)		$123,000
		Total Repurchase Agreement
		(Cost $123,000)		123,000
		Total Short-Term Investments
		(Cost $223,000)		223,000
		Total Investments in Securities
		(Cost $20,410,449)*	100.2%	$20,301,903
		Other Assets and Liabilities - Net	(0.2)	(40,741)
		Net Assets	100.0%	$20,261,162

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $21,187,235.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$95,858
		Gross Unrealized Depreciation		(981,190)
		Net Unrealized Depreciation		$(885,332)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$2,796,465	$—
Level 2 - Other Significant Observable Inputs	17,505,438	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$20,301,903	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 9.8%
		Advertising: 0.0%
150	@	Interpublic Group of Cos., Inc.	$1,163
20		Omnicom Group	771
			1,934
		Aerospace/Defense: 0.2%
150		Boeing Co.	8,603
20		General Dynamics Corp.	1,472
50		Goodrich Corp.	2,080
10		L-3 Communications Holdings, Inc.	983
30		Lockheed Martin Corp.	3,290
50		Northrop Grumman Corp.	3,027
50		Raytheon Co.	2,676
140		United Technologies Corp.	8,408
			30,539
		Agriculture: 0.2%
280		Altria Group, Inc.	5,555
150		Archer-Daniels-Midland Co.	3,287
280		Philip Morris International, Inc.	13,468
30		Reynolds American, Inc.	1,459
			23,769
		Airlines: 0.0%
100		Southwest Airlines Co.	1,451
			1,451
		Apparel: 0.1%
50	@	Coach, Inc.	1,252
40		Nike, Inc.	2,676
50		VF Corp.	3,866
			7,794
		Auto Manufacturers: 0.0%
147	@	Ford Motor Co.	764
50		General Motors Corp.	473
			1,237
		Auto Parts & Equipment: 0.0%
50	@	Goodyear Tire & Rubber Co.	766
110		Johnson Controls, Inc.	3,336
			4,102
		Banks: 0.6%
653		Bank of America Corp.	22,855
250		Bank of New York Mellon Corp.	8,145
250		BB&T Corp.	9,450
32		Capital One Financial Corp.	1,632
50		Fifth Third Bancorp.	595
150		Huntington Bancshares, Inc.	1,199
50		M&T Bank Corp.	4,463
50		Northern Trust Corp.	3,610
50		PNC Financial Services Group, Inc.	3,735
219		Regions Financial Corp.	2,102
40		State Street Corp.	2,275
50		SunTrust Bank	2,250
250		US Bancorp.	9,005
221		Wachovia Corp.	774
360		Wells Fargo & Co.	13,511
100		Zions Bancorp.	3,870
			89,471
		Beverages: 0.3%
130		Anheuser-Busch Cos., Inc.	8,434
360		Coca-Cola Co.	19,037
50		Coca-Cola Enterprises, Inc.	839
50	@	Constellation Brands, Inc.	1,073
50		Molson Coors Brewing Co.	2,338
90		Pepsi Bottling Group, Inc.	2,625
220		PepsiCo, Inc.	15,679
			50,025
		Biotechnology: 0.1%
150	@	Amgen, Inc.	8,891
30	@	Biogen Idec, Inc.	1,509
50	@	Celgene Corp.	3,164
10	@	Genzyme Corp.	809
120	@	Gilead Sciences, Inc.	5,470
			19,843
		Chemicals: 0.2%
50		Air Products & Chemicals, Inc.	3,425
30		CF Industries Holdings, Inc.	2,744
140		Dow Chemical Co.	4,449
150		EI Du Pont de Nemours & Co.	6,045

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
50		International Flavors & Fragrances, Inc.	$1,973
20		Monsanto Co.	1,980
50		PPG Industries, Inc.	2,916
50		Rohm & Haas Co.	3,500
50		Sigma-Aldrich Corp.	2,621
			29,653
		Coal: 0.0%
50		Massey Energy Co.	1,784
50		Peabody Energy Corp.	2,250
			4,034
		Commercial Services: 0.2%
50	@	Apollo Group, Inc. - Class A	2,965
50		Automatic Data Processing, Inc.	2,138
100		H&R Block, Inc.	2,275
40		Mastercard, Inc.	7,093
40		McKesson Corp.	2,152
20		Moody’s Corp.	680
50		Robert Half International, Inc.	1,238
50		RR Donnelley & Sons Co.	1,227
90		Western Union Co.	2,220
			21,988
		Computers: 0.5%
50	@	Affiliated Computer Services, Inc.	2,532
100	@	Apple, Inc.	11,366
10	@	Computer Sciences Corp.	402
290	@	Dell, Inc.	4,779
360	@	EMC Corp.	4,306
460		Hewlett-Packard Co.	21,270
260		International Business Machines Corp.	30,410
30	@	Lexmark International, Inc.	977
50	@	NetApp, Inc.	912
150	@	Sun Microsystems, Inc.	1,140
50	@	Teradata Corp.	975
			79,069
		Cosmetics/Personal Care: 0.3%
50		Avon Products, Inc.	2,079
40		Colgate-Palmolive Co.	3,014
514		Procter & Gamble Co.	35,821
			40,914
		Diversified Financial Services: 0.5%
130		American Express Co.	4,606
16		Ameriprise Financial, Inc.	611
150		Charles Schwab Corp.	3,900
620		Citigroup, Inc.	12,716
20		CME Group, Inc.	7,430
125		Discover Financial Services	1,728
50		Goldman Sachs Group, Inc.	6,400
110		Invesco Ltd.	2,308
50		Janus Capital Group, Inc.	1,214
387		JPMorgan Chase & Co.	18,073
110		Merrill Lynch & Co., Inc.	2,783
150		Morgan Stanley	3,450
30		NYSE Euronext	1,175
40	@	SLM Corp.	494
			66,888
		Electric: 0.3%
150	@	AES Corp.	1,754
150		American Electric Power Co., Inc.	5,555
150		Dominion Resources, Inc.	6,417
100		DTE Energy Co.	4,012
150		Duke Energy Corp.	2,615
150		Edison International	5,985
50		Entergy Corp.	4,451
50		Exelon Corp.	3,131
50		FPL Group, Inc.	2,515
150		Pepco Holdings, Inc.	3,437
50		PG&E Corp.	1,873
130		Public Service Enterprise Group, Inc.	4,263
50		Southern Co.	1,885
50		Xcel Energy, Inc.	1,000
			48,893
		Electrical Components & Equipment: 0.0%
130		Emerson Electric Co.	5,303
50		Molex, Inc.	1,123
			6,426
		Electronics: 0.1%
20	@	Agilent Technologies, Inc.	593
30		Amphenol Corp.	1,204
50		Applied Biosystems, Inc.	1,713
100		Jabil Circuit, Inc.	954
50		PerkinElmer, Inc.	1,249
110	@	Thermo Electron Corp.	6,050

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
100		Tyco Electronics Ltd.	$2,766
10	@	Waters Corp.	582
			15,111
		Engineering & Construction: 0.0%
50		Fluor Corp.	2,785
			2,785
		Environmental Control: 0.0%
50	@	Allied Waste Industries, Inc.	556
50		Waste Management, Inc.	1,575
			2,131
		Food: 0.2%
30		General Mills, Inc.	2,062
30		HJ Heinz Co.	1,499
50		Kellogg Co.	2,805
150		Kraft Foods, Inc.	4,913
30		Kroger Co.	824
50		Safeway, Inc.	1,186
250		Sara Lee Corp.	3,158
50		Supervalu, Inc.	1,085
50		Sysco Corp.	1,542
50		Whole Foods Market, Inc.	1,002
50		WM Wrigley Jr. Co.	3,970
			24,046
		Forest Products & Paper: 0.0%
50		International Paper Co.	1,309
			1,309
		Gas: 0.0%
100		Centerpoint Energy, Inc.	1,457
50		Sempra Energy	2,524
			3,981
		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	608
50		Snap-On, Inc.	2,633
40		Stanley Works	1,670
			4,911
		Healthcare - Products: 0.4%
90		Baxter International, Inc.	5,907
50		Becton Dickinson & Co.	4,013
250	@	Boston Scientific Corp.	3,068
50		Covidien Ltd.	2,688
360		Johnson & Johnson	24,941
150		Medtronic, Inc.	7,515
50	@	St. Jude Medical, Inc.	2,175
50	@	Varian Medical Systems, Inc.	2,857
			53,164
		Healthcare - Services: 0.1%
110		Aetna, Inc.	3,972
50		Cigna Corp.	1,699
30	@	Humana, Inc.	1,236
50	@	Laboratory Corp. of America Holdings	3,475
50		Quest Diagnostics	2,584
130		UnitedHealth Group, Inc.	3,301
50	@	WellPoint, Inc.	2,339
			18,606
		Home Builders: 0.0%
100		Lennar Corp.	1,519
100		Pulte Homes, Inc.	1,397
			2,916
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	2,224
50		Clorox Co.	3,135
30		Kimberly-Clark Corp.	1,945
			7,304
		Insurance: 0.3%
120		Aflac, Inc.	7,050
40		Allstate Corp.	1,845
360		American International Group, Inc.	1,199
20		AON Corp.	899
50		Assurant, Inc.	2,750
40		Chubb Corp.	2,196
100		Cincinnati Financial Corp.	2,844
100		Genworth Financial, Inc.	861
20		Hartford Financial Services Group, Inc.	820
50		Lincoln National Corp.	2,141
19		Loews Corp.	750
50		Marsh & McLennan Cos., Inc.	1,588
140		Metlife, Inc.	7,840
220		Progressive Corp.	3,828
30		Prudential Financial, Inc.	2,160
30		Torchmark Corp.	1,794
110		Travelers Cos., Inc.	4,972
100		UnumProvident Corp.	2,510
50		XL Capital Ltd.	897
			48,944

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 0.2%
50	@	Akamai Technologies, Inc.	$872
50	@	Amazon.com, Inc.	3,638
120	@	eBay, Inc.	2,686
50	@	Expedia, Inc.	756
50	@	Google, Inc. - Class A	20,026
120	@	Symantec Corp.	2,350
150	@	Yahoo!, Inc.	2,595
			32,923
		Iron/Steel: 0.1%
50		AK Steel Holding Corp.	1,296
110		Nucor Corp.	4,345
40		United States Steel Corp.	3,104
			8,745
		Machinery - Construction & Mining: 0.1%
150		Caterpillar, Inc.	8,940
50	@	Terex Corp.	1,526
			10,466
		Machinery - Diversified: 0.0%
10		Cummins, Inc.	437
50		Deere & Co.	2,475
50		Manitowoc Co., Inc.	778
			3,690
		Media: 0.2%
350		Comcast Corp. – Class A	6,871
150	@	DIRECTV Group, Inc.	3,926
350		News Corp. - Class A	4,197
450		Time Warner, Inc.	5,900
50	@	Viacom - Class B	1,242
270		Walt Disney Co.	8,286
			30,422
		Metal Fabricate/Hardware: 0.0%
50		Precision Castparts Corp.	3,939
			3,939
		Mining: 0.0%
50		Alcoa, Inc.	1,129
21		Freeport-McMoRan Copper & Gold, Inc.	1,194
50		Newmont Mining Corp.	1,938
			4,261
		Miscellaneous Manufacturing: 0.4%
90		3M Co.	6,148
50		Cooper Industries Ltd.	1,998
50		Dover Corp.	2,028
40		Eaton Corp.	2,247
1,410		General Electric Co.	35,955
150		Honeywell International, Inc.	6,233
50		Illinois Tool Works, Inc.	2,223
50		Ingersoll-Rand Co.	1,559
100		Leggett & Platt, Inc.	2,179
20		Parker Hannifin Corp.	1,060
50		Textron, Inc.	1,464
50		Tyco International Ltd.	1,751
			64,845
		Office/Business Equipment: 0.0%
150		Pitney Bowes, Inc.	4,989
100		Xerox Corp.	1,153
			6,142
		Oil & Gas: 1.1%
30		Anadarko Petroleum Corp.	1,455
50		Apache Corp.	5,214
50		Chesapeake Energy Corp.	1,793
380		Chevron Corp.	31,342
209		ConocoPhillips	15,309
20		Devon Energy Corp.	1,824
50		ENSCO International, Inc.	2,882
50		EOG Resources, Inc.	4,473
780		ExxonMobil Corp.	60,575
50		Hess Corp.	4,104
40		Marathon Oil Corp.	1,595
50		Murphy Oil Corp.	3,207
50	@	Nabors Industries Ltd.	1,246
50		Noble Corp.	2,195
110		Noble Energy, Inc.	6,115
120		Occidental Petroleum Corp.	8,454
50		Questar Corp.	2,046
50	@	Southwestern Energy Co.	1,527
50		Sunoco, Inc.	1,779
44	@	Transocean, Inc.	4,833
30		Valero Energy Corp.	909
25		XTO Energy, Inc.	1,163
			164,040

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 0.2%
50		Baker Hughes, Inc.	$3,027
50		BJ Services Co.	957
130		Halliburton Co.	4,211
50	@	National Oilwell Varco, Inc.	2,512
150		Schlumberger Ltd.	11,714
50		Smith International, Inc.	2,932
50	@	Weatherford International Ltd.	1,257
			26,610
		Packaging & Containers: 0.0%
30		Ball Corp.	1,185
			1,185
		Pharmaceuticals: 0.5%
150		Abbott Laboratories	8,637
50		Allergan, Inc.	2,575
50		AmerisourceBergen Corp.	1,883
250		Bristol-Myers Squibb Co.	5,213
150		Eli Lilly & Co.	6,605
20	@	Express Scripts, Inc.	1,476
50	@	Forest Laboratories, Inc.	1,414
108	@	King Pharmaceuticals, Inc.	1,035
50	@	Medco Health Solutions, Inc.	2,250
280		Merck & Co., Inc.	8,837
890		Pfizer, Inc.	16,412
250		Schering-Plough Corp.	4,618
50	@	Watson Pharmaceuticals, Inc.	1,425
290		Wyeth	10,713
			73,093
		Pipelines: 0.1%
100		El Paso Corp.	1,276
150		Spectra Energy Corp.	3,570
150		Williams Cos., Inc.	3,548
			8,394
		Retail: 0.6%
30	@	Autozone, Inc.	3,700
20		Best Buy Co., Inc.	750
50	@	Big Lots, Inc.	1,392
20		Costco Wholesale Corp.	1,299
285		CVS Caremark Corp.	9,593
30		Darden Restaurants, Inc.	859
90		Family Dollar Stores, Inc.	2,133
50	@	GameStop Corp.	1,711
150		Gap, Inc.	2,667
150		Home Depot, Inc.	3,884
50		JC Penney Co., Inc.	1,667
100		Limited Brands, Inc.	1,732
210		Lowe’s Cos., Inc.	4,975
50		Macy’s, Inc.	899
220		McDonald’s Corp.	13,574
50		RadioShack Corp.	864
110		Staples, Inc.	2,475
130		Target Corp.	6,377
50		Tiffany & Co.	1,776
110		TJX Cos., Inc.	3,357
50		Walgreen Co.	1,548
390		Wal-Mart Stores, Inc.	23,357
50		Yum! Brands, Inc.	1,631
			92,220
		Savings & Loans: 0.0%
250		Hudson City Bancorp., Inc.	4,613
			4,613
		Semiconductors: 0.3%
50		Altera Corp.	1,034
50		Analog Devices, Inc.	1,318
150		Applied Materials, Inc.	2,270
50	@	Broadcom Corp.	932
900		Intel Corp.	16,857
50		KLA-Tencor Corp.	1,583
50		Linear Technology Corp.	1,533
150	@	LSI Logic Corp.	804
50	@	MEMC Electronic Materials, Inc.	1,413
120		National Semiconductor Corp.	2,065
110	@	Nvidia Corp.	1,178
50	@	QLogic Corp.	768
250		Texas Instruments, Inc.	5,375
50		Xilinx, Inc.	1,173
			38,303
		Software: 0.5%
110	@	Adobe Systems, Inc.	4,342
110	@	Autodesk, Inc.	3,691
110	@	BMC Software, Inc.	3,149

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
90		CA, Inc.	$1,796
50	@	Compuware Corp.	485
50	@	Electronic Arts, Inc.	1,850
100		Fidelity National Information Services, Inc.	1,846
50	@	Fiserv, Inc.	2,366
150		IMS Health, Inc.	2,837
1,240		Microsoft Corp.	33,096
620	@	Oracle Corp.	12,592
			68,050
		Telecommunications: 0.6%
843		AT&T, Inc.	23,537
20		CenturyTel, Inc.	733
50	@	Ciena Corp.	504
900	@	Cisco Systems, Inc.	20,304
270		Corning, Inc.	4,223
42		Embarq Corp.	1,703
50	@	JDS Uniphase Corp.	423
50	@	Juniper Networks, Inc.	1,054
100		Motorola, Inc.	714
250		Qualcomm, Inc.	10,743
450		Qwest Communications International, Inc.	1,454
290		Sprint Nextel Corp.	1,769
490		Verizon Communications, Inc.	15,724
250		Windstream Corp.	2,735
			85,620
		Toys/Games/Hobbies: 0.0%
50		Hasbro, Inc.	1,736
			1,736
		Transportation: 0.2%
50		Burlington Northern Santa Fe Corp.	4,622
20		CSX Corp.	1,091
50		Expeditors International Washington, Inc.	1,742
20		FedEx Corp.	1,581
30		Norfolk Southern Corp.	1,986
50		Ryder System, Inc.	3,100
20		Union Pacific Corp.	1,423
100		United Parcel Service, Inc. - Class B	6,289
			21,834
		Total Common Stock
		(Cost $1,564,247)	1,464,369
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
50		Equity Residential	2,221
			2,221
		Diversified: 0.0%
50		Vornado Realty Trust	4,548
			4,548
		Health Care: 0.0%
50		HCP, Inc.	2,007
			2,007
		Hotels: 0.0%
150		Host Hotels & Resorts, Inc.	1,994
			1,994
		Regional Malls: 0.1%
50		General Growth Properties, Inc.	755
50		Simon Property Group, Inc.	4,850
			5,605
		Storage: 0.0%
50		Public Storage, Inc.	4,951
			4,951
		Warehouse/Industrial: 0.0%
50		Prologis	2,064
			2,064
		Total Real Estate Investment Trusts
		(Cost $24,609)	23,390

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.9%
		Federal Home Loan Mortgage Corporation##: 23.6%
$4,000,000	Z	3.400%, due 09/15/12	$3,519,344
			3,519,344
		Federal National Mortgage Association##: 23.6%
3,950,000	^, Z	3.290%, due 07/15/12	3,506,162
			3,506,162
		Other U.S. Agency Obligations: 17.7%
3,000,000	Z	Financing Corp., 3.410%, due 10/06/12	2,633,736
			2,633,736
		Total U.S. Government Agency Obligations
		(Cost $9,701,642)	9,659,242

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 24.1%
		U.S. Treasury STRIP: 24.1%
$3,998,000	^	2.830%, due 08/15/12	$3,585,468
		Total U.S. Treasury Obligations
		(Cost $3,586,414)	3,585,468
		Total Long-Term Investments
		(Cost $14,876,912)	14,732,469

Shares				Value
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 0.5%
75,000		ING Institutional Prime Money Market Fund - Class I		$75,000
		Total Mutual Fund
		(Cost $75,000)		75,000

Principal Amount				Value
		Repurchase Agreement: 0.8%
$118,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $118,003 to be received upon repurchase (Collateralized by $114,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $120,549, due 10/15/14)		$118,000
		Total Repurchase Agreement
		(Cost $118,000)		118,000
		Total Short-Term Investments
		(Cost $193,000)		193,000
		Total Investments in Securities
		(Cost $15,069,912)*	100.2%	$14,925,469
		Other Assets and Liabilities - Net	(0.2)	(35,233)
		Net Assets	100.0%	$14,890,236

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $15,492,545.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,260
		Gross Unrealized Depreciation		(571,336)
		Net Unrealized Depreciation		$(567,076)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,562,759	$—
Level 2 - Other Significant Observable Inputs	13,362,710	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$14,925,469	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 9.3%
		Advertising: 0.0%
180	@	Interpublic Group of Cos., Inc.	$1,395
20		Omnicom Group	771
			2,166
		Aerospace/Defense: 0.2%
150		Boeing Co.	8,603
60		General Dynamics Corp.	4,417
50		Goodrich Corp.	2,080
20		L-3 Communications Holdings, Inc.	1,966
20		Lockheed Martin Corp.	2,193
20		Northrop Grumman Corp.	1,211
50		Raytheon Co.	2,676
150		United Technologies Corp.	9,009
			32,155
		Agriculture: 0.2%
220		Altria Group, Inc.	4,365
110		Archer-Daniels-Midland Co.	2,410
30		Lorillard, Inc.	2,135
220		Philip Morris International, Inc.	10,582
60		Reynolds American, Inc.	2,917
			22,409
		Airlines: 0.0%
150		Southwest Airlines Co.	2,177
			2,177
		Apparel: 0.1%
40	@	Coach, Inc.	1,002
40		Nike, Inc.	2,676
20		Polo Ralph Lauren Corp.	1,333
40		VF Corp.	3,092
			8,103
		Auto Manufacturers: 0.0%
219	@	Ford Motor Co.	1,139
30		General Motors Corp.	284
			1,423
		Auto Parts & Equipment: 0.0%
20	@	Goodyear Tire & Rubber Co.	306
150		Johnson Controls, Inc.	4,550
			4,856
		Banks: 0.5%
437		Bank of America Corp.	15,295
180		Bank of New York Mellon Corp.	5,864
180		BB&T Corp.	6,804
33		Capital One Financial Corp.	1,683
30		Fifth Third Bancorp.	357
150		Huntington Bancshares, Inc.	1,199
50		M&T Bank Corp.	4,463
20		Northern Trust Corp.	1,444
30		PNC Financial Services Group, Inc.	2,241
180		Regions Financial Corp.	1,728
40		State Street Corp.	2,275
40		SunTrust Bank	1,800
70		US Bancorp.	2,521
219		Wachovia Corp.	767
300		Wells Fargo & Co.	11,259
20		Zions Bancorp.	774
			60,474
		Beverages: 0.3%
80		Anheuser-Busch Cos., Inc.	5,190
280		Coca-Cola Co.	14,806
60		Coca-Cola Enterprises, Inc.	1,006
40	@	Constellation Brands, Inc.	858
50		Molson Coors Brewing Co.	2,338
150		Pepsi Bottling Group, Inc.	4,376
110		PepsiCo, Inc.	7,840
			36,414
		Biotechnology: 0.2%
110	@	Amgen, Inc.	6,520
60	@	Biogen Idec, Inc.	3,017
30	@	Celgene Corp.	1,898
20	@	Genzyme Corp.	1,618
150	@	Gilead Sciences, Inc.	6,837
			19,890
		Chemicals: 0.2%
60		Air Products & Chemicals, Inc.	4,109
30		CF Industries Holdings, Inc.	2,744

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
70		Dow Chemical Co.	$2,225
110		EI Du Pont de Nemours & Co.	4,433
40		International Flavors & Fragrances, Inc.	1,578
40		Monsanto Co.	3,959
60		PPG Industries, Inc.	3,499
20		Praxair, Inc.	1,435
40		Rohm & Haas Co.	2,800
30		Sigma-Aldrich Corp.	1,573
			28,355
		Coal: 0.0%
30		Massey Energy Co.	1,070
20		Peabody Energy Corp.	900
			1,970
		Commercial Services: 0.2%
60	@	Apollo Group, Inc. - Class A	3,558
40		Automatic Data Processing, Inc.	1,710
150		H&R Block, Inc.	3,413
20		Mastercard, Inc.	3,547
30		McKesson Corp.	1,614
60		Moody’s Corp.	2,040
50		Robert Half International, Inc.	1,238
50		RR Donnelley & Sons Co.	1,227
150		Western Union Co.	3,701
			22,048
		Computers: 0.5%
30	@	Affiliated Computer Services, Inc.	1,519
110	@	Apple, Inc.	12,503
40	@	Computer Sciences Corp.	1,608
250	@	Dell, Inc.	4,120
210	@	EMC Corp.	2,512
310		Hewlett-Packard Co.	14,334
210		International Business Machines Corp.	24,562
50	@	Lexmark International, Inc.	1,629
20	@	NetApp, Inc.	365
140	@	Sun Microsystems, Inc.	1,064
20	@	Teradata Corp.	390
			64,606
		Cosmetics/Personal Care: 0.3%
60		Avon Products, Inc.	2,494
60		Colgate-Palmolive Co.	4,521
40		Estee Lauder Cos., Inc.	1,996
360		Procter & Gamble Co.	25,088
			34,099
		Diversified Financial Services: 0.5%
150		American Express Co.	5,315
60		Ameriprise Financial, Inc.	2,292
110		Charles Schwab Corp.	2,860
420		Citigroup, Inc.	8,614
20		CME Group, Inc.	7,430
90		Discover Financial Services	1,244
60		Goldman Sachs Group, Inc.	7,680
20	@	IntercontinentalExchange, Inc.	1,614
50		Invesco Ltd.	1,049
40		Janus Capital Group, Inc.	971
347		JPMorgan Chase & Co.	16,205
150		Merrill Lynch & Co., Inc.	3,795
110		Morgan Stanley	2,530
60		NYSE Euronext	2,351
20	@	SLM Corp.	247
			64,197
		Electric: 0.3%
110	@	AES Corp.	1,286
70		American Electric Power Co., Inc.	2,592
70		Dominion Resources, Inc.	2,995
110		DTE Energy Co.	4,413
180		Duke Energy Corp.	3,137
70		Edison International	2,793
20		Entergy Corp.	1,780
60		Exelon Corp.	3,757
60		FPL Group, Inc.	3,018
150		Pepco Holdings, Inc.	3,437
60		PG&E Corp.	2,247
50		Public Service Enterprise Group, Inc.	1,640
40		Southern Co.	1,508
40		Xcel Energy, Inc.	800
			35,403
		Electrical Components & Equipment: 0.1%
150		Emerson Electric Co.	6,119
20		Molex, Inc.	449
			6,568

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.1%
30	@	Agilent Technologies, Inc.	$890
20		Amphenol Corp.	803
50		Applied Biosystems, Inc.	1,713
60		Jabil Circuit, Inc.	572
60		PerkinElmer, Inc.	1,498
20	@	Thermo Electron Corp.	1,100
60		Tyco Electronics Ltd.	1,660
40	@	Waters Corp.	2,327
			10,563
		Engineering & Construction: 0.0%
60		Fluor Corp.	3,342
30	@	Jacobs Engineering Group, Inc.	1,629
			4,971
		Environmental Control: 0.0%
60	@	Allied Waste Industries, Inc.	667
60		Waste Management, Inc.	1,889
			2,556
		Food: 0.2%
40		General Mills, Inc.	2,749
50		HJ Heinz Co.	2,499
60		Kellogg Co.	3,366
143		Kraft Foods, Inc.	4,683
50		Kroger Co.	1,374
60		Safeway, Inc.	1,423
180		Sara Lee Corp.	2,273
60		Supervalu, Inc.	1,302
40		Sysco Corp.	1,233
30		Whole Foods Market, Inc.	601
20		WM Wrigley Jr. Co.	1,588
			23,091
		Forest Products & Paper: 0.0%
60		International Paper Co.	1,571
			1,571
		Gas: 0.0%
110		Centerpoint Energy, Inc.	1,603
60		Sempra Energy	3,028
			4,631
		Hand/Machine Tools: 0.1%
60		Black & Decker Corp.	3,645
60		Snap-On, Inc.	3,160
50		Stanley Works	2,087
			8,892
		Healthcare - Products: 0.3%
40		Baxter International, Inc.	2,625
50		Becton Dickinson & Co.	4,013
180	@	Boston Scientific Corp.	2,209
20		Covidien Ltd.	1,075
10	@	Intuitive Surgical, Inc.	2,410
180		Johnson & Johnson	12,470
70		Medtronic, Inc.	3,507
30	@	St. Jude Medical, Inc.	1,305
40		Stryker Corp.	2,492
40	@	Varian Medical Systems, Inc.	2,285
30	@	Zimmer Holdings, Inc.	1,937
			36,328
		Healthcare - Services: 0.1%
40		Aetna, Inc.	1,444
30		Cigna Corp.	1,019
40	@	DaVita, Inc.	2,280
50	@	Humana, Inc.	2,060
20	@	Laboratory Corp. of America Holdings	1,390
60		Quest Diagnostics	3,100
150		UnitedHealth Group, Inc.	3,809
30	@	WellPoint, Inc.	1,403
			16,505
		Home Builders: 0.0%
70		Lennar Corp.	1,063
20		Pulte Homes, Inc.	279
			1,342
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	2,224
60		Clorox Co.	3,761
40		Kimberly-Clark Corp.	2,594
			8,579
		Insurance: 0.4%
70		Aflac, Inc.	4,113
30		Allstate Corp.	1,384
240		American International Group, Inc.	799
60		AON Corp.	2,698
20		Assurant, Inc.	1,100
50		Chubb Corp.	2,745
60		Cincinnati Financial Corp.	1,706
60		Genworth Financial, Inc.	517

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
60		Hartford Financial Services Group, Inc.	$2,459
60		Lincoln National Corp.	2,569
55		Loews Corp.	2,172
60		Marsh & McLennan Cos., Inc.	1,906
150		Metlife, Inc.	8,400
140		Progressive Corp.	2,436
70		Prudential Financial, Inc.	5,040
40		Torchmark Corp.	2,392
180		Travelers Cos., Inc.	8,136
150		UnumProvident Corp.	3,765
50		XL Capital Ltd.	897
			55,234
		Internet: 0.2%
50	@	Akamai Technologies, Inc.	872
40	@	Amazon.com, Inc.	2,910
140	@	eBay, Inc.	3,133
20	@	Expedia, Inc.	302
20	@	Google, Inc. - Class A	8,010
150	@	Symantec Corp.	2,937
210	@	Yahoo!, Inc.	3,633
			21,797
		Iron/Steel: 0.1%
50		AK Steel Holding Corp.	1,296
30		Allegheny Technologies, Inc.	887
40		Nucor Corp.	1,580
50		United States Steel Corp.	3,881
			7,644
		Machinery - Construction & Mining: 0.1%
110		Caterpillar, Inc.	6,556
60	@	Terex Corp.	1,831
			8,387
		Machinery - Diversified: 0.0%
50		Cummins, Inc.	2,186
20		Deere & Co.	990
50		Manitowoc Co., Inc.	778
			3,954
		Media: 0.1%
150		Comcast Corp. – Class A	2,945
110	@	DIRECTV Group, Inc.	2,879
300		News Corp. - Class A	3,597
340		Time Warner, Inc.	4,457
50	@	Viacom - Class B	1,242
140		Walt Disney Co.	4,297
			19,417
		Metal Fabricate/Hardware: 0.0%
50		Precision Castparts Corp.	3,939
			3,939
		Mining: 0.0%
60		Alcoa, Inc.	1,355
31		Freeport-McMoRan Copper & Gold, Inc.	1,762
40		Newmont Mining Corp.	1,550
			4,667
		Miscellaneous Manufacturing: 0.4%
80		3M Co.	5,465
60		Cooper Industries Ltd.	2,397
50		Dover Corp.	2,028
60		Eaton Corp.	3,371
1,090		General Electric Co.	27,795
110		Honeywell International, Inc.	4,571
30		Illinois Tool Works, Inc.	1,334
50		Ingersoll-Rand Co.	1,559
30		ITT Corp.	1,668
70		Leggett & Platt, Inc.	1,525
50		Parker Hannifin Corp.	2,650
20		Textron, Inc.	586
60		Tyco International Ltd.	2,101
			57,050
		Office/Business Equipment: 0.0%
70		Pitney Bowes, Inc.	2,328
90		Xerox Corp.	1,038
			3,366
		Oil & Gas: 1.0%
30		Anadarko Petroleum Corp.	1,455
50		Apache Corp.	5,214
40		Chesapeake Energy Corp.	1,434
290		Chevron Corp.	23,919
273		ConocoPhillips	19,997
30		Devon Energy Corp.	2,736
40		ENSCO International, Inc.	2,305
20		EOG Resources, Inc.	1,789
610		ExxonMobil Corp.	47,373
30		Hess Corp.	2,462

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
30		Marathon Oil Corp.	$1,196
40		Murphy Oil Corp.	2,566
20	@	Nabors Industries Ltd.	498
40		Noble Corp.	1,756
30		Noble Energy, Inc.	1,668
110		Occidental Petroleum Corp.	7,750
60		Questar Corp.	2,455
50	@	Southwestern Energy Co.	1,527
50		Sunoco, Inc.	1,779
45	@	Transocean, Inc.	4,943
20		Valero Energy Corp.	606
20		XTO Energy, Inc.	930
			136,358
		Oil & Gas Services: 0.2%
30		Baker Hughes, Inc.	1,816
50		BJ Services Co.	957
40	@	Cameron International Corp.	1,542
60		Halliburton Co.	1,943
40	@	National Oilwell Varco, Inc.	2,009
110		Schlumberger Ltd.	8,590
40		Smith International, Inc.	2,346
60	@	Weatherford International Ltd.	1,508
			20,711
		Packaging & Containers: 0.0%
20		Ball Corp.	790
			790
		Pharmaceuticals: 0.5%
140		Abbott Laboratories	8,061
60		Allergan, Inc.	3,090
40		AmerisourceBergen Corp.	1,506
150		Bristol-Myers Squibb Co.	3,128
50		Cardinal Health, Inc.	2,464
110		Eli Lilly & Co.	4,843
60	@	Express Scripts, Inc.	4,429
50	@	Forest Laboratories, Inc.	1,414
96	@	King Pharmaceuticals, Inc.	920
60	@	Medco Health Solutions, Inc.	2,700
240		Merck & Co., Inc.	7,574
670		Pfizer, Inc.	12,355
140		Schering-Plough Corp.	2,586
60	@	Watson Pharmaceuticals, Inc.	1,710
140		Wyeth	5,172
			61,952
		Pipelines: 0.0%
150		El Paso Corp.	1,914
70		Spectra Energy Corp.	1,666
70		Williams Cos., Inc.	1,656
			5,236
		Retail: 0.5%
50		Abercrombie & Fitch Co.	1,973
40	@	Autozone, Inc.	4,934
30		Best Buy Co., Inc.	1,125
20	@	Big Lots, Inc.	557
60		Costco Wholesale Corp.	3,896
91		CVS Caremark Corp.	3,063
60		Darden Restaurants, Inc.	1,718
60		Family Dollar Stores, Inc.	1,422
20	@	GameStop Corp.	684
110		Gap, Inc.	1,956
70		Home Depot, Inc.	1,812
50		JC Penney Co., Inc.	1,667
150		Limited Brands, Inc.	2,598
110		Lowe’s Cos., Inc.	2,606
20		Macy’s, Inc.	360
150		McDonald’s Corp.	9,255
40		RadioShack Corp.	691
40		Staples, Inc.	900
20	@	Starbucks Corp.	297
70		Target Corp.	3,434
60		Tiffany & Co.	2,131
70		TJX Cos., Inc.	2,136
20		Walgreen Co.	619
270		Wal-Mart Stores, Inc.	16,170
60		Yum! Brands, Inc.	1,957
			67,961
		Savings & Loans: 0.0%
270		Hudson City Bancorp., Inc.	4,982
			4,982
		Semiconductors: 0.2%
30		Altera Corp.	620
60		Analog Devices, Inc.	1,581
110		Applied Materials, Inc.	1,664

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
50	@	Broadcom Corp.	$932
660		Intel Corp.	12,362
50		KLA-Tencor Corp.	1,583
50		Linear Technology Corp.	1,533
210	@	LSI Logic Corp.	1,126
20	@	MEMC Electronic Materials, Inc.	565
50		National Semiconductor Corp.	861
25	@	Nvidia Corp.	268
20	@	QLogic Corp.	307
270		Texas Instruments, Inc.	5,805
60		Xilinx, Inc.	1,407
			30,614
		Software: 0.4%
30	@	Adobe Systems, Inc.	1,184
40	@	Autodesk, Inc.	1,342
60	@	BMC Software, Inc.	1,718
150		CA, Inc.	2,994
110	@	Compuware Corp.	1,066
60	@	Electronic Arts, Inc.	2,219
70		Fidelity National Information Services, Inc.	1,292
60	@	Fiserv, Inc.	2,839
70		IMS Health, Inc.	1,324
840		Microsoft Corp.	22,420
430	@	Oracle Corp.	8,733
			47,131
		Telecommunications: 0.5%
573		AT&T, Inc.	15,998
50		CenturyTel, Inc.	1,833
30	@	Ciena Corp.	302
650	@	Cisco Systems, Inc.	14,664
210		Corning, Inc.	3,284
32		Embarq Corp.	1,298
70	@	JDS Uniphase Corp.	592
30	@	Juniper Networks, Inc.	632
150		Motorola, Inc.	1,071
210		Qualcomm, Inc.	9,024
290		Qwest Communications International, Inc.	937
270		Sprint Nextel Corp.	1,647
290		Verizon Communications, Inc.	9,306
220		Windstream Corp.	2,407
			62,995
		Toys/Games/Hobbies: 0.0%
50		Hasbro, Inc.	1,736
			1,736
		Transportation: 0.2%
50		Burlington Northern Santa Fe Corp.	4,622
60		CSX Corp.	3,274
20		Expeditors International Washington, Inc.	697
20		FedEx Corp.	1,581
60		Norfolk Southern Corp.	3,973
20		Ryder System, Inc.	1,240
40		Union Pacific Corp.	2,846
30		United Parcel Service, Inc. - Class B	1,887
			20,120
		Total Common Stock
		(Cost $1,299,434)	1,212,383
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
50		Equity Residential	2,221
			2,221
		Diversified: 0.0%
20		Vornado Realty Trust	1,819
			1,819
		Health Care: 0.0%
50		HCP, Inc.	2,007
			2,007
		Hotels: 0.1%
210		Host Hotels & Resorts, Inc.	2,791
			2,791
		Regional Malls: 0.1%
60		General Growth Properties, Inc.	906
50		Simon Property Group, Inc.	4,850
			5,756
		Storage: 0.0%
20		Public Storage, Inc.	1,980
			1,980
		Warehouse/Industrial: 0.0%
60		Prologis	2,476
			2,476
		Total Real Estate Investment Trusts
		(Cost $20,155)	19,050

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.0%
		Federal Home Loan Mortgage Corporation##: 40.1%
$6,000,000	^, Z	3.360%, due 01/15/13		$5,201,527
				5,201,527
		Federal National Mortgage Association##: 14.8%
2,222,000	^, Z	3.380%, due 01/15/13		1,926,361
				1,926,361
		Other U.S. Agency Obligations: 25.1%
1,200,000	Z	Financing Corp., 3.410%, due 10/06/12		1,053,494
2,500,000	Z	Resolution Funding Corp., 3.140%, due 01/15/13		2,199,573
				3,253,067
		Total U.S. Government Agency Obligations
		(Cost $10,293,844)		10,380,955
U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury STRIP: 9.7%
1,420,000	^	Discount Note, due 11/15/12		1,262,930
		Total U.S. Treasury Obligations
		(Cost $1,257,938)		1,262,930
		Total Long-Term Investments
		(Cost $12,871,371)		12,875,318
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
143,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $143,004 to be received upon repurchase (Collateralized by $138,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $145,928, due 10/15/14)		143,000
		Total Short-Term Investments
		(Cost $143,000)		143,000
		Total Investments in Securities
		(Cost $13,014,371)*	100.3%	$13,018,318
		Other Assets and Liabilities - Net	(0.3)	(33,738)
		Net Assets	100.0%	$12,984,580

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $13,354,829.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$129,872
		Gross Unrealized Depreciation		(466,383)
		Net Unrealized Depreciation		$(336,511)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,231,433	$—
Level 2 - Other Significant Observable Inputs	11,786,885	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$13,018,318	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 6.1%
		Advertising: 0.0%
200	@	Interpublic Group of Cos., Inc.	$1,550
120		Omnicom Group	4,627
			6,177
		Aerospace/Defense: 0.2%
30		Boeing Co.	1,721
110		General Dynamics Corp.	8,098
10		Goodrich Corp.	416
20		L-3 Communications Holdings, Inc.	1,966
30		Lockheed Martin Corp.	3,290
110		Northrop Grumman Corp.	6,659
50		Raytheon Co.	2,676
160		United Technologies Corp.	9,610
			34,436
		Agriculture: 0.1%
220		Altria Group, Inc.	4,365
110		Archer-Daniels-Midland Co.	2,410
220		Philip Morris International, Inc.	10,582
50		Reynolds American, Inc.	2,431
			19,788
		Airlines: 0.0%
120		Southwest Airlines Co.	1,741
			1,741
		Apparel: 0.1%
30	@	Coach, Inc.	751
110		Nike, Inc.	7,359
10		Polo Ralph Lauren Corp.	666
			8,776
		Auto Manufacturers: 0.0%
104	@	Ford Motor Co.	541
110		General Motors Corp.	1,040
			1,581
		Auto Parts & Equipment: 0.0%
50		Johnson Controls, Inc.	1,517
			1,517
		Banks: 0.3%
416		Bank of America Corp.	14,560
190		Bank of New York Mellon Corp.	6,190
160		BB&T Corp.	6,048
19		Capital One Financial Corp.	969
50		Fifth Third Bancorp.	595
50		Huntington Bancshares, Inc.	400
20		Northern Trust Corp.	1,444
50		PNC Financial Services Group, Inc.	3,735
206		Regions Financial Corp.	1,978
40		State Street Corp.	2,275
120		US Bancorp.	4,322
85		Wachovia Corp.	298
300		Wells Fargo & Co.	11,259
20		Zions Bancorp.	774
			54,847
		Beverages: 0.2%
50		Anheuser-Busch Cos., Inc.	3,244
220		Coca-Cola Co.	11,634
50	@	Constellation Brands, Inc.	1,073
120		Pepsi Bottling Group, Inc.	3,500
50		PepsiCo, Inc.	3,564
			23,015
		Biotechnology: 0.1%
80	@	Amgen, Inc.	4,742
20	@	Biogen Idec, Inc.	1,006
50	@	Celgene Corp.	3,164
30	@	Genzyme Corp.	2,427
50	@	Gilead Sciences, Inc.	2,279
			13,618
		Chemicals: 0.1%
10		CF Industries Holdings, Inc.	915
40		Dow Chemical Co.	1,271
120		EI Du Pont de Nemours & Co.	4,836
50		Monsanto Co.	4,949
20		PPG Industries, Inc.	1,166
			13,137
		Coal: 0.0%
10		Massey Energy Co.	357
20		Peabody Energy Corp.	900
			1,257

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services: 0.1%
20	@	Apollo Group, Inc. - Class A	$1,186
50		H&R Block, Inc.	1,138
10		Mastercard, Inc.	1,773
50		McKesson Corp.	2,691
10		Moody’s Corp.	340
50		Robert Half International, Inc.	1,238
110		RR Donnelley & Sons Co.	2,698
50		Western Union Co.	1,234
			12,298
		Computers: 0.2%
10	@	Affiliated Computer Services, Inc.	506
40	@	Apple, Inc.	4,546
20	@	Computer Sciences Corp.	804
250	@	Dell, Inc.	4,120
250	@	EMC Corp.	2,990
220		Hewlett-Packard Co.	10,173
90		International Business Machines Corp.	10,526
50	@	Lexmark International, Inc.	1,629
50	@	NetApp, Inc.	912
50	@	Sun Microsystems, Inc.	380
50	@	Teradata Corp.	975
			37,561
		Cosmetics/Personal Care: 0.2%
20		Avon Products, Inc.	831
50		Colgate-Palmolive Co.	3,768
270		Procter & Gamble Co.	18,816
			23,415
		Diversified Financial Services: 0.3%
30		American Express Co.	1,063
20		Ameriprise Financial, Inc.	764
170		Charles Schwab Corp.	4,420
440		Citigroup, Inc.	9,024
110		Discover Financial Services	1,520
40		Goldman Sachs Group, Inc.	5,120
40		Invesco Ltd.	839
251		JPMorgan Chase & Co.	11,722
120		Merrill Lynch & Co., Inc.	3,036
40		Morgan Stanley	920
20		NYSE Euronext	784
50	@	SLM Corp.	617
			39,829
		Electric: 0.2%
50	@	AES Corp.	585
50		American Electric Power Co., Inc.	1,852
120		Dominion Resources, Inc.	5,134
50		DTE Energy Co.	2,006
160		Duke Energy Corp.	2,789
110		Edison International	4,389
20		Entergy Corp.	1,780
50		Exelon Corp.	3,131
50		Pepco Holdings, Inc.	1,146
50		PG&E Corp.	1,873
40		Public Service Enterprise Group, Inc.	1,312
50		Southern Co.	1,885
50		Xcel Energy, Inc.	1,000
			28,882
		Electrical Components & Equipment: 0.0%
120		Emerson Electric Co.	4,895
20		Molex, Inc.	449
			5,344
		Electronics: 0.1%
110	@	Agilent Technologies, Inc.	3,263
20		Amphenol Corp.	803
20		Applied Biosystems, Inc.	685
50		Jabil Circuit, Inc.	477
50	@	Thermo Electron Corp.	2,750
50		Tyco Electronics Ltd.	1,383
20	@	Waters Corp.	1,164
			10,525
		Engineering & Construction: 0.0%
10	@	Jacobs Engineering Group, Inc.	543
			543
		Environmental Control: 0.0%
110		Waste Management, Inc.	3,464
			3,464
		Food: 0.1%
110		General Mills, Inc.	7,559
20		HJ Heinz Co.	999
30		Kellogg Co.	1,683
38		Kraft Foods, Inc.	1,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
50		Kroger Co.	$1,374
200		Sara Lee Corp.	2,526
50		Supervalu, Inc.	1,085
20		WM Wrigley Jr. Co.	1,588
			18,059
		Gas: 0.0%
50		Centerpoint Energy, Inc.	729
110		Sempra Energy	5,552
			6,281
		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	608
20		Snap-On, Inc.	1,053
20		Stanley Works	835
			2,496
		Healthcare - Products: 0.2%
120		Baxter International, Inc.	7,876
50		Becton Dickinson & Co.	4,013
50	@	Boston Scientific Corp.	614
30		Covidien Ltd.	1,613
240		Johnson & Johnson	16,627
50		Medtronic, Inc.	2,505
20	@	St. Jude Medical, Inc.	870
20		Stryker Corp.	1,246
10	@	Varian Medical Systems, Inc.	571
10	@	Zimmer Holdings, Inc.	646
			36,581
		Healthcare - Services: 0.1%
110		Aetna, Inc.	3,972
30		Cigna Corp.	1,019
20	@	Humana, Inc.	824
10	@	Laboratory Corp. of America Holdings	695
50		Quest Diagnostics	2,584
80		UnitedHealth Group, Inc.	2,031
110	@	WellPoint, Inc.	5,145
			16,270
		Home Builders: 0.0%
50		Lennar Corp.	760
50		Pulte Homes, Inc.	699
			1,459
		Household Products/Wares: 0.0%
10		Clorox Co.	627
30		Kimberly-Clark Corp.	1,945
			2,572
		Insurance: 0.3%
90		Aflac, Inc.	5,288
110		Allstate Corp.	5,073
230		American International Group, Inc.	766
20		AON Corp.	899
10		Assurant, Inc.	550
110		Chubb Corp.	6,039
160		Cincinnati Financial Corp.	4,550
40		Genworth Financial, Inc.	344
40		Hartford Financial Services Group, Inc.	1,640
50		Lincoln National Corp.	2,141
40		Marsh & McLennan Cos., Inc.	1,270
170		Metlife, Inc.	9,520
100		Progressive Corp.	1,740
50		Prudential Financial, Inc.	3,600
20		Torchmark Corp.	1,196
120		Travelers Cos., Inc.	5,424
40		UnumProvident Corp.	1,004
			51,044
		Internet: 0.1%
30	@	Amazon.com, Inc.	2,183
120	@	eBay, Inc.	2,686
30	@	Expedia, Inc.	453
20	@	Google, Inc. - Class A	8,010
50	@	Symantec Corp.	979
80	@	Yahoo!, Inc.	1,384
			15,695
		Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	296
30		Nucor Corp.	1,185
20		United States Steel Corp.	1,552
			3,033
		Machinery - Construction & Mining: 0.1%
120		Caterpillar, Inc.	7,152
10	@	Terex Corp.	305
			7,457
		Machinery - Diversified: 0.0%
30		Cummins, Inc.	1,312
30		Deere & Co.	1,485
			2,797

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Media: 0.1%
240		Comcast Corp. – Class A	$4,711
50	@	DIRECTV Group, Inc.	1,309
250		News Corp. - Class A	2,998
390		Time Warner, Inc.	5,113
30	@	Viacom - Class B	745
210		Walt Disney Co.	6,445
			21,321
		Metal Fabricate/Hardware: 0.0%
10		Precision Castparts Corp.	788
			788
		Mining: 0.0%
30		Alcoa, Inc.	677
47		Freeport-McMoRan Copper & Gold, Inc.	2,672
30		Newmont Mining Corp.	1,163
			4,512
		Miscellaneous Manufacturing: 0.3%
120		3M Co.	8,197
50		Dover Corp.	2,028
20		Eaton Corp.	1,124
980		General Electric Co.	24,990
30		Honeywell International, Inc.	1,247
50		Illinois Tool Works, Inc.	2,223
50		Leggett & Platt, Inc.	1,090
20		Parker Hannifin Corp.	1,060
20		Textron, Inc.	586
			42,545
		Office/Business Equipment: 0.0%
160		Pitney Bowes, Inc.	5,322
30		Xerox Corp.	346
			5,668
		Oil & Gas: 0.7%
110		Anadarko Petroleum Corp.	5,336
20		Apache Corp.	2,086
20		Chesapeake Energy Corp.	717
230		Chevron Corp.	18,970
174		ConocoPhillips	12,746
110		Devon Energy Corp.	10,032
30		ENSCO International, Inc.	1,729
10		EOG Resources, Inc.	895
590		ExxonMobil Corp.	45,819
20		Hess Corp.	1,642
30		Marathon Oil Corp.	1,196
10		Murphy Oil Corp.	641
50	@	Nabors Industries Ltd.	1,246
10		Noble Corp.	439
30		Noble Energy, Inc.	1,668
50		Occidental Petroleum Corp.	3,523
30		Questar Corp.	1,228
24	@	Transocean, Inc.	2,636
110		Valero Energy Corp.	3,333
30		XTO Energy, Inc.	1,396
			117,278
		Oil & Gas Services: 0.1%
20		Baker Hughes, Inc.	1,211
110		Halliburton Co.	3,563
50	@	National Oilwell Varco, Inc.	2,512
40		Schlumberger Ltd.	3,124
20	@	Weatherford International Ltd.	503
			10,913
		Packaging & Containers: 0.0%
30		Ball Corp.	1,185
			1,185
		Pharmaceuticals: 0.3%
80		Abbott Laboratories	4,606
20		Allergan, Inc.	1,030
220		Bristol-Myers Squibb Co.	4,587
20		Cardinal Health, Inc.	986
80		Eli Lilly & Co.	3,522
20	@	Express Scripts, Inc.	1,476
50	@	Forest Laboratories, Inc.	1,414
110	@	King Pharmaceuticals, Inc.	1,054
50	@	Medco Health Solutions, Inc.	2,250
230		Merck & Co., Inc.	7,259
650		Pfizer, Inc.	11,986
230		Schering-Plough Corp.	4,248
210		Wyeth	7,757
			52,175
		Pipelines: 0.1%
50		El Paso Corp.	638
120		Spectra Energy Corp.	2,856
120		Williams Cos., Inc.	2,838
			6,332

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail: 0.4%
10		Abercrombie & Fitch Co.	$395
10	@	Autozone, Inc.	1,233
50		Best Buy Co., Inc.	1,875
50	@	Big Lots, Inc.	1,392
120		Costco Wholesale Corp.	7,792
81		CVS Caremark Corp.	2,726
20		Darden Restaurants, Inc.	573
120		Family Dollar Stores, Inc.	2,844
20	@	GameStop Corp.	684
170		Gap, Inc.	3,023
160		Home Depot, Inc.	4,142
50		Limited Brands, Inc.	866
80		Lowe’s Cos., Inc.	1,895
80		McDonald’s Corp.	4,936
50		RadioShack Corp.	864
120		Staples, Inc.	2,700
110		Target Corp.	5,396
120		TJX Cos., Inc.	3,662
110		Walgreen Co.	3,406
280		Wal-Mart Stores, Inc.	16,769
30		Yum! Brands, Inc.	978
			68,151
		Savings & Loans: 0.0%
250		Hudson City Bancorp., Inc.	4,613
			4,613
		Semiconductors: 0.2%
100		Applied Materials, Inc.	1,513
110	@	Broadcom Corp.	2,049
650		Intel Corp.	12,175
20		KLA-Tencor Corp.	633
200	@	LSI Logic Corp.	1,072
20	@	MEMC Electronic Materials, Inc.	565
50		National Semiconductor Corp.	861
115	@	Nvidia Corp.	1,232
110	@	QLogic Corp.	1,690
230		Texas Instruments, Inc.	4,945
50		Xilinx, Inc.	1,173
			27,908
		Software: 0.3%
50	@	Adobe Systems, Inc.	1,974
30	@	Autodesk, Inc.	1,007
50	@	BMC Software, Inc.	1,432
50		CA, Inc.	998
50	@	Compuware Corp.	485
20	@	Electronic Arts, Inc.	740
50		Fidelity National Information Services, Inc.	923
50		IMS Health, Inc.	946
860		Microsoft Corp.	22,953
440	@	Oracle Corp.	8,936
			40,394
		Telecommunications: 0.4%
548		AT&T, Inc.	15,300
110		CenturyTel, Inc.	4,032
660	@	Cisco Systems, Inc.	14,890
170		Corning, Inc.	2,659
16		Embarq Corp.	649
110	@	JDS Uniphase Corp.	931
110	@	Juniper Networks, Inc.	2,318
50		Motorola, Inc.	357
160		Qualcomm, Inc.	6,875
220		Qwest Communications International, Inc.	711
200		Sprint Nextel Corp.	1,220
280		Verizon Communications, Inc.	8,985
200		Windstream Corp.	2,188
			61,115
		Toys/Games/Hobbies: 0.0%
50		Hasbro, Inc.	1,736
			1,736
		Transportation: 0.1%
20		Burlington Northern Santa Fe Corp.	1,849
110		CSX Corp.	6,003
10		Expeditors International Washington, Inc.	348
30		FedEx Corp.	2,371
40		Norfolk Southern Corp.	2,648
20		Union Pacific Corp.	1,423
40		United Parcel Service, Inc. - Class B	2,516
			17,158
		Total Common Stock
		(Cost $1,054,800)	989,287

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Hotels: 0.0%
190		Host Hotels & Resorts, Inc.	$2,525
			2,525
		Regional Malls: 0.0%
20		General Growth Properties, Inc.	302
10		Simon Property Group, Inc.	970
			1,272
		Warehouse/Industrial: 0.0%
20		Prologis	825
			825
		Total Real Estate Investment Trusts
		(Cost $5,200)	4,622

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.4%
		Federal Home Loan Mortgage Corporation##: 15.9%
$3,000,000	^, Z	3.360%, due 01/15/13	$2,600,772
			2,600,772
		Federal National Mortgage Association##: 18.4%
3,500,000	Z	3.360%, due 02/21/13	3,026,443
			3,026,443
		Other U.S. Agency Obligations: 26.1%
1,210,000	Z	Financing Corp., 3.640%, due 05/11/13	1,033,943
2,500,000	Z	Resolution Funding Corp., 3.140%, due 01/15/13	2,199,573
1,200,000	^, Z	Resolution Funding Corp., 3.230%, due 04/15/13	1,044,773
			4,278,289
		Total U.S. Government Agency Obligations
		(Cost $9,917,768 )	9,905,504
U.S. TREASURY OBLIGATIONS: 32.9%
		U.S. Treasury STRIP: 32.9%
6,139,000	^	2.960%, due 02/15/13	5,397,462
		Total U.S. Treasury Obligations
		(Cost $5,429,995)	5,397,462
		Total Long-Term Investments
		(Cost $16,407,763)	16,296,875

Shares			Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund:0.1%
22,000		ING Institutional Prime Money Market Fund - Class I	$22,000
		Total Mutual Fund
		(Cost $22,000)	22,000

Principal Amount				Value
		Repurchase Agreement: 0.7%
$119,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $119,003 to be received upon repurchase (Collateralized by $115,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $121,607, due 10/15/14)		$119,000
		Total Repurchase Agreement
		(Cost $119,000)		119,000
		Total Short-Term Investments
		(Cost $141,000)		141,000
		Total Investments in Securities
		(Cost $16,548,763)*	100.2%	$16,437,875
		Other Assets and Liabilities - Net	(0.2)	(40,699)
		Net Assets	100.0%	$16,397,176

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $16,632,660.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,364
		Gross Unrealized Depreciation		(224,149)
		Net Unrealized Depreciation		$(194,785)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,015,909	$—
Level 2 - Other Significant Observable Inputs	15,421,966	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$16,437,875	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 8.2%
		Advertising: 0.0%
260	@	Interpublic Group of Cos., Inc.	$2,015
140		Omnicom Group	5,398
			7,413
		Aerospace/Defense: 0.2%
250		Boeing Co.	14,338
50		General Dynamics Corp.	3,681
70		Goodrich Corp.	2,912
50		L-3 Communications Holdings, Inc.	4,916
60		Lockheed Martin Corp.	6,580
130		Northrop Grumman Corp.	7,870
140		Raytheon Co.	7,491
150		United Technologies Corp.	9,009
			56,797
		Agriculture: 0.2%
400		Altria Group, Inc.	7,936
200		Archer-Daniels-Midland Co.	4,382
20		Lorillard, Inc.	1,423
490		Philip Morris International, Inc.	23,569
70		Reynolds American, Inc.	3,403
			40,713
		Airlines: 0.0%
150		Southwest Airlines Co.	2,177
			2,177
		Apparel: 0.1%
150	@	Coach, Inc.	3,756
50		Nike, Inc.	3,345
50		Polo Ralph Lauren Corp.	3,332
100		VF Corp.	7,731
			18,164
		Auto Manufacturers: 0.0%
341	@	Ford Motor Co.	1,773
50		General Motors Corp.	473
			2,246
		Auto Parts & Equipment: 0.0%
50	@	Goodyear Tire & Rubber Co.	766
150		Johnson Controls, Inc.	4,550
			5,316
		Banks: 0.5%
708		Bank of America Corp.	24,780
250		Bank of New York Mellon Corp.	8,145
260		BB&T Corp.	9,828
83		Capital One Financial Corp.	4,233
50		Fifth Third Bancorp.	595
180		Huntington Bancshares, Inc.	1,438
60		Northern Trust Corp.	4,332
50		PNC Financial Services Group, Inc.	3,735
427		Regions Financial Corp.	4,099
140		State Street Corp.	7,963
100		SunTrust Bank	4,499
280		US Bancorp.	10,086
273		Wachovia Corp.	956
550		Wells Fargo & Co.	20,642
120		Zions Bancorp.	4,644
			109,975
		Beverages: 0.2%
110		Anheuser-Busch Cos., Inc.	7,137
420		Coca-Cola Co.	22,210
80		Coca-Cola Enterprises, Inc.	1,342
120	@	Constellation Brands, Inc.	2,575
40		Molson Coors Brewing Co.	1,870
200		Pepsi Bottling Group, Inc.	5,834
260		PepsiCo, Inc.	18,530
			59,498
		Biotechnology: 0.2%
220	@	Amgen, Inc.	13,039
70	@	Biogen Idec, Inc.	3,520
90	@	Celgene Corp.	5,695
50	@	Genzyme Corp.	4,045
180	@	Gilead Sciences, Inc.	8,204
			34,503
		Chemicals: 0.2%
50		Air Products & Chemicals, Inc.	3,425
20		CF Industries Holdings, Inc.	1,829
250		Dow Chemical Co.	7,945

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
250		EI Du Pont de Nemours & Co.	$10,075
50		International Flavors & Fragrances, Inc.	1,973
150		Monsanto Co.	14,847
90		PPG Industries, Inc.	5,249
50		Praxair, Inc.	3,587
40		Rohm & Haas Co.	2,800
40		Sigma-Aldrich Corp.	2,097
			53,827
		Coal: 0.0%
20		Massey Energy Co.	713
50		Peabody Energy Corp.	2,250
			2,963
		Commercial Services: 0.1%
60	@	Apollo Group, Inc. - Class A	3,558
50		Automatic Data Processing, Inc.	2,138
150		H&R Block, Inc.	3,413
50		Mastercard, Inc.	8,867
50		Moody’s Corp.	1,700
50		Robert Half International, Inc.	1,238
150		RR Donnelley & Sons Co.	3,680
200		Western Union Co.	4,934
			29,528
		Computers: 0.4%
70	@	Affiliated Computer Services, Inc.	3,544
170	@	Apple, Inc.	19,322
20	@	Computer Sciences Corp.	804
550	@	Dell, Inc.	9,064
400	@	EMC Corp.	4,784
460		Hewlett-Packard Co.	21,270
250		International Business Machines Corp.	29,240
50	@	Lexmark International, Inc.	1,629
50	@	NetApp, Inc.	912
112	@	Sun Microsystems, Inc.	851
50	@	Teradata Corp.	975
			92,395
		Cosmetics/Personal Care: 0.2%
50		Avon Products, Inc.	2,079
40		Colgate-Palmolive Co.	3,014
30		Estee Lauder Cos., Inc.	1,497
600		Procter & Gamble Co.	41,814
			48,404
		Diversified Financial Services: 0.4%
190		American Express Co.	6,732
50		Ameriprise Financial, Inc.	1,910
260		Charles Schwab Corp.	6,760
800		Citigroup, Inc.	16,408
50		CME Group, Inc.	18,576
200		Discover Financial Services	2,764
60		Goldman Sachs Group, Inc.	7,680
50	@	IntercontinentalExchange, Inc.	4,034
60		Invesco Ltd.	1,259
70		Janus Capital Group, Inc.	1,700
587		JPMorgan Chase & Co.	27,413
170		Merrill Lynch & Co., Inc.	4,301
250		Morgan Stanley	5,750
50		NYSE Euronext	1,959
140	@	SLM Corp.	1,728
			108,974
		Electric: 0.3%
170	@	AES Corp.	1,987
180		American Electric Power Co., Inc.	6,665
200		Dominion Resources, Inc.	8,556
170		DTE Energy Co.	6,820
150		Duke Energy Corp.	2,615
200		Edison International	7,980
40		Entergy Corp.	3,560
50		Exelon Corp.	3,131
50		FPL Group, Inc.	2,515
250		Pepco Holdings, Inc.	5,728
50		PG&E Corp.	1,873
170		Public Service Enterprise Group, Inc.	5,574
50		Southern Co.	1,885
120		Xcel Energy, Inc.	2,399
			61,288
		Electrical Components & Equipment: 0.0%
150		Emerson Electric Co.	6,119
50		Molex, Inc.	1,123
			7,242
		Electronics: 0.1%
50	@	Agilent Technologies, Inc.	1,483
40		Amphenol Corp.	1,606
30		Applied Biosystems, Inc.	1,028

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
70		Jabil Circuit, Inc.	$668
10		PerkinElmer, Inc.	250
130	@	Thermo Electron Corp.	7,150
125		Tyco Electronics Ltd.	3,458
50	@	Waters Corp.	2,909
			18,552
		Engineering & Construction: 0.0%
90		Fluor Corp.	5,013
50	@	Jacobs Engineering Group, Inc.	2,716
			7,729
		Environmental Control: 0.0%
60	@	Allied Waste Industries, Inc.	667
50		Waste Management, Inc.	1,575
			2,242
		Food: 0.1%
20		HJ Heinz Co.	999
50		Kellogg Co.	2,805
244		Kraft Foods, Inc.	7,991
150		Kroger Co.	4,122
60		Safeway, Inc.	1,423
350		Sara Lee Corp.	4,421
50		Supervalu, Inc.	1,085
80		Sysco Corp.	2,466
60		Whole Foods Market, Inc.	1,202
50		WM Wrigley Jr. Co.	3,970
			30,484
		Forest Products & Paper: 0.0%
80		International Paper Co.	2,094
			2,094
		Gas: 0.0%
150		Centerpoint Energy, Inc.	2,186
50		Sempra Energy	2,524
			4,710
		Hand/Machine Tools: 0.1%
50		Black & Decker Corp.	3,038
90		Snap-On, Inc.	4,739
70		Stanley Works	2,922
			10,699
		Healthcare - Products: 0.3%
160		Baxter International, Inc.	10,501
50		Becton Dickinson & Co.	4,013
180	@	Boston Scientific Corp.	2,209
75		Covidien Ltd.	4,032
40	@	Intuitive Surgical, Inc.	9,639
350		Johnson & Johnson	24,248
230		Medtronic, Inc.	11,523
50	@	St. Jude Medical, Inc.	2,175
30		Stryker Corp.	1,869
50	@	Varian Medical Systems, Inc.	2,857
50	@	Zimmer Holdings, Inc.	3,228
			76,294
		Healthcare - Services: 0.1%
140		Aetna, Inc.	5,055
130		Cigna Corp.	4,417
50	@	DaVita, Inc.	2,851
50	@	Humana, Inc.	2,060
30	@	Laboratory Corp. of America Holdings	2,085
50		Quest Diagnostics	2,584
150		UnitedHealth Group, Inc.	3,809
50	@	WellPoint, Inc.	2,339
			25,200
		Home Builders: 0.0%
160		Lennar Corp.	2,430
180		Pulte Homes, Inc.	2,515
			4,945
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	2,224
50		Clorox Co.	3,135
110		Kimberly-Clark Corp.	7,132
			12,491
		Insurance: 0.4%
140		Aflac, Inc.	8,225
50		Allstate Corp.	2,306
490		American International Group, Inc.	1,632
50		AON Corp.	2,248
50		Assurant, Inc.	2,750
150		Chubb Corp.	8,235
180		Cincinnati Financial Corp.	5,119
50		Genworth Financial, Inc.	431
50		Hartford Financial Services Group, Inc.	2,050
60		Lincoln National Corp.	2,569
58		Loews Corp.	2,290

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
50		Marsh & McLennan Cos., Inc.	$1,588
250		Metlife, Inc.	14,000
180		Progressive Corp.	3,132
160		Prudential Financial, Inc.	11,520
110		Torchmark Corp.	6,578
200		Travelers Cos., Inc.	9,040
180		UnumProvident Corp.	4,518
50		XL Capital Ltd.	897
			89,128
		Internet: 0.2%
50	@	Akamai Technologies, Inc.	872
80	@	Amazon.com, Inc.	5,821
250	@	eBay, Inc.	5,595
50	@	Expedia, Inc.	756
70	@	Google, Inc. - Class A	28,036
150	@	Symantec Corp.	2,937
240	@	Yahoo!, Inc.	4,152
			48,169
		Iron/Steel: 0.0%
20		AK Steel Holding Corp.	518
50		Allegheny Technologies, Inc.	1,478
50		Nucor Corp.	1,975
30		United States Steel Corp.	2,328
			6,299
		Machinery - Construction & Mining: 0.1%
200		Caterpillar, Inc.	11,920
50	@	Terex Corp.	1,526
			13,446
		Machinery - Diversified: 0.0%
50		Cummins, Inc.	2,186
120		Deere & Co.	5,940
50		Manitowoc Co., Inc.	778
			8,904
		Media: 0.2%
385		Comcast Corp. – Class A	7,558
200	@	DIRECTV Group, Inc.	5,234
410		News Corp. - Class A	4,916
570		Time Warner, Inc.	7,473
140	@	Viacom - Class B	3,478
350		Walt Disney Co.	10,742
			39,401
		Metal Fabricate/Hardware: 0.0%
50		Precision Castparts Corp.	3,939
			3,939
		Mining: 0.0%
50		Alcoa, Inc.	1,129
112		Freeport-McMoRan Copper & Gold, Inc.	6,367
50		Newmont Mining Corp.	1,938
			9,434
		Miscellaneous Manufacturing: 0.4%
170		3M Co.	11,613
80		Cooper Industries Ltd.	3,196
150		Dover Corp.	6,083
50		Eaton Corp.	2,809
1,880		General Electric Co.	47,940
250		Honeywell International, Inc.	10,388
50		Illinois Tool Works, Inc.	2,223
10		Ingersoll-Rand Co.	312
50		ITT Corp.	2,781
180		Leggett & Platt, Inc.	3,922
125		Parker Hannifin Corp.	6,625
100		Textron, Inc.	2,928
65		Tyco International Ltd.	2,276
			103,096
		Office/Business Equipment: 0.0%
200		Pitney Bowes, Inc.	6,652
90		Xerox Corp.	1,038
			7,690
		Oil & Gas: 0.9%
50		Anadarko Petroleum Corp.	2,426
120		Apache Corp.	12,514
70		Chesapeake Energy Corp.	2,510
550		Chevron Corp.	45,364
350		ConocoPhillips	25,638
60		Devon Energy Corp.	5,472
50		ENSCO International, Inc.	2,882
70		EOG Resources, Inc.	6,262
1,050		ExxonMobil Corp.	81,543
60		Hess Corp.	4,925
130		Marathon Oil Corp.	5,183
50		Murphy Oil Corp.	3,207
50	@	Nabors Industries Ltd.	1,246

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
50		Noble Corp.	$2,195
70		Noble Energy, Inc.	3,891
250		Occidental Petroleum Corp.	17,613
40		Questar Corp.	1,637
50	@	Southwestern Energy Co.	1,527
50		Sunoco, Inc.	1,779
4	@	Transocean, Inc.	439
90		Valero Energy Corp.	2,727
37		XTO Energy, Inc.	1,721
			232,701
		Oil & Gas Services: 0.2%
70		Baker Hughes, Inc.	4,238
60		BJ Services Co.	1,148
50	@	Cameron International Corp.	1,927
180		Halliburton Co.	5,830
110	@	National Oilwell Varco, Inc.	5,525
250		Schlumberger Ltd.	19,523
50		Smith International, Inc.	2,932
50	@	Weatherford International Ltd.	1,257
			42,380
		Packaging & Containers: 0.0%
50		Ball Corp.	1,975
			1,975
		Pharmaceuticals: 0.4%
200		Abbott Laboratories	11,516
10		Allergan, Inc.	515
50		AmerisourceBergen Corp.	1,883
290		Bristol-Myers Squibb Co.	6,047
30		Cardinal Health, Inc.	1,478
250		Eli Lilly & Co.	11,008
60	@	Express Scripts, Inc.	4,429
130	@	Forest Laboratories, Inc.	3,676
119	@	King Pharmaceuticals, Inc.	1,140
50	@	Medco Health Solutions, Inc.	2,250
400		Merck & Co., Inc.	12,624
1,220		Pfizer, Inc.	22,497
350		Schering-Plough Corp.	6,465
60	@	Watson Pharmaceuticals, Inc.	1,710
310		Wyeth	11,451
			98,689
		Pipelines: 0.1%
150		El Paso Corp.	1,914
200		Spectra Energy Corp.	4,760
200		Williams Cos., Inc.	4,730
			11,404
		Retail: 0.5%
50		Abercrombie & Fitch Co.	1,973
50	@	Autozone, Inc.	6,167
50		Best Buy Co., Inc.	1,875
40	@	Big Lots, Inc.	1,113
50		Costco Wholesale Corp.	3,247
284		CVS Caremark Corp.	9,559
50		Darden Restaurants, Inc.	1,432
140		Family Dollar Stores, Inc.	3,318
250		Gap, Inc.	4,445
250		Home Depot, Inc.	6,473
50		JC Penney Co., Inc.	1,667
200		Limited Brands, Inc.	3,464
200		Lowe’s Cos., Inc.	4,738
50		Macy’s, Inc.	899
250		McDonald’s Corp.	15,425
50		RadioShack Corp.	864
140		Staples, Inc.	3,150
140	@	Starbucks Corp.	2,082
150		Target Corp.	7,358
10		Tiffany & Co.	355
200		TJX Cos., Inc.	6,104
140		Walgreen Co.	4,334
450		Wal-Mart Stores, Inc.	26,951
60		Yum! Brands, Inc.	1,957
			118,950
		Savings & Loans: 0.0%
360		Hudson City Bancorp., Inc.	6,642
			6,642
		Semiconductors: 0.2%
50		Altera Corp.	1,034
50		Analog Devices, Inc.	1,318
250		Applied Materials, Inc.	3,783
50	@	Broadcom Corp.	932
1,110		Intel Corp.	20,790
50		KLA-Tencor Corp.	1,583
50		Linear Technology Corp.	1,533

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
250	@	LSI Logic Corp.	$1,340
50	@	MEMC Electronic Materials, Inc.	1,413
150		National Semiconductor Corp.	2,582
125	@	Nvidia Corp.	1,339
150	@	QLogic Corp.	2,304
350		Texas Instruments, Inc.	7,525
50		Xilinx, Inc.	1,173
			48,649
		Software: 0.3%
90	@	Adobe Systems, Inc.	3,552
50	@	Autodesk, Inc.	1,678
80	@	BMC Software, Inc.	2,290
200		CA, Inc.	3,992
50	@	Compuware Corp.	485
50	@	Electronic Arts, Inc.	1,850
150		Fidelity National Information Services, Inc.	2,769
50	@	Fiserv, Inc.	2,366
200		IMS Health, Inc.	3,782
1,500		Microsoft Corp.	40,035
910	@	Oracle Corp.	18,482
			81,281
		Telecommunications: 0.4%
1,077		AT&T, Inc.	30,070
50		CenturyTel, Inc.	1,833
60	@	Ciena Corp.	605
1,150	@	Cisco Systems, Inc.	25,944
300		Corning, Inc.	4,692
50		Embarq Corp.	2,028
150	@	JDS Uniphase Corp.	1,269
50	@	Juniper Networks, Inc.	1,054
180		Motorola, Inc.	1,285
250		Qualcomm, Inc.	10,743
450		Qwest Communications International, Inc.	1,454
430		Sprint Nextel Corp.	2,623
550		Verizon Communications, Inc.	17,650
350		Windstream Corp.	3,829
			105,079
		Toys/Games/Hobbies: 0.0%
150		Hasbro, Inc.	5,208
			5,208
		Transportation: 0.1%
30		Burlington Northern Santa Fe Corp.	2,773
50		CSX Corp.	2,729
30		Expeditors International Washington, Inc.	1,045
50		FedEx Corp.	3,952
20		Norfolk Southern Corp.	1,324
20		Ryder System, Inc.	1,240
60		United Parcel Service, Inc. - Class B	3,773
			16,836
		Total Common Stock
		(Cost $2,184,095)	2,036,163
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
20		Equity Residential	888
			888
		Diversified: 0.0%
60		Vornado Realty Trust	5,457
			5,457
		Health Care: 0.0%
90		HCP, Inc.	3,612
			3,612
		Hotels: 0.0%
280		Host Hotels & Resorts, Inc.	3,721
			3,721
		Regional Malls: 0.0%
50		General Growth Properties, Inc.	755
50		Simon Property Group, Inc.	4,850
			5,605
		Storage: 0.1%
70		Public Storage, Inc.	6,931
			6,931
		Warehouse/Industrial: 0.0%
50		Prologis	2,064
			2,064
		Total Real Estate Investment Trusts
		(Cost $29,770)	28,278

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 74.8%
		Federal National Mortgage Association##: 33.5%
$2,291,000	Z	Discount Note, due 09/15/13		$1,904,626
7,640,000	^, Z	3.660%, due 07/15/13		6,485,390
				8,390,016
		Other U.S. Agency Obligations: 41.3%
6,000,000	Z	Financing Corp., 3.650%, due 06/06/13		5,113,474
6,000,000	^, Z	Resolution Funding Corp., 3.230%, due 04/15/13		5,223,864
				10,337,338
		Total U.S. Government Agency Obligations
		(Cost $18,766,313)		18,727,354
U.S. TREASURY OBLIGATIONS: 15.9%
		U.S. Treasury STRIP: 15.9%
4,574,000	^	Discount Note, due 05/15/13		3,984,219
		Total U.S. Treasury Obligations
		(Cost $3,969,498)		3,984,219
		Total Long-Term Investments
		(Cost $24,949,676)		24,776,014

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 0.7%
175,000		ING Institutional Prime Money Market Fund - Class I		$175,000
		Total Mutual Fund
		(Cost $175,000)		175,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$133,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $133,004 to be received upon repurchase (Collateralized by $129,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $136,411, due 10/15/14)		$133,000
		Total Repurchase Agreement
		(Cost $133,000)		133,000
		Total Short-Term Investments
		(Cost $308,000)		308,000
		Total Investments in Securities
		(Cost $25,257,676) *	100.2%	$25,084,014
		Other Assets and Liabilities - Net	(0.2)	(47,321)
		Net Assets	100.0%	$25,036,693

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $26,031,812.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$56,513
		Gross Unrealized Depreciation		(1,004,311)
		Net Unrealized Depreciation		$(947,798)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$2,239,441	$—
Level 2 - Other Significant Observable Inputs	22,844,573	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$25,084,014	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 0.7%
		Advertising: 0.0%
50	@	Interpublic Group of Cos., Inc.	$388
			388
		Aerospace/Defense: 0.0%
50		Boeing Co.	2,868
10		Lockheed Martin Corp.	1,097
30		United Technologies Corp.	1,802
			5,767
		Agriculture: 0.0%
70		Altria Group, Inc.	1,389
100		Archer-Daniels-Midland Co.	2,191
70		Philip Morris International, Inc.	3,367
			6,947
		Airlines: 0.0%
10		Southwest Airlines Co.	145
			145
		Auto Manufacturers: 0.0%
53	@	Ford Motor Co.	276
			276
		Auto Parts & Equipment: 0.0%
50		Johnson Controls, Inc.	1,517
			1,517
		Banks: 0.0%
177		Bank of America Corp.	6,195
60		Bank of New York Mellon Corp.	1,955
50		BB&T Corp.	1,890
30		Capital One Financial Corp.	1,530
10		Fifth Third Bancorp.	119
50		Huntington Bancshares, Inc.	400
100		Regions Financial Corp.	960
40		State Street Corp.	2,275
50		US Bancorp.	1,801
30		Wachovia Corp.	105
100		Wells Fargo & Co.	3,753
			20,983
		Beverages: 0.0%
50		Anheuser-Busch Cos., Inc.	3,244
120		Coca-Cola Co.	6,346
70		PepsiCo, Inc.	4,989
			14,579
		Biotechnology: 0.0%
50	@	Amgen, Inc.	2,964
40	@	Biogen Idec, Inc.	2,012
			4,976
		Chemicals: 0.0%
30		Air Products & Chemicals, Inc.	2,055
50		Dow Chemical Co.	1,589
60		EI Du Pont de Nemours & Co.	2,418
			6,062
		Coal: 0.0%
10		Massey Energy Co.	357
			357
		Commercial Services: 0.0%
100		Automatic Data Processing, Inc.	4,275
20		McKesson Corp.	1,076
			5,351
		Computers: 0.1%
100	@	Affiliated Computer Services, Inc.	5,063
50	@	Apple, Inc.	5,683
100	@	Dell, Inc.	1,648
100	@	EMC Corp.	1,196
100		Hewlett-Packard Co.	4,624
50		International Business Machines Corp.	5,848
50	@	Sun Microsystems, Inc.	380
			24,442
		Cosmetics/Personal Care: 0.0%
130		Procter & Gamble Co.	9,060
			9,060
		Diversified Financial Services: 0.1%
20		American Express Co.	709
50		Charles Schwab Corp.	1,300
200		Citigroup, Inc.	4,102
30		CME Group, Inc.	11,145
50		Discover Financial Services	691
30		Goldman Sachs Group, Inc.	3,840

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
30	@	IntercontinentalExchange, Inc.	$2,420
40		Invesco Ltd.	839
131		JPMorgan Chase & Co.	6,118
40		Merrill Lynch & Co., Inc.	1,012
70		Morgan Stanley	1,610
20		NYSE Euronext	784
			34,570
		Electric: 0.0%
50	@	AES Corp.	585
30		American Electric Power Co., Inc.	1,111
70		Dominion Resources, Inc.	2,995
50		DTE Energy Co.	2,006
50		Duke Energy Corp.	872
50		Edison International	1,995
10		Entergy Corp.	890
50		Pepco Holdings, Inc.	1,146
			11,600
		Electrical Components & Equipment: 0.0%
10		Emerson Electric Co.	408
			408
		Electronics: 0.0%
200	@	Agilent Technologies, Inc.	5,932
10		Amphenol Corp.	401
100		Applied Biosystems, Inc.	3,425
25		Tyco Electronics Ltd.	692
			10,450
		Engineering & Construction: 0.0%
30		Fluor Corp.	1,671
			1,671
		Food: 0.0%
20		Kellogg Co.	1,122
85		Kraft Foods, Inc.	2,784
20		Kroger Co.	550
50		Sara Lee Corp.	632
			5,088
		Healthcare - Products: 0.0%
50	@	Boston Scientific Corp.	614
25		Covidien Ltd.	1,344
70		Johnson & Johnson	4,850
50		Medtronic, Inc.	2,505
			9,313
		Healthcare - Services: 0.0%
100		Aetna, Inc.	3,611
50		UnitedHealth Group, Inc.	1,270
20	@	WellPoint, Inc.	935
			5,816
		Home Builders: 0.0%
50		Lennar Corp.	760
50		Pulte Homes, Inc.	699
			1,459
		Insurance: 0.0%
50		Aflac, Inc.	2,938
90		American International Group, Inc.	300
10		Assurant, Inc.	550
30		Metlife, Inc.	1,680
50		Progressive Corp.	870
50		Prudential Financial, Inc.	3,600
			9,938
		Internet: 0.0%
70	@	eBay, Inc.	1,567
20	@	Google, Inc. - Class A	8,010
50	@	Symantec Corp.	979
50	@	Yahoo!, Inc.	865
			11,421
		Machinery - Diversified: 0.0%
30		Deere & Co.	1,485
			1,485
		Media: 0.0%
100		Comcast Corp. – Class A	1,963
10	@	DIRECTV Group, Inc.	262
100		News Corp. - Class A	1,199
100		Time Warner, Inc.	1,311
100		Walt Disney Co.	3,069
			7,804
		Mining: 0.0%
100		Alcoa, Inc.	2,258
3		Freeport-McMoRan Copper & Gold, Inc.	171
			2,429
		Miscellaneous Manufacturing: 0.0%
410		General Electric Co.	10,455
50		Honeywell International, Inc.	2,078
30		Illinois Tool Works, Inc.	1,334

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
50		Leggett & Platt, Inc.	$1,090
25		Tyco International Ltd.	876
			15,833
		Oil & Gas: 0.1%
30		Anadarko Petroleum Corp.	1,455
100		Chevron Corp.	8,248
70		ConocoPhillips	5,128
40		Devon Energy Corp.	3,648
230		ExxonMobil Corp.	17,862
10		Hess Corp.	821
10		Noble Energy, Inc.	556
60		Occidental Petroleum Corp.	4,227
29	@	Transocean, Inc.	3,185
			45,130
		Oil & Gas Services: 0.0%
30		Halliburton Co.	972
50		Schlumberger Ltd.	3,905
			4,877
		Pharmaceuticals: 0.1%
50		Abbott Laboratories	2,879
20		Allergan, Inc.	1,030
100		AmerisourceBergen Corp.	3,765
50		Bristol-Myers Squibb Co.	1,043
50		Eli Lilly & Co.	2,202
30	@	Express Scripts, Inc.	2,215
19	@	King Pharmaceuticals, Inc.	182
110		Merck & Co., Inc.	3,472
250		Pfizer, Inc.	4,610
60		Schering-Plough Corp.	1,108
50		Wyeth	1,847
			24,353
		Pipelines: 0.0%
50		El Paso Corp.	638
50		Spectra Energy Corp.	1,190
40		Williams Cos., Inc.	946
			2,774
		Retail: 0.1%
40		Costco Wholesale Corp.	2,597
86		CVS Caremark Corp.	2,895
10		Darden Restaurants, Inc.	286
50		Gap, Inc.	889
50		Home Depot, Inc.	1,295
50		Limited Brands, Inc.	866
50		Lowe’s Cos., Inc.	1,185
40		McDonald’s Corp.	2,468
50		Target Corp.	2,453
50		TJX Cos., Inc.	1,526
130		Wal-Mart Stores, Inc.	7,786
20		Yum! Brands, Inc.	652
			24,898
		Savings & Loans: 0.0%
100		Hudson City Bancorp., Inc.	1,845
100		Washington Mutual, Inc.	8
			1,853
		Semiconductors: 0.0%
100		Analog Devices, Inc.	2,635
50		Applied Materials, Inc.	757
250		Intel Corp.	4,683
50	@	LSI Logic Corp.	268
100		Texas Instruments, Inc.	2,150
			10,493
		Software: 0.1%
100	@	Adobe Systems, Inc.	3,947
100	@	Autodesk, Inc.	3,355
50		CA, Inc.	998
50		Fidelity National Information Services, Inc.	923
50		IMS Health, Inc.	946
350		Microsoft Corp.	9,342
200	@	Oracle Corp.	4,062
			23,573
		Telecommunications: 0.1%
220		AT&T, Inc.	6,142
280	@	Cisco Systems, Inc.	6,317
50		Corning, Inc.	782
50	@	JDS Uniphase Corp.	423
50		Motorola, Inc.	357
50		Qualcomm, Inc.	2,149
100		Qwest Communications International, Inc.	323
100		Sprint Nextel Corp.	610
140		Verizon Communications, Inc.	4,493
50		Windstream Corp.	547
			22,143

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Transportation: 0.0%
30		United Parcel Service, Inc. - Class B		$1,887
				1,887
		Total Common Stock
		(Cost $418,331)		392,116
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Hotels: 0.0%
50		Host Hotels & Resorts, Inc.		665
				665
		Warehouse/Industrial: 0.0%
40		Prologis		1,651
				1,651
		Total Real Estate Investment Trusts
		(Cost $2,369)		2,316

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.0%
		Federal Home Loan Mortgage Corporation##: 20.0%
$13,000,000	Z	2.830%, due 11/15/13		$11,270,012
				11,270,012
		Federal National Mortgage Association##: 11.5%
7,820,000	^, Z	Discount Note, due 01/15/14		6,480,872
				6,480,872
		Other U.S. Agency Obligations: 40.5%
7,150,000	Z	Financing Corp., 3.550%, due 11/11/13		5,980,545
20,000,000	^, Z	Resolution Funding Corp., 3.440%, due 01/15/14		16,879,060
				22,859,605
		Total U.S. Government Agency Obligations
		(Cost $39,934,119)		40,610,489
U.S. TREASURY OBLIGATIONS: 27.3%
		U.S. Treasury STRIP: 27.3%
18,050,000	^	Discount Note, due 11/15/13		15,427,949
		Total U.S. Treasury Obligations
		(Cost $15,366,339)		15,427,949
		Total Long-Term Investments
		(Cost $55,721,158)		56,432,870

Shares				Value
SHORT-TERM INVESTMENTS: 0.1%
		Affiliated Mutual Fund: 0.1%
44,000		ING Institutional Prime Money Market Fund - Class I		$44,000
		Total Short-Term Investments
		(Cost $44,000)		44,000
		Total Investments in Securities
		(Cost $55,765,158)*	100.1%	$56,476,870
		Other Assets and Liabilities - Net	(0.1)	(81,976)
		Net Assets	100.0%	$56,394,894

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $55,975,954.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$781,557
		Gross Unrealized Depreciation		(280,641)
		Net Unrealized Appreciation		$500,916

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$438,432	$—
Level 2 - Other Significant Observable Inputs	56,038,438	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$56,476,870	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2008 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.2%
		Federal National Mortgage Association##: 33.5%
$20,000,000	^, Z	3.960%, due 05/15/14		$16,315,140
4,500,000	Z	4.010%, due 07/05/14		3,645,396
20,000,000	^^, Z	4.020%, due 07/15/14		16,179,120
				36,139,656
		Other U.S. Agency Obligations: 23.7%
31,000,000	^, Z	Resolution Funding Corp., 3.610%, due 07/15/14		25,581,944
				25,581,944
		Total U.S. Government Agency Obligations (Cost $60,085,066)		61,721,600
U.S. TREASURY OBLIGATIONS: 32.0%
		U.S. Treasury STRIP: 32.0%
41,315,000	^	3.440%, due 05/15/14		34,532,771

		Total U.S. Treasury Obligations (Cost $34,449,445)		34,532,771
OTHER BONDS: 10.2%
		Sovereign: 10.2%
3,666,000	Z	AID-Israel, 3.670%, due 05/15/14		3,031,954
9,724,000	Z	AID-Israel, 3.760%, due 08/15/14		7,945,860
		Total Other Bonds (Cost $11,275,662)		10,977,814
		Total Long-Term Investments (Cost $105,810,173)		107,232,185
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
798,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $798,033 to be received upon repurchase (Collateralized by $825,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $825,632, due 05/20/10)		798,000
		Total Short-Term Investments (Cost $798,000)		798,000
		Total Investments in Securities
		(Cost $106,608,173)*	100.1%	$108,030,185
		Other Assets and Liabilities - Net	(0.1)	(141,837)
		Net Assets	100.0%	$107,888,348

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $107,019,058.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,460,590
		Gross Unrealized Depreciation		(449,463)
		Net Unrealized Appreciation		$1,011,127

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                 Level 1 - quoted prices in active markets for identical investments

•                 Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	108,030,185	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$108,030,185	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008